UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02224
MML Series Investment Fund
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA 01111		01111
(Address of principal executive offices)		(Zip code)

David W. O’Leary 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		413-788-8411

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1. Schedule of Investments.

MML Money Market Fund — Portfolio
of Investments

March 31, 2005 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.3%
Commercial Paper — 81.2%
Abbott Laboratories (†) 2.640%	04/26/2005	$2,803,000	$2,797,862
American Honda Finance Corp. 2.540%	04/06/2005	1,373,000	1,372,515
American Honda Finance Corp. 2.670%	04/28/2005	1,000,000	997,998
American Honda Finance Corp. 2.710%	05/05/2005	480,000	478,771
Anheuser-Busch Cos., Inc. 2.530%	04/12/2005	2,950,000	2,947,720
Bank of America Corp. 2.730%	04/25/2005	1,300,000	1,297,634
Caterpillar Financial Services Corp. 2.630%	05/05/2005	1,300,000	1,296,771
Caterpillar Financial Services Corp. 2.760%	04/15/2005	618,000	617,337
Caterpillar Financial Services Corp. 2.860%	07/05/2005	860,000	853,509
CIT Group, Inc. 2.200%	04/04/2005	1,080,000	1,079,802
CIT Group, Inc. 2.800%	05/02/2005	1,352,000	1,348,740
Citigroup Global Markets 2.500%	04/14/2005	2,619,000	2,616,636
Coca-Cola Co. (The) 2.690%	05/02/2005	2,800,000	2,793,514
Colgate-Palmolive Co. (†) 2.730%	04/22/2005	1,514,000	1,511,589
DaimlerChrysler Revolving Auto Conduit LLC 2.780%	05/16/2005	2,850,000	2,840,096
Dover Corp. (†) 2.700%	04/11/2005	2,575,000	2,573,069
Dover Corp. (†) 2.750%	04/11/2005	276,000	275,789
Dow Jones & Co., Inc. (†) 2.680%	04/29/2005	2,800,000	2,794,163
Dupont EI de Nemours Co. 2.710%	04/25/2005	1,411,000	1,408,451
Dupont EI de Nemours Co. 2.810%	05/20/2005	1,500,000	1,494,263
Emerson Electric Co. 2.740%	04/26/2005	2,900,000	2,894,482
Equitable Resources, Inc. (†) 2.610%	04/05/2005	2,025,000	2,024,413
FCAR Owner Trust I 2.440%	04/15/2005	1,565,000	1,563,515
FCAR Owner Trust I 2.630%	04/18/2005	1,325,000	1,323,354
Florida Power & Light Co. 2.760%	04/28/2005	2,895,000	2,889,007

1

Gannett Co., Inc. 2.560%	04/20/2005	$1,250,000	$1,248,311
Gannett Co., Inc. 2.640%	04/08/2005	1,298,000	1,297,334
General Electric Capital Corp. 2.870%	06/30/2005	2,690,000	2,670,699
Goldman Sachs Group, Inc. 2.700%	04/22/2005	2,776,000	2,771,628
Govco, Inc. (†) 2.770%	04/28/2005	1,469,000	1,465,948
Harley-Davidson, Inc. (†) 2.550%	04/20/2005	1,225,000	1,223,351
Harley-Davidson, Inc. (†) 2.600%	04/08/2005	1,650,000	1,649,166
Hewlett-Packard Co. (†) 2.740%	04/27/2005	2,900,000	2,894,261
Illinois Tool Works, Inc. 2.830%	05/18/2005	2,552,000	2,542,571
International Business Machines Corp. 2.730%	05/03/2005	2,900,000	2,892,963
Kimberly-Clark Worldwide (†) 2.760%	04/19/2005	2,925,000	2,920,964
Kitty Hawk Funding Corp. (†) 2.790%	04/25/2005	1,650,000	1,646,931
L’Oreal USA, Inc. (†) 2.630%	04/01/2005	1,000,000	1,000,000
L’Oreal USA, Inc. (†) 2.810%	04/25/2005	519,000	518,028
McCormick & Co., Inc. (†) 2.670%	05/31/2005	1,000,000	995,550
McCormick & Co., Inc. (†) 2.830%	05/31/2005	1,850,000	1,841,274
Minnesota Mining & Manufacturing Co. 2.770%	05/20/2005	1,743,000	1,736,428
National Rural Utilities Cooperative Finance 2.730%	04/18/2005	1,275,000	1,273,356
National Rural Utilities Cooperative Finance 2.780%	04/22/2005	550,000	549,108
National Rural Utilities Cooperative Finance 2.780%	05/05/2005	1,100,000	1,097,112
Nestle Capital Corp. (†) 2.720%	05/12/2005	2,900,000	2,891,016
New Center Asset Trust 2.640%	04/06/2005	1,404,000	1,403,485
New Center Asset Trust 2.740%	04/13/2005	1,450,000	1,448,676
Paccar Financial Corp. 2.870%	06/13/2005	2,229,000	2,216,028
PepsiCo, Inc. 2.580%	04/01/2005	2,319,000	2,319,000
South Carolina Electric & Gas 2.770%	04/28/2005	2,915,000	2,908,944
Southern Co. (The) (†) 2.540%	04/04/2005	1,519,000	1,518,678
Wal-Mart Stores, Inc. (†) 2.840%	05/24/2005	2,900,000	2,887,875
			95,919,685

2

Discount Notes — 4.9%
Federal Farm Credit Bank 2.960%	08/31/2005	$2,375,000	$2,345,318
Federal Farm Credit Bank 3.000%	10/26/2005	503,000	494,281
Federal Farm Credit Bank 3.300%	12/01/2005	235,000	229,744
Federal Home Loan Bank 2.840%	08/05/2005	2,800,000	2,772,168
			5,841,511

U.S. Treasury Bills — 14.2%
U.S. Treasury Bill 2.153%	04/07/2005	4,340,000	4,338,444
U.S. Treasury Bill 2.280%	04/21/2005	3,745,000	3,740,256
U.S. Treasury Bill 2.349%	05/26/2005	3,990,000	3,975,681
U.S. Treasury Bill 2.515%	06/23/2005	2,670,000	2,654,518
U.S. Treasury Bill 2.585%	05/19/2005	2,015,000	2,008,055
			16,716,954

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost) (*)			118,478,150

TOTAL INVESTMENTS — 100.3%

Other Assets/(Liabilities) — (0.3%)			(296,681)

NET ASSETS — 100.0%			$118,181,469

Notes to Portfolio of Investments

(*)                                 See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $35,429,927 or 30.0% of net assets.

The accompanying notes are an integral part of the financial statements.

3

MML Managed Bond Fund — Portfolio
of Investments

March 31, 2005 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 95.8%
ASSET BACKED SECURITIES — 2.2%
Capital Auto Receivables Asset Trust, Series 2003-1, Class A2A 2.270%	01/17/2006	$315,472	$315,324
Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	2,738,369	2,657,893
Ford Credit Auto Owner Trust, Series 2003-A, Class A3A 2.200%	07/17/2006	732,851	731,706
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 6.700%	10/25/2028	142,687	142,887
Oak Hill Credit Partners, Series 1A, Class A2 3.050%	09/12/2013	2,000,000	2,010,000
Travelers Funding Limited, Series 1A, Class A1 (†) 6.300%	02/18/2014	1,108,279	1,137,981
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	1,439,792	1,434,839

TOTAL ASSET BACKED SECURITIES
(Cost $8,422,608)			8,430,630

CORPORATE DEBT — 50.7%
Abitibi-Consolidated, Inc.
8.375%	04/01/2015	235,000	228,538
Ahold Finance USA, Inc.
6.875%	05/01/2029	860,000	817,000
Alcan Aluminum Limited
6.250%	11/01/2008	800,000	843,841
Allied Waste North America, Inc.
8.875%	04/01/2008	210,000	217,087
Allied Waste North America, Series B
5.750%	02/15/2011	350,000	318,500
American General Finance Corp.
5.875%	07/14/2006	1,000,000	1,022,279
American Greetings Corp.
6.100%	08/01/2028	1,730,000	1,803,525
American Honda Finance Corp. (†)
3.850%	11/06/2008	850,000	830,869
American Standard, Inc.
7.375%	02/01/2008	100,000	106,936
American Standard, Inc.
7.625%	02/15/2010	800,000	890,657
Ametek, Inc.
7.200%	07/15/2008	1,495,000	1,596,098
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	850,000	847,048
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	965,000	1,100,787

1

Appalachian Power Co., Series G
3.600%	05/15/2008	$560,000	$543,429
Aramark Services, Inc.
8.150%	05/01/2005	1,200,000	1,203,714
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	1,200,000	1,213,271
Australian Gas Light Co. Limited (†)
6.400%	04/15/2008	850,000	890,862
Avery-Dennison Corp.
6.760%	04/15/2005	1,200,000	1,201,207
Avnet, Inc.
8.000%	11/15/2006	205,000	215,250
Bank of America Corp.
3.250%	08/15/2008	500,000	481,475
Bank of America Corp.
4.250%	10/01/2010	950,000	929,492
Barrick Gold Corp.
7.500%	05/01/2007	2,000,000	2,121,150
Bausch & Lomb, Inc.
7.125%	08/01/2028	815,000	873,991
Belo Corp.
8.000%	11/01/2008	555,000	612,664
Blyth, Inc.
7.900%	10/01/2009	550,000	603,474
Bombardier Capital, Inc. (†)
6.125%	06/29/2006	250,000	249,375
Bombardier Capital, Inc. (†) (†††)
6.750%	05/01/2012	310,000	275,125
Briggs & Stratton Corp.
7.250%	09/15/2007	115,000	121,900
Briggs & Stratton Corp.
8.875%	03/15/2011	1,650,000	1,881,000
Buckeye Partners LP
4.625%	07/15/2013	500,000	479,200
Burlington Northern RR Co., Series H
9.250%	10/01/2006	870,000	931,814
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	740,000	832,417
Burlington Northern Santa Fe Corp.
7.875%	04/15/2007	750,000	799,461
Cabot Corp. (†)
5.250%	09/01/2013	525,000	515,940
Capitol Records, Inc. (†)
8.375%	08/15/2009	805,000	865,375
Carlisle Companies, Inc.
7.250%	01/15/2007	1,100,000	1,149,799
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,340,000	1,317,842
Cendant Corp.
6.875%	08/15/2006	700,000	724,494
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,310,000	1,350,262
Certegy, Inc.
4.750%	09/15/2008	270,000	271,850

2

Champion International Corp.
6.400%	02/15/2026	$1,500,000	$1,590,711
Chemed Corp.
8.750%	02/24/2011	655,000	712,312
Chevron Phillips Chemical Co. LLC
5.375%	06/15/2007	750,000	764,029
Cingular Wireless
5.625%	12/15/2006	200,000	204,316
CIT Group, Inc.
3.650%	11/23/2007	20,000	19,577
CIT Group, Inc.
4.125%	02/21/2006	1,400,000	1,403,340
CIT Group, Inc.
7.375%	04/02/2007	600,000	634,491
Citigroup, Inc.
6.750%	12/01/2005	2,000,000	2,039,746
Clear Channel Communications, Inc.
6.000%	11/01/2006	275,000	280,250
CNF, Inc.
8.875%	05/01/2010	600,000	691,802
Colonial Pipeline Co. (†)
7.630%	04/15/2032	500,000	649,284
Comcast Cable Communications, Inc.
6.200%	11/15/2008	1,235,000	1,290,128
Comcast Cable Communications, Inc.
8.375%	05/01/2007	1,250,000	1,346,470
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,050,000	1,124,767
Constellation Brands, Inc.
8.000%	02/15/2008	260,000	277,550
Cooper Industries Limited
5.250%	07/01/2007	1,500,000	1,526,955
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,150,000	1,100,789
Cox Communications, Inc. (†)
4.625%	01/15/2010	1,315,000	1,277,793
Cox Communications, Inc.
6.750%	03/15/2011	475,000	506,303
Cox Enterprises, Inc. (†)
4.375%	05/01/2008	750,000	739,453
CSX Corp.
7.250%	05/01/2027	1,175,000	1,374,974
DaimlerChrysler NA Holding Corp.
4.050%	06/04/2008	500,000	485,570
DaimlerChrysler NA Holding Corp.
4.125%	03/07/2007	2,900,000	2,859,226
Delhaize America, Inc.
9.000%	04/15/2031	735,000	892,979
Deutsche Telekom International Finance BV
8.250%	06/15/2005	1,000,000	1,009,645
Dominion Resources, Inc.
7.195%	09/15/2014	320,000	362,909
Dover Corp.
6.250%	06/01/2008	750,000	796,215

3

Dow Jones & Co., Inc. (†)
3.875%	02/15/2008	$1,800,000	$1,779,406
DPL, Inc.
8.250%	03/01/2007	1,000,000	1,059,739
Duke Energy Field Services Corp.
7.875%	08/16/2010	800,000	908,420
Ecolab, Inc.
6.875%	02/01/2011	1,100,000	1,192,075
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	430,000	439,754
Elwood Energy LLC
8.159%	07/05/2026	284,963	316,309
Emerald Investment Grade CBO Limited (†)
3.090%	05/24/2011	903,680	904,249
Enbridge Energy Partners, LP
4.000%	01/15/2009	1,000,000	972,397
Entergy Gulf States, Inc.
5.250%	08/01/2015	2,400,000	2,342,059
Enterprise Products Operating LP
7.500%	02/01/2011	795,000	878,256
Enterprise Products Operating, LP, Series B
4.000%	10/15/2007	150,000	146,854
EOP Operating, LP
6.750%	02/15/2008	800,000	844,910
Equifax, Inc.
4.950%	11/01/2007	500,000	507,305
ERAC USA Finance Co. (†)
6.700%	06/01/2034	730,000	798,459
ERAC USA Finance Co. (†)
6.750%	05/15/2007	2,000,000	2,091,712
FedEx Corp.
2.286%	04/01/2005	540,000	540,000
First Industrial LP
7.000%	12/01/2006	1,000,000	1,034,787
FirstEnergy Corp., Series A
5.500%	11/15/2006	610,000	620,362
Fiserv, Inc.
4.000%	04/15/2008	650,000	640,512
Ford Motor Co.
6.375%	02/01/2029	780,000	641,646
Ford Motor Co.
6.625%	02/15/2028	446,000	374,719
FPL Group Capital, Inc.
3.250%	04/11/2006	800,000	794,995
France Telecom SA
8.750%	03/01/2031	425,000	559,365
Franklin Resources, Inc.
3.700%	04/15/2008	960,000	943,131
Fred Meyer, Inc.
7.450%	03/01/2008	750,000	803,746
General Mills, Inc.
2.625%	10/24/2006	4,000,000	3,909,648
General Mills, Inc.
8.900%	06/15/2006	1,000,000	1,053,134

4

General Motors Acceptance Corp.
6.150%	04/05/2007	$1,000,000	$980,937
General Motors Corp. (†††)
7.200%	01/15/2011	1,600,000	1,444,435
General Motors Corp. (†††)
8.375%	07/15/2033	1,165,000	996,928
Georgia Gulf Corp.
7.625%	11/15/2005	315,000	320,119
Glencore Funding LLC (†)
6.000%	04/15/2014	645,000	613,392
Goldman Sachs Group LP
5.000%	10/01/2014	770,000	746,231
Goodrich (B.F.) Co.
7.500%	04/15/2008	900,000	974,268
GTECH Holdings Corp. (†)
4.500%	12/01/2009	315,000	308,124
Gulf South Pipeline Co., LP (†)
5.050%	02/01/2015	225,000	222,066
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	425,000	432,350
HCA, Inc.
6.950%	05/01/2012	500,000	518,978
Hershey Foods Corp.
7.200%	08/15/2027	1,250,000	1,536,235
Hilton Hotels Corp. (†††)
7.200%	12/15/2009	75,000	81,722
Hilton Hotels Corp.
7.625%	05/15/2008	460,000	496,972
Homer City Funding LLC
8.734%	10/01/2026	219,758	254,370
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	360,000	354,600
Household Finance Corp.
4.125%	12/15/2008	415,000	407,587
Household Finance Corp.
6.375%	10/15/2011	75,000	81,022
Hughes Supply, Inc. (†)
5.500%	10/15/2014	1,275,000	1,238,204
Humana, Inc.
7.250%	08/01/2006	995,000	1,030,751
ICI Wilmington, Inc.
7.050%	09/15/2007	550,000	579,725
Idex Corp.
6.875%	02/15/2008	775,000	813,965
International Paper Co.
3.800%	04/01/2008	920,000	901,898
Interpool, Inc.
7.350%	08/01/2007	500,000	515,000
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,225,000	1,335,250
iStar Financial, Inc. REIT
7.000%	03/15/2008	400,000	423,825
iStar Financial, Inc., Series B
4.875%	01/15/2009	190,000	187,602

5

iStar Financial, Inc., Series B
5.700%	03/01/2014	$350,000	$345,299
J.C. Penney Co., Inc. (†††)
7.950%	04/01/2017	255,000	242,250
Jefferies Group, Inc.
7.500%	08/15/2007	300,000	321,089
JP Morgan Chase & Co.
3.125%	12/11/2006	1,000,000	985,006
Kellwood Co.
7.625%	10/15/2017	140,000	146,430
Kellwood Co.
7.875%	07/15/2009	240,000	259,888
Kennametal, Inc.
7.200%	06/15/2012	1,048,000	1,158,065
Kern River Funding Corp. (†)
4.893%	04/30/2018	1,012,733	1,009,624
KeySpan Gas East Corp., Series MTNA
6.900%	01/15/2008	1,105,000	1,175,197
Kimco Realty Corp., Series MTNB
7.860%	11/01/2007	1,100,000	1,198,083
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,100,000	1,113,107
The Kroger Co.
6.750%	04/15/2012	1,000,000	1,089,818
Lasmo (USA), Inc.
6.750%	12/15/2007	2,000,000	2,112,402
Leucadia National Corp.
7.750%	08/15/2013	2,000,000	2,080,000
Liberty Media Corp.
3.500%	09/25/2006	2,600,000	2,562,498
Lubrizol Corp.
4.625%	10/01/2009	685,000	674,780
Lubrizol Corp.
5.875%	12/01/2008	425,000	436,897
Marriott International, Inc., Series E
7.000%	01/15/2008	1,445,000	1,534,613
Masco Corp.
6.750%	03/15/2006	1,230,000	1,261,640
May Department Stores Co. (The)
3.950%	07/15/2007	430,000	424,115
MBNA Corp.
4.625%	09/15/2008	650,000	647,069
Meritor Automotive, Inc.
6.800%	02/15/2009	725,000	717,750
MGM Mirage
6.000%	10/01/2009	360,000	355,050
MGM Mirage
6.750%	09/01/2012	100,000	100,750
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,300,000	1,254,158
Miller Brewing Co. (†)
4.250%	08/15/2008	425,000	420,816
Millipore Corp.
7.500%	04/01/2007	1,000,000	1,046,323

6

Mobil Corp.
8.625%	08/15/2021	$1,000,000	$1,389,578
Mohawk Industries, Inc., Series C
6.500%	04/15/2007	350,000	364,883
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	500,000	556,766
Monongahela Power Co.
6.700%	06/15/2014	450,000	485,282
National Rural Utilities Cooperative Finance Corp.
4.375%	10/01/2010	500,000	491,125
Navistar International Corp.
7.500%	06/15/2011	750,000	755,625
Nevada Power Co. (†)
5.875%	01/15/2015	560,000	546,000
Newell Rubbermaid, Inc.
4.000%	05/01/2010	450,000	432,072
Nexen, Inc.
5.875%	03/10/2035	425,000	406,504
Nextel Communications, Inc.
5.950%	03/15/2014	220,000	218,900
Nisource Finance Corp.
3.200%	11/01/2006	570,000	558,651
Norfolk Southern Corp.
6.000%	04/30/2008	550,000	577,601
Norfolk Southern Corp.
7.350%	05/15/2007	750,000	794,968
Northwestern Corp. (†)
5.875%	11/01/2014	255,000	253,679
Oak Hill Securities Fund II (†)
8.920%	10/15/2006	700,000	722,050
OAO Gazprom (†)
9.625%	03/01/2013	795,000	908,288
Pacific Bell
6.125%	02/15/2008	350,000	364,314
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	490,000	507,150
Pacific Gas & Electric Co.
6.050%	03/01/2034	645,000	662,296
Park Place Entertainment Corp.
8.500%	11/15/2006	1,000,000	1,051,250
Pearson, Inc. (†)
7.375%	09/15/2006	1,000,000	1,046,175
Pentair, Inc.
7.850%	10/15/2009	850,000	944,878
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	475,000	498,823
Pilgrims Pride Corp.
9.625%	09/15/2011	135,000	146,475
Pioneer Natural Resources Co.
6.500%	01/15/2008	750,000	785,466
Plains All American Pipeline Co.
5.625%	12/15/2013	590,000	595,801
Precision Castparts Corp.
5.600%	12/15/2013	1,315,000	1,321,167

7

The Premcor Refining Group, Inc.
6.750%	05/01/2014	$280,000	$280,000
Qwest Corp. (†)
9.125%	03/15/2012	415,000	451,313
Rogers Cable, Inc.
5.500%	03/15/2014	500,000	458,750
Rogers Wireless Communications, Inc.
6.135%	12/15/2010	250,000	258,750
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	410,000	397,700
Ryder System, Inc.
6.600%	11/15/2005	750,000	761,928
Sealed Air Corp. (†)
6.875%	07/15/2033	250,000	270,932
Shaw Communications, Inc.
8.250%	04/11/2010	960,000	1,056,000
Simon Property Group LP
7.375%	01/20/2006	1,000,000	1,025,143
SLM Corp.
5.000%	10/01/2013	650,000	641,596
SLM Corp.
5.625%	08/01/2033	350,000	345,974
Smithfield Foods, Inc.
7.000%	08/01/2011	1,025,000	1,049,344
Sonoco Products Co.
6.500%	11/15/2013	1,500,000	1,612,326
Sony Capital Corp. (†)
4.950%	11/01/2006	1,500,000	1,520,722
Sprint Capital Corp.
6.900%	05/01/2019	360,000	389,904
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	620,000	677,350
Steelcase, Inc.
6.375%	11/15/2006	1,430,000	1,456,202
SuperValu, Inc.
7.875%	08/01/2009	1,500,000	1,679,409
Tampa Electric Co.
5.375%	08/15/2007	875,000	894,771
TCI Communications, Inc.
6.875%	02/15/2006	350,000	360,613
Temple-Inland, Inc.
7.875%	05/01/2012	250,000	282,206
Temple-Inland, Inc., Series MTND
8.125%	12/15/2006	600,000	620,897
Textron Financial Corp., Series E
2.690%	10/03/2006	1,205,000	1,178,222
TGT Pipeline LLC (†)
5.500%	02/01/2017	350,000	348,156
Thomas & Betts Corp.
6.500%	01/15/2006	400,000	406,815
Thomas & Betts Corp., Series MTNB
6.390%	02/10/2009	275,000	284,050
The Thomson Corp.
5.750%	02/01/2008	955,000	984,426

8

The Thomson Corp.
6.200%	01/05/2012	$650,000	$700,097
Time Warner, Inc.
6.150%	05/01/2007	1,390,000	1,434,755
Timken Co.
5.750%	02/15/2010	805,000	822,705
Timken Co., Series A
6.750%	08/21/2006	600,000	614,006
Toro Co.
7.800%	06/15/2027	1,005,000	1,148,185
TransAlta Corp.
5.750%	12/15/2013	1,200,000	1,220,734
Tricon Global Restaurants, Inc.
8.875%	04/15/2011	1,380,000	1,653,477
Tri-State Generation & Transmission Association, Series 2003, Class A (†)
6.040%	01/31/2018	525,000	549,743
Tri-State Generation & Transmission Association, Series 2003, Class B (†)
7.144%	07/31/2033	580,000	670,004
TXU Corp. (†)
5.550%	11/15/2014	265,000	251,435
TXU Corp. (†)
6.500%	11/15/2024	275,000	262,792
TXU Corp. (†)
6.550%	11/15/2034	185,000	175,389
Tyco International Group SA
6.375%	02/15/2006	1,100,000	1,119,411
Tyco International Group SA
6.375%	10/15/2011	275,000	293,576
Tyson Foods, Inc.
8.250%	10/01/2011	325,000	376,958
Union Pacific Corp.
6.400%	02/01/2006	950,000	968,147
United Air Lines, Inc., Series 91B (*) (††)
0.000%	02/19/2006	280,959	103,955
United Dominion Realty Trust, Inc. REIT Series MTN
4.300%	07/01/2007	750,000	746,633
US Airways, Inc. Cl. B (*) (††)
7.500%	04/15/2008	869,681	0
USA Interactive
7.000%	01/15/2013	1,000,000	1,059,070
Verizon Global Funding Corp.
7.750%	12/01/2030	580,000	700,987
Verizon New England, Inc.
6.500%	09/15/2011	730,000	781,540
Virginia Electric and Power Co.
5.375%	02/01/2007	660,000	672,927
Vulcan Materials Co.
6.000%	04/01/2009	800,000	838,902
The Walt Disney Co.
6.750%	03/30/2006	800,000	821,254
Washington Mutual, Inc.
2.400%	11/03/2005	1,900,000	1,885,455

9

Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	$955,000	$1,080,445
WellPoint Health Networks, Inc.
6.375%	06/15/2006	865,000	886,988
Wells Fargo
4.125%	03/10/2008	640,000	634,506
Williams Gas Pipelines Central, Inc. (†)
7.375%	11/15/2006	950,000	991,579
Wisconsin Electric Power
3.500%	12/01/2007	845,000	827,694
WPP Finance (USA) Corp.
6.625%	07/15/2005	1,100,000	1,107,250
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	974,776

TOTAL CORPORATE DEBT
(Cost $191,200,970)			192,262,445

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.8%
ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,832,869	1,779,025
AES Eastern Energy LP, Series 1999-1, Class A
9.000%	01/02/2017	543,388	624,897
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	481,671	492,006
Bank of America Mortgage Securities, Series 2004-G, Class 2A7
4.614%	08/25/2034	852,204	843,711
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA
4.037%	07/25/2034	2,492,421	2,437,820
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1
3.749%	09/25/2033	867,704	861,293
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1
4.241%	02/25/2034	695,679	692,881
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1
5.960%	11/11/2030	352,086	357,497
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	714,585	711,342
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1
2.254%	01/15/2037	1,091,378	1,060,926
GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A1
5.033%	12/10/2035	550,931	557,507
GSR Mortgage Loan Trust, Series 2004-9
4.670%	08/25/2034	1,382,033	1,382,760

10

IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A
4.742%	08/25/2034	$2,274,577	$2,291,605
Kiowa Power Partners LLC (†)
4.811%	12/30/2013	400,000	391,380
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6
3.787%	11/21/2034	600,000	578,747
MASTR Asset Securitization Trust, Series 2002-6, Class 6A1
6.500%	10/25/2032	157,325	157,684
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1
5.000%	12/25/2033	2,623,939	2,546,628
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1
6.310%	11/15/2026	372,277	377,046
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA
4.282%	07/25/2033	706,047	705,155
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA
4.125%	02/25/2034	361,627	358,691
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A
5.219%	02/25/2034	197,290	197,940
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (†)
6.920%	02/03/2014	1,000,000	1,077,026
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A
5.023%	03/25/2034	1,550,864	1,546,884
Structured Asset Securities Corp., Series 2002-11A, Class 2A1
5.600%	06/25/2032	585,410	592,357
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,954,548	1,934,758
Tenaska Oklahoma (†)
6.528%	12/30/2014	500,000	500,835
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	631,058	675,565
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	1,448,039	1,477,250
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	588,059	604,511
Washington Mutual, Inc., Series 2003-S11, Class A1
5.000%	11/25/2033	3,404,688	3,304,642
Washington Mutual, Inc., Series 2004-AR14, Class A1
4.279%	01/25/2035	2,683,338	2,638,826
Washington Mutual, Inc., Series 2004-AR2, Class A
3.287%	04/25/2044	2,363,336	2,391,337

11

Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1
4.259%	09/25/2034	$2,126,805	$2,080,592
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1
4.599%	12/25/2034	2,647,682	2,624,782

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $41,217,781)			40,855,906

SOVEREIGN DEBT OBLIGATIONS — 0.1%

United Mexican States
8.300%	08/15/2031	500,000	572,500

TOTAL SOVEREIGN DEBT OBLIGATIONS
(Cost $524,567)			572,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.0%
Federal Home Loan Mortgage Corporation (FHLMC) — 2.9%
Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	1,037,819	1,081,621
FHLMC, Series W067, Class A
6.420%	12/01/2005	309,262	313,708
Total Collateralized Mortgage Obligations			1,395,329

Pass-Through Securities — 2.5%
FHLMC
4.250%	07/15/2009	1,860,000	1,853,391
FHLMC
5.500%	11/01/2031	1,180,173	1,186,950
FHLMC
6.000%	09/01/2016 - 02/01/2018	736,859	761,095
FHLMC
6.500%	09/01/2016	1,188,016	1,242,404
FHLMC
6.625%	09/15/2009	3,610,000	3,925,912
FHLMC
7.500%	10/01/2030 - 03/01/2031	185,472	198,911
FHLMC
8.000%	03/01/2027	275,683	298,545
FHLMC
9.000%	03/01/2017	12,392	13,181
Total Pass-Through Securities			9,480,389
Total Federal Home Loan Mortgage Corporation (FHLMC)			10,875,718

12

Federal National Mortgage Association (FNMA) — 9.4%
Pass-Through Securities
FNMA
3.875%	11/17/2008	$3,600,000	$3,534,442
FNMA
4.625%	10/15/2013	3,800,000	3,755,442
FNMA
5.000%	11/01/2034	12,547,057	12,280,432
FNMA
5.500%	05/01/2033 - 02/01/2035	3,382,968	3,392,722
FNMA
6.000%	06/01/2016	135,824	140,419
FNMA
6.420%	11/01/2008	1,221,331	1,289,460
FNMA
6.500%	07/01/2016	550,769	576,672
FNMA
7.000%	03/01/2031 - 04/01/2031	291,233	307,330
FNMA
7.500%	08/01/2029 - 06/01/2031	299,837	321,284
FNMA
8.000%	11/01/2029 - 09/01/2031	680,880	734,822
FNMA
9.000%	05/01/2009	56,479	59,533
FNMA TBA
4.500%	04/01/2018	9,580,000	9,366,696
Total Pass-Through Securities			35,759,254

Government National Mortgage Association (GNMA) — 2.6%
Pass-Through Securities
GNMA
4.125%	11/20/2025	44,406	44,737
GNMA
4.625%	11/20/2027	10,264	10,340
GNMA
5.000%	02/15/2034	2,781,576	2,752,348
GNMA
6.000%	02/15/2029 - 08/15/2032	2,945,804	3,033,223
GNMA
6.500%	05/15/2023 - 11/15/2028	1,643,100	1,722,401
GNMA
7.000%	09/15/2023 - 08/15/2032	1,033,283	1,097,213
GNMA
7.250%	11/20/2021 - 01/20/2022	292,308	309,233
GNMA
7.500%	03/15/2017 - 06/15/2024	454,163	488,045
GNMA
8.000%	08/15/2005 - 04/15/2008	356,322	384,661
Total Pass-Through Securities			9,842,201

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV
4.687%	01/15/2022	528,337	519,821
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $57,180,334)			56,996,994

13

U.S. TREASURY OBLIGATIONS — 17.0%
U.S. Treasury Bonds — 2.8%
U.S. Treasury Bond
6.125%	08/15/2029	$9,015,000	$10,625,023

U.S. Treasury Notes — 10.9%
U.S. Treasury Note
2.500%	10/31/2006	500,000	490,859
U.S. Treasury Note (†††)
3.375%	11/15/2008	20,155,000	19,703,087
U.S. Treasury Note
3.375%	10/15/2009	1,650,000	1,597,793
U.S. Treasury Note
4.000%	02/15/2014	12,085,000	11,665,802
U.S. Treasury Note
5.000%	02/15/2011	480,000	498,600
U.S. Treasury Note (†††)
5.000%	08/15/2011	7,170,000	7,450,078
Total U.S. Treasury Notes			41,406,219

U.S. Treasury Strips — 3.3%
U.S. Treasury Strips, Principal Only
0.000%	05/15/2016	21,000,000	12,464,071

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $62,173,101)			64,495,313

TOTAL BONDS & NOTES
(Cost $360,719,361)			363,613,788

SHORT-TERM INVESTMENTS — 7.1%
Cash Equivalents — 4.5% (**)
Bank of America Bank Note
2.540%	06/01/2005	518,207	518,207
Bank of America Bank Note
2.770%	04/18/2005	279,035	279,035
Bank of America Bank Note
2.800%	06/09/2005	279,033	279,033
Bank of America Bank Note
2.820%	05/16/2005	398,621	398,621
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	159,448	159,448
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	200,208	200,208
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	398,621	398,621
BGI Institutional Money Market Fund		1,594,484	1,594,484

14

BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	$279,035	$279,035
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	197,905	197,905
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	538,608	538,608
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	797,242	797,242
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	545,984	545,984
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	199,310	199,310
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	797,242	797,242
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	279,529	279,529
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	556,521	556,521
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	398,621	398,621
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	281,362	281,362
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	518,207	518,207
Freddie Mac Discount Note
2.728%	05/02/2005	205,188	205,188
Freddie Mac Discount Note
2.740%	05/03/2005	454,428	454,428
General Electric Capital Corp.
2.646%	04/04/2005	189,926	189,926
General Electric Capital Corp.
2.656%	04/04/2005	552,617	552,617
Goldman Sachs Financial Square Prime Obligations Fund		181,850	181,850
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	478,345	478,345
Merrill Lynch Premier Institutional Money Market Fund		380,206	380,206
Merrimac Cash Fund, Premium Class		812,452	812,452
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	797,242	797,242
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	217,496	217,496
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	398,621	398,621
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	797,242	797,242
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	279,035	279,035
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	220,053	220,053

15

Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	$135,095	$135,095
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	279,035	279,035
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	545,229	545,229
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	298,966	298,966
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	120,207	120,207
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	57,105	57,105
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	362,764	362,764
			16,980,325

Commercial Paper – 2.6%
Alcoa, Inc.
2.840%	04/07/2005	1,805,000	1,804,144
Countrywide Home Loans, Inc.
2.850%	04/05/2005	2,720,000	2,719,139
Deluxe Corp. (†)
2.850%	04/01/2005	1,424,000	1,424,000
Dominion Resources, Inc. (†)
2.810%	04/04/2005	1,650,000	1,649,614
Tribune Co. (†)
2.760%	04/06/2005	2,495,000	2,494,044
			10,090,941

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			27,071,266

TOTAL INVESTMENTS – 102.9%
(Cost $387,790,629) (***)			$390,685,054

Other Assets/(Liabilities) – (2.9%)			(11,119,296)

NET ASSETS – 100.0%			$379,565,758

16

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

TBA - To be announced

(*)              Non-income producing security.

(**)            Represents investments of security lending collateral. (Note 2).

(***)          See Note 3 for aggregate cost for Federal tax purposes.

(†)               Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $33,323,265 or 8.8% of net assets.

(††)             Security is currently in default.

(†††)           Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

17

MML Blend Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 56.0%
Advertising — 0.1%
Monster Worldwide, Inc. (*)	5,200	$145,860
Omnicom Group, Inc. (†)	8,200	725,864
		871,724

Aerospace & Defense — 1.8%
Boeing Co.	92,400	5,401,704
General Dynamics Corp.	19,700	2,108,885
Goodrich Corp.	7,000	268,030
Honeywell International, Inc.	49,100	1,827,011
Lockheed Martin Corp.	23,000	1,404,380
Northrop Grumman Corp.	21,700	1,171,366
Raytheon Co.	44,500	1,722,150
Rockwell Collins, Inc.	10,100	480,659
United Technologies Corp.	29,100	2,958,306
		17,342,491

Apparel, Textiles & Shoes — 0.8%
Coach, Inc. (*)	11,300	639,919
The Gap, Inc. (†)	105,000	2,293,200
Jones Apparel Group, Inc.	8,200	274,618
Limited Brands	77,400	1,880,820
Liz Claiborne, Inc.	6,600	264,858
Nike, Inc. Cl. B	13,300	1,108,023
Nordstrom, Inc.	10,200	564,876
Reebok International Limited	2,000	88,600
VF Corp.	20,400	1,206,456
		8,321,370

Automotive & Parts — 0.2%
AutoNation, Inc. (*)	32,100	607,974
Ford Motor Co.	109,400	1,239,502
General Motors Corp. (†)	300	8,817
Genuine Parts Co.	10,100	439,249
The Goodyear Tire & Rubber Co. (*)(†)	10,000	133,500
		2,429,042

Banking, Savings & Loans — 6.0%
AmSouth Bancorporation (†)	17,100	443,745
Bank of America Corp.	222,600	9,816,660
Bank of New York Co., Inc.	34,800	1,010,940
BB&T Corp.	14,700	574,476
Capital One Financial Corp.	100	7,477
Citigroup, Inc.	297,600	13,374,144
Comerica, Inc.	13,400	738,072
Compass Bancshares, Inc.	5,500	249,700
Fannie Mae	43,500	2,368,575
Fifth Third Bancorp (†)	14,800	636,104
First Horizon National Corp. (†)	5,600	228,424
Freddie Mac	52,100	3,292,720
Golden West Financial Corp.	12,700	768,350

JP Morgan Chase & Co.	116,016	$4,014,154
KeyCorp (†)	44,100	1,431,045
M&T Bank Corp.	4,500	459,270
Marshall and Ilsley Corp. (†)	9,400	392,450
Mellon Financial Corp.	25,300	722,062
National City Corp. (†)	28,200	944,700
North Fork Bancorporation, Inc.	53,950	1,496,573
Northern Trust Corp. (†)	7,500	325,800
Providian Financial Corp. (*)	23,200	398,112
Regions Financial Corp.	20,923	677,905
SLM Corp.	19,300	961,912
Sovereign Bancorp, Inc.	16,900	374,504
SunTrust Banks, Inc.	15,700	1,131,499
Synovus Financial Corp.	9,700	270,242
U.S. Bancorp	83,800	2,415,116
Wachovia Corp.	71,933	3,662,109
Washington Mutual, Inc.	39,250	1,550,375
Wells Fargo & Co.	75,900	4,538,820
Zions Bancorp	3,400	234,668
		59,510,703

Beverages — 0.7%
Brown-Forman Corp. Cl. B	3,500	191,625
The Coca-Cola Co.	74,500	3,104,415
Coca-Cola Enterprises, Inc.	18,900	387,828
Molson Coors Brewing Co. Cl. B	7,900	609,643
The Pepsi Bottling Group, Inc.	11,700	325,845
PepsiCo, Inc.	35,400	1,877,262
		6,496,618

Broadcasting, Publishing & Printing — 1.3%
Clear Channel Communications, Inc. (†)	800	27,576
Comcast Corp. Cl. A (*)	41,000	1,384,980
Dow Jones & Co., Inc. (†)	3,100	115,847
Gannett Co., Inc.	18,500	1,462,980
Knight Ridder, Inc. (†)	3,400	228,650
The McGraw-Hill Companies, Inc.	8,500	741,625
Meredith Corp.	2,000	93,500
New York Times Co. Cl. A	6,600	241,428
Time Warner, Inc. (*)	333,000	5,844,150
Univision Communications, Inc. Cl. A (*)	1,200	33,228
Viacom, Inc. Cl. B	75,300	2,622,699
		12,796,663

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp. (†)	6,500	163,410
Masco Corp.	26,200	908,354
Vulcan Materials Co.	6,600	375,078
		1,446,842
Chemicals — 1.2%
Air Products & Chemicals, Inc. (†)	10,700	677,203
Ashland, Inc.	3,700	249,639
Dow Chemical Co.	77,900	3,883,315

Du Pont (E.I.) de Nemours & Co.	46,900	$2,403,156
Eastman Chemical Co.	3,700	218,300
International Flavors & Fragrances, Inc.	13,300	525,350
Monsanto Co.	31,300	2,018,850
PPG Industries, Inc.	14,100	1,008,432
Rohm & Haas Co.	9,200	441,600
		11,425,845

Commercial Services — 0.9%
Apollo Group, Inc. Cl. A (*)	400	29,624
Block (H&R), Inc. (†)	12,000	606,960
Cendant Corp.	136,000	2,793,440
Donnelley (R.R.) & Sons Co.	5,200	164,424
eBay, Inc.(*)	22,000	819,720
Equifax, Inc.	34,900	1,071,081
Moody’s Corp. (†)	6,100	493,246
Paychex, Inc.	9,800	321,636
PerkinElmer, Inc.	86,600	1,786,558
Quest Diagnostics, Inc.	3,200	336,416
Robert Half International, Inc. (†)	5,700	153,672
Ryder System, Inc.	2,900	120,930
		8,697,707

Communications — 0.9%
Avaya, Inc. (*)	30,700	358,576
Citizens Communications Co. (†)	18,100	234,214
L-3 Communications Holdings, Inc.	7,300	518,446
Lucent Technologies, Inc. (*)(†)	15,400	42,350
Network Appliance, Inc. (*)(†)	38,000	1,051,080
Nextel Communications, Inc. Cl. A (*)	38,800	1,102,696
Qualcomm, Inc.	27,700	1,015,205
SBC Communications, Inc.	190,000	4,501,100
Scientific-Atlanta, Inc.	10,200	287,844
		9,111,511

Communications Equipment — 0.2%
Motorola, Inc.	143,000	2,140,710

Computer Integrated Systems Design — 0.4%
Autodesk, Inc.	30,500	907,680
Computer Sciences Corp. (*)	9,300	426,405
Parametric Technology Corp. (*)	292,842	1,636,987
Sun Microsystems, Inc. (*)	197,500	797,900
		3,768,972

Computer Programming Services — 0.1%
Mercury Interactive Corp. (*)	28,500	1,350,330

Computers & Information — 2.8%
Apple Computer, Inc. (*)	111,500	4,646,205
Cisco Systems, Inc. (*)	245,700	4,395,573
Comverse Technology, Inc. (*)	300	7,566
Dell, Inc. (*)	198,900	7,641,738
EMC Corp. (*)	140,700	1,733,424

International Business Machines Corp.	98,300	$8,982,654
International Game Technology	200	5,332
Jabil Circuit, Inc. (*)	300	8,556
Lexmark International, Inc. (*)	7,600	607,772
Solectron Corp. (*)	2,000	6,940
Symbol Technologies, Inc.	100	1,449
		28,037,209

Computers & Office Equipment — 0.3%
Electronic Data Systems Corp.	24,500	506,415
Hewlett-Packard Co.	32,700	717,438
Pitney Bowes, Inc.	13,500	609,120
Xerox Corp. (*)	56,000	848,400
		2,681,373

Containers — 0.1%
Ball Corp.	5,400	223,992
Bemis Co., Inc.	3,100	96,472
Pactiv Corp. (*)	7,100	165,785
Sealed Air Corp. (*)	5,500	285,670
Temple-Inland, Inc.	3,400	246,670
		1,018,589

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	30,900	1,612,053
The Gillette Co.	57,800	2,917,744
Kimberly-Clark Corp.	28,400	1,866,732
The Procter & Gamble Co.	147,400	7,812,200
		14,208,729

Data Processing & Preparation — 0.3%
Affiliated Computer Services, Inc. Cl. A (*)(†)	3,600	191,664
Automatic Data Processing, Inc.	16,000	719,200
First Data Corp.	22,800	896,268
Fiserv, Inc. (*)	9,500	378,100
IMS Health, Inc.	100	2,439
NCR Corp. (*)	28,200	951,468
		3,139,139

Electric Utilities — 1.8%
AES Corp. (*)	25,300	414,414
Ameren Corp.	13,000	637,130
American Electric Power Co. (†)	10,900	371,254
CenterPoint Energy, Inc.	11,300	135,939
Cinergy Corp.	8,500	344,420
CMS Energy Corp. (*)(†)	4,600	59,984
Consolidated Edison, Inc. (†)	9,400	396,492
Constellation Energy Group, Inc.	6,900	356,730
Dominion Resources, Inc.	7,500	558,225
DTE Energy Co. (†)	6,800	309,264
Duke Energy Corp.	63,400	1,775,834
Edison International	12,700	440,944
Entergy Corp.	8,700	614,742
Exelon Corp. (†)	54,200	2,487,238

FirstEnergy Corp.	21,900	$918,705
FPL Group, Inc.	24,600	987,690
NiSource, Inc.	12,400	282,596
PG&E Corp. (†)	37,300	1,271,930
Pinnacle West Capital Corp.	4,300	182,793
PPL Corp.	17,700	955,623
Progress Energy, Inc. (†)	9,600	402,720
Public Service Enterprise Group, Inc. (†)	9,300	505,827
Southern Co.	62,800	1,998,924
Teco Energy, Inc. (†)	61,700	967,456
TXU Corp.	9,400	748,522
		18,125,396

Electrical Equipment & Electronics — 3.4%
Advanced Micro Devices, Inc. (*)	800	12,896
Altera Corp. (*)(†)	13,100	259,118
American Power Conversion Corp.	6,900	180,159
Analog Devices, Inc.	1,000	36,140
Broadcom Corp. Cl. A (*)	1,500	44,880
Emerson Electric Co.	24,000	1,558,320
Freescale Semiconductor, Inc. Cl. B (*)	22,618	390,160
General Electric Co.	515,000	18,570,900
Intel Corp.	372,300	8,648,529
Kla-Tencor Corp. (*)	1,800	82,818
Linear Technology Corp.	500	19,155
LSI Logic Corp. (*)	22,500	125,775
Maxim Integrated Products, Inc.	700	28,609
Micron Technology, Inc. (*)(†)	2,000	20,680
National Semiconductor Corp.	21,000	432,810
Nvidia Corp. (*)	9,700	230,472
Qlogic Corp. (*)(†)	5,500	222,750
Rockwell Automation, Inc.	25,900	1,466,976
Texas Instruments, Inc.	29,800	759,602
Xilinx, Inc.	700	20,461
		33,111,210

Energy — 5.4%
Amerada Hess Corp.(†)	9,700	933,237
Anadarko Petroleum Corp.	11,300	859,930
Apache Corp.	14,800	906,204
BJ Services Co.	100	5,188
Burlington Resources, Inc.	17,800	891,246
ChevronTexaco Corp.	130,200	7,591,962
ConocoPhillips	50,500	5,445,920
Devon Energy Corp.	38,400	1,833,600
Dynegy, Inc. Cl. A (*)(†)	21,200	82,892
El Paso Corp.	50,800	537,464
Exxon Mobil Corp.	317,200	18,905,120
Halliburton Co.	1,100	47,575
Kerr-McGee Corp.	16,000	1,253,280
KeySpan Corp.	6,300	245,511
Kinder Morgan, Inc.	8,100	613,170
Marathon Oil Corp.	27,200	1,276,224
Nabors Industries Limited (*)	6,100	360,754

Nicor, Inc. (†)	2,500	$92,725
Noble Corp.	100	5,621
Occidental Petroleum Corp.	18,000	1,281,060
Peoples Energy Corp.	1,800	75,456
Rowan Companies, Inc.	5,000	149,650
Schlumberger Limited	42,800	3,016,544
Sempra Energy (†)	22,000	876,480
Sunoco, Inc. (†)	8,700	900,624
Transocean, Inc. (*)	23,400	1,204,164
Unocal Corp.	11,900	734,111
Valero Energy Corp.	29,900	2,190,773
The Williams Companies, Inc.	42,800	805,068
Xcel Energy, Inc.	15,600	268,008
		53,389,561

Entertainment & Leisure — 0.4%
News Corp., Inc. Cl. A	5,200	87,984
The Walt Disney Co.	148,500	4,266,405
		4,354,389

Financial Services — 2.8%
American Express Co.	40,500	2,080,485
Archstone-Smith Trust	12,600	429,786
Bear Stearns Companies, Inc.	13,200	1,318,680
CIT Group, Inc.	23,600	896,800
Countrywide Financial Corp.	46,600	1,512,636
E*Trade Financial Corp. (*)	12,500	150,000
Federated Investors, Inc. Cl. B	6,700	189,677
Franklin Resources, Inc.	11,300	775,745
The Goldman Sachs Group, Inc.	37,900	4,168,621
Huntington Bancshares, Inc. (†)	6,300	150,570
Janus Capital Group, Inc. (†)	100	1,395
Lehman Brothers Holdings, Inc.	33,100	3,116,696
MBNA Corp.	57,300	1,406,715
Merrill Lynch & Co., Inc.	78,500	4,443,100
Morgan Stanley	86,400	4,946,400
PNC Financial Services Group, Inc.	13,500	694,980
Price (T. Rowe) Group, Inc.	6,900	409,722
The Schwab (Charles) Corp.	2,900	30,479
Simon Property Group, Inc. REIT	12,600	763,308
		27,485,795

Foods — 0.8%
Archer-Daniels-Midland Co. (†)	71,300	1,752,554
General Mills, Inc.	19,100	938,765
Heinz (H. J.) Co.	12,000	442,080
Hershey Foods Corp. (†)	12,800	773,888
Kellogg Co.	20,500	887,035
The Kroger Co. (*)	34,900	559,447
Safeway, Inc. (*)	30,200	559,606
Sara Lee Corp.	45,700	1,012,712
SuperValu, Inc. (†)	18,600	620,310
		7,546,397

Forest Products & Paper — 0.2%
Georgia-Pacific Corp.	21,600	$766,584
MeadWestvaco Corp.	9,600	305,472
Plum Creek Timber Co., Inc.	11,800	421,260
Weyerhaeuser Co.	9,100	623,350
		2,116,666

Healthcare — 0.6%
Caremark Rx, Inc. (*)	300	11,934
Express Scripts, Inc. (*)	4,200	366,198
HCA, Inc.	22,400	1,199,968
Humana, Inc. (*)	9,600	306,624
Laboratory Corp. of America Holdings (*)	8,000	385,600
UnitedHealth Group, Inc.	37,400	3,567,212
		5,837,536

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	7,500	429,525
KB Home	2,600	305,396
Pulte Homes, Inc. (†)	5,400	397,602
Whirlpool Corp.	100	6,773
		1,139,296

Household Products — 0.5%
Black & Decker Corp.	4,900	387,051
The Clorox Co.	21,700	1,366,883
Corning, Inc. (*)	3,800	42,294
Fortune Brands, Inc.	8,700	701,481
Newell Rubbermaid, Inc.	9,900	217,206
Sherwin-Williams Co.	10,100	444,299
Snap-On, Inc.	3,000	95,370
The Stanley Works	33,100	1,498,437
		4,753,021

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	4,800	298,896

Industrial - Diversified — 1.5%
3M Co.	44,500	3,813,205
Cooper Industries Limited Cl. A	5,900	421,968
Danaher Corp. (†)	15,700	838,537
Eaton Corp.	9,200	601,680
Illinois Tool Works, Inc. (†)	15,900	1,423,527
ITT Industries, Inc.	5,800	523,392
Textron, Inc. (†)	7,900	589,498
Tyco International Limited	183,231	6,193,208
		14,405,015

Information Retrieval Services — 0.2%
Yahoo!, Inc. (*)	59,300	2,010,270

Insurance — 3.7%
ACE Limited	16,300	$672,701
Aetna, Inc.	17,200	1,289,140
AFLAC, Inc.	17,200	640,872
Allstate Corp.	66,600	3,600,396
Ambac Financial Group, Inc.	6,200	463,450
American International Group, Inc.	149,400	8,278,254
Aon Corp. (†)	18,900	431,676
Chubb Corp. (†)	19,000	1,506,130
Cigna Corp.	19,800	1,768,140
Cincinnati Financial Corp.	9,810	427,814
The Hartford Financial Services Group, Inc.	41,800	2,865,808
Jefferson-Pilot Corp.	8,400	412,020
Lincoln National Corp.	17,600	794,464
Loews Corp.	22,400	1,647,296
MBIA, Inc. (†)	8,100	423,468
Metlife, Inc.	42,700	1,669,570
MGIC Investment Corp.	6,300	388,521
Principal Financial Group, Inc.	18,800	723,612
Progressive Corp.	11,400	1,046,064
Prudential Financial, Inc.	29,500	1,693,300
Safeco Corp.	8,200	399,422
St. Paul Travelers Companies	38,435	1,411,718
Torchmark Corp.	3,800	198,360
UnumProvident Corp. (†)	30,100	512,302
WellPoint, Inc. (*)	17,000	2,130,950
XL Capital Limited Cl. A	8,000	578,960
		35,974,408

Lodging — 0.4%
Hilton Hotels Corp. (†)	49,000	1,095,150
Marriott International, Inc. Cl. A	14,500	969,470
Starwood Hotels & Resorts Worldwide, Inc.	26,300	1,578,789
		3,643,409

Machinery & Components — 0.3%
Baker Hughes, Inc. (†)	24,400	1,085,556
Cummins, Inc.	7,800	548,730
Dover Corp.	11,600	438,364
Ingersoll-Rand Co. Cl. A	9,900	788,535
Parker-Hannifin Corp.	4,700	286,324
		3,147,509

Manufacturing — 0.2%
American Standard Companies, Inc.	25,900	1,203,832
Applied Materials, Inc. (*)	62,800	1,020,500
		2,224,332

Medical Supplies — 0.6%
Agilent Technologies, Inc. (*)	900	19,980
Applied Biosystems Group-Applera Corp.	87,100	1,719,354
Bard (C.R.), Inc.	4,300	292,744
Bausch & Lomb, Inc. (†)	3,700	271,210
Becton, Dickinson & Co.	41,100	2,401,062
Fisher Scientific International (*)	4,800	273,216
Medtronic, Inc.	11,900	606,305

Tektronix, Inc.	5,200	$127,556
Thermo Electron Corp. (*)	10,800	273,132
Waters Corp. (*)	4,900	175,371
		6,159,930
Metals & Mining — 0.4%
Alcoa, Inc.	1,000	30,390
Allegheny Technologies, Inc.	3,400	81,974
Nucor Corp.	26,700	1,536,852
Phelps Dodge Corp. (†)	6,100	620,553
United States Steel Corp.	24,000	1,220,400
		3,490,169

Pharmaceuticals — 4.5%
Abbott Laboratories	60,700	2,829,834
AmerisourceBergen Corp. (†)	6,700	383,843
Amgen, Inc. (*)	26,900	1,565,849
Biogen Idec, Inc. (*)	700	24,157
Bristol-Myers Squibb Co.	133,200	3,391,272
Cardinal Health, Inc.	24,700	1,378,260
Eli Lilly & Co.	8,500	442,850
Forest Laboratories, Inc. (*)	25,200	931,140
Genzyme Corp. (*)	100	5,724
Hospira, Inc. (*)	10,690	344,966
Johnson & Johnson	194,400	13,055,904
King Pharmaceuticals, Inc. (*)	16,600	137,946
McKesson Corp.	42,000	1,585,500
Medco Health Solutions, Inc. (*)(†)	15,800	783,206
Merck & Co., Inc.	201,900	6,535,503
Pfizer, Inc.	370,500	9,733,035
Schering-Plough Corp.	59,800	1,085,370
Sigma-Aldrich Corp.	2,500	153,125
		44,367,484

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (†)	43,300	1,409,415

Prepackaged Software — 2.2%
Adobe Systems, Inc.	19,500	1,309,815
BMC Software, Inc. (*)	10,900	163,500
Citrix Systems, Inc. (*)	17,100	407,322
Computer Associates International, Inc.	25,800	699,180
Compuware Corp. (*)	75,200	541,440
Intuit, Inc. (*)	15,300	669,681
Microsoft Corp.	465,100	11,241,467
Oracle Corp. (*)	373,500	4,661,280
Siebel Systems, Inc. (*)	23,300	212,729
SunGard Data Systems, Inc. (*)	8,000	276,000
Symantec Corp. (*)	58,800	1,254,204
Veritas Software Corp. (*)	19,300	448,146
		21,884,764

Real Estate — 0.1%
Equity Office Properties Trust	23,200	699,016
Equity Residential	18,100	583,001
		1,282,017

Restaurants — 0.6%
Darden Restaurants, Inc.	64,500	$1,978,860
McDonald’s Corp.	91,400	2,846,196
Yum! Brands, Inc.	12,700	657,987
		5,483,043

Retail — 2.3%
AutoZone, Inc. (*)	15,800	1,354,060
Best Buy Co., Inc.	23,300	1,258,433
Circuit City Stores, Inc.	55,300	887,565
Costco Wholesale Corp.	21,700	958,706
Dillards, Inc. Cl. A	43,800	1,178,220
Dollar General Corp.	100	2,191
Federated Department Stores, Inc.	24,400	1,552,816
The Home Depot, Inc.	64,800	2,477,952
J.C. Penney Co., Inc.	13,300	690,536
Kohl’s Corp. (*)	400	20,652
The May Department Stores Co.	100	3,702
Office Depot, Inc. (*)	44,900	995,882
RadioShack Corp. (†)	100	2,450
Sears Holdings Corp. (*)	4,847	645,475
Staples, Inc.	38,500	1,210,055
TJX Companies, Inc.	300	7,389
Wal-Mart Stores, Inc.	181,200	9,079,932
		22,326,016
Retail - Grocery — 0.1%
Albertson’s, Inc. (†)	25,800	532,770

Telephone Utilities — 1.2%
Alltel Corp. (†)	17,800	976,330
AT&T Corp.	115,500	2,165,625
CenturyTel, Inc.	39,400	1,293,896
Qwest Communications International, Inc. (*)(†)	57,500	212,750
Sprint Corp. (FON Group) (†)	197,400	4,490,850
Verizon Communications, Inc.	67,668	2,402,214
		11,541,665

Tobacco — 0.9%
Altria Group, Inc.	119,300	7,801,027
Reynolds American, Inc.	11,700	942,903
UST, Inc.	5,800	299,860
		9,043,790

Toys, Games — 0.1%
Hasbro, Inc.	8,900	182,005
Mattel, Inc.	24,800	529,480
		711,485

Transportation — 0.9%
Burlington Northern Santa Fe Corp.	48,000	$2,588,640
Carnival Corp.	500	25,905
CSX Corp.	14,600	608,090
FedEx Corp.	22,200	2,085,690
Norfolk Southern Corp.	29,300	1,085,565
United Parcel Service, Inc. Cl. B	27,900	2,029,446
		8,423,336

Travel — 0.1%
Sabre Holdings Corp. (†)	22,200	485,736

TOTAL EQUITIES (Cost $409,930,961)		551,500,293

RIGHTS - 0.0%
Computers & Information
Seagate Technology (*)(††)	21,700	—

TOTAL RIGHTS (Cost $0)		—

		Principal Amount
BONDS & NOTES — 27.9%
ASSET BACKED SECURITIES — 0.8%

Chase Mortgage Finance Co., Series 2003-S11, Class 1A-1 5.000%	10/25/2033	$2,340,863	2,272,070
Oak Hill Credit Partners, Series 1A, Class A2 3.050%	09/12/2013	1,500,000	1,507,500
Travelers Funding Limited, Series 1A, Class A1 6.300% (†††)	02/18/2014	2,691,536	2,763,669
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A2 4.230%	02/07/2015	1,220,163	1,215,965

TOTAL ASSET BACKED SECURITIES (Cost $7,679,678)			7,759,204

CORPORATE DEBT — 14.2%
Abitibi-Consolidated, Inc. 8.375%	04/01/2015	175,000	170,188
Ahold Finance USA, Inc. 6.875%	05/01/2029	640,000	608,000
Allied Waste North America, Inc. 8.875%	04/01/2008	140,000	144,725
Allied Waste North America, Series B 5.750%	02/15/2011	300,000	273,000
American General Finance Corp. 5.875%	07/14/2006	775,000	792,266
American Greetings Corp. 6.100%	08/01/2028	1,445,000	1,506,412
American Honda Finance Corp. 3.850% (†††)	11/06/2008	700,000	684,245

American Standard, Inc. 7.625%	02/15/2010	$700,000	$779,325
Ametek, Inc. 7.200%	07/15/2008	1,040,000	1,110,329
Anheuser-Busch Cos., Inc. 5.050%	10/15/2016	725,000	722,482
Anheuser-Busch Cos., Inc. 6.500%	02/01/2043	775,000	884,052
AOL Time Warner, Inc. 5.625%	05/01/2005	2,040,000	2,043,121
Aramark Services, Inc. 7.100%	12/01/2006	15,000	15,630
Aramark Services, Inc. 8.150%	05/01/2005	750,000	752,321
Australian Gas Light Co. Limited (†††) 6.400%	04/15/2008	710,000	744,132
Avnet, Inc. 8.000%	11/15/2006	545,000	572,250
Bank of America Corp. 4.250%	10/01/2010	1,200,000	1,174,096
Bausch & Lomb, Inc. 7.125%	08/01/2028	665,000	713,134
Belo Corp. 8.000%	11/01/2008	400,000	441,560
Bombardier Capital, Inc. (†††) 6.125%	06/29/2006	210,000	209,475
Bombardier Capital, Inc. (†††)(†) 6.750%	05/01/2012	245,000	217,438
Briggs & Stratton Corp. 8.875%	03/15/2011	1,370,000	1,561,800
Buckeye Partners LP 4.625%	07/15/2013	350,000	335,440
Burlington Northern RR Co., Series H 9.250%	10/01/2006	1,120,000	1,199,577
Burlington Northern Santa Fe Corp. 6.750%	03/15/2029	595,000	669,308
Cabot Corp. (†††) 5.250%	09/01/2013	425,000	417,666
Capitol Records, Inc. (†††) 8.375%	08/15/2009	595,000	639,625
Centerpoint Energy, Inc., Series B 5.875%	06/01/2008	1,085,000	1,118,346
Certegy, Inc. 4.750%	09/15/2008	220,000	221,507
Champion International Corp. 6.400%	02/15/2026	1,000,000	1,060,474
Chemed Corp. 8.750%	02/24/2011	485,000	527,438
CIT Group, Inc. 7.375%	04/02/2007	900,000	951,736
Clear Channel Communications, Inc. 6.000%	11/01/2006	200,000	203,818
Colonial Pipeline Co. (†††) 7.630%	04/15/2032	750,000	973,926

Comcast Cable Communications, Inc. 8.375%	05/01/2007	$2,500,000	$2,692,940
Consolidated Natural Gas Co., Series C 6.250%	11/01/2011	200,000	214,241
Constellation Brands, Inc. 8.000%	02/15/2008	210,000	224,175
Countrywide Home Loans, Inc. 3.250%	05/21/2008	920,000	880,631
Cox Communications, Inc. (†††) 4.625%	01/15/2010	1,150,000	1,117,462
Cox Communications, Inc. 6.750%	03/15/2011	700,000	746,131
CSX Corp. 7.250%	05/01/2027	800,000	936,153
DaimlerChrysler NA Holding Corp. 4.050%	06/04/2008	2,000,000	1,942,280
DaimlerChrysler NA Holding Corp. 4.125%	03/07/2007	525,000	517,618
Delhaize America, Inc. 9.000%	04/15/2031	525,000	637,842
Deutsche Telekom International Finance BV 8.250%	06/15/2005	850,000	858,198
Diageo Finance BV 3.000%	12/15/2006	500,000	490,366
Dominion Resources, Inc. 7.195%	09/15/2014	770,000	873,249
Dow Jones & Co., Inc. (†††) 3.875%	02/15/2008	800,000	790,847
Duke Energy Field Services Corp. 7.875%	08/16/2010	1,800,000	2,043,945
Electronic Data Systems Corp., Series B 6.500%	08/01/2013	310,000	317,032
Elwood Energy LLC 8.159%	07/05/2026	219,203	243,315
Emerald Investment Grade CBO Limited (†††) 3.090%	05/24/2011	2,711,039	2,712,746
Entergy Gulf States, Inc. 5.250%	08/01/2015	1,675,000	1,634,562
Enterprise Products Operating LP 7.500%	02/01/2011	600,000	662,834
Enterprise Products Operating, LP, Series B 4.000%	10/15/2007	45,000	44,056
ERAC USA Finance Co. (†††) 6.700%	06/01/2034	670,000	732,833
ERAC USA Finance Co. (†††) 6.750%	05/15/2007	1,000,000	1,045,856
FedEx Corp. 2.286%	04/01/2005	475,000	475,000
First Industrial LP 7.600%	05/15/2007	700,000	743,129
Ford Motor Co. 6.375%	02/01/2029	720,000	592,289
Ford Motor Co. 6.625%	02/15/2028	300,000	252,053

Foster’s Finance Corp.(†††) 6.875%	06/15/2011	$835,000	$913,418
France Telecom SA 8.750%	03/01/2031	190,000	250,069
Franklin Resources, Inc. 3.700%	04/15/2008	800,000	785,942
General Mills, Inc. 2.625%	10/24/2006	3,325,000	3,249,895
General Mills, Inc. 8.900%	06/15/2006	2,250,000	2,369,551
General Motors Acceptance Corp. 6.150%	04/05/2007	1,440,000	1,412,549
General Motors Corp. (†) 7.200%	01/15/2011	950,000	857,633
General Motors Corp. (†) 8.375%	07/15/2033	845,000	723,094
Georgia Gulf Corp. 7.625%	11/15/2005	230,000	233,738
Glencore Funding LLC (†††) 6.000%	04/15/2014	560,000	532,557
Goldman Sachs Group, Inc. 5.150%	01/15/2014	775,000	763,141
Goodrich (B.F.) Co. 7.500%	04/15/2008	1,800,000	1,948,536
Gulf South Pipeline Co., LP (†††) 5.050%	02/01/2015	150,000	148,044
Harrah’s Operating Co., Inc. 5.500%	07/01/2010	385,000	391,658
HCA, Inc. 6.950%	05/01/2012	450,000	467,080
Hilton Hotels Corp. 7.200%	12/15/2009	410,000	446,750
Homer City Funding LLC 8.734%	10/01/2026	164,819	190,777
Household Finance Corp. 4.125%	12/15/2008	875,000	859,371
Household Finance Corp. 6.375%	10/15/2011	750,000	810,225
ICI Wilmington, Inc. 7.050%	09/15/2007	735,000	774,724
Interpool, Inc. 7.350%	08/01/2007	1,000,000	1,030,000
Ipalco Enterprises, Inc. 8.375%	11/14/2008	975,000	1,062,750
iStar Financial, Inc., Series B 4.875%	01/15/2009	165,000	162,917
iStar Financial, Inc., Series B 5.700%	03/01/2014	310,000	305,836
J.C. Penney Co., Inc. 7.950%	04/01/2017	215,000	204,250
JP Morgan Chase & Co. 3.125%	12/11/2006	1,000,000	985,006
Kellwood Co. 7.625%	10/15/2017	130,000	135,971

Kellwood Co. 7.875%	07/15/2009	$165,000	$178,673
Kennametal, Inc. 7.200%	06/15/2012	920,000	1,016,622
Kern River Funding Corp. (†††) 4.893%	04/30/2018	690,501	688,381
Kimco Realty Corp., Series MTNB 7.860%	11/01/2007	1,325,000	1,443,145
The Kroger Co. 6.750%	04/15/2012	1,000,000	1,089,818
Leucadia National Corp. 7.750%	08/15/2013	1,150,000	1,196,000
Liberty Media Corp. 3.500%	09/25/2006	500,000	492,788
Lubrizol Corp. 4.625%	10/01/2009	510,000	502,391
Lubrizol Corp. 5.875%	12/01/2008	325,000	334,097
Marriott International, Inc., Series E 7.000%	01/15/2008	690,000	732,791
May Department Stores Co. (The) 3.950%	07/15/2007	365,000	360,004
Meritor Automotive, Inc. 6.800%	02/15/2009	655,000	648,450
Merrill Lynch & Co., Inc. 2.940%	01/30/2006	3,150,000	3,129,213
MGM Mirage 6.000%	10/01/2009	250,000	246,563
MGM Mirage 6.750%	09/01/2012	725,000	730,438
MidAmerican Energy Holdings Co. 3.500%	05/15/2008	1,050,000	1,012,974
Midamerican Funding LLC 6.750%	03/01/2011	145,000	157,232
Millipore Corp. 7.500%	04/01/2007	4,250,000	4,446,873
Mobil Corp. 8.625%	08/15/2021	1,050,000	1,459,057
Mohawk Industries, Inc., Series D 7.200%	04/15/2012	750,000	835,150
Monongahela Power Co. 6.700%	06/15/2014	400,000	431,362
Navistar International Corp. (†) 7.500%	06/15/2011	640,000	644,800
Nevada Power Co. (†††) 5.875%	01/15/2015	450,000	438,750
Newell Rubbermaid, Inc. 4.000%	05/01/2010	320,000	307,251
Nexen, Inc. 5.875%	03/10/2035	325,000	310,856
Nextel Communications, Inc. 5.950%	03/15/2014	180,000	179,100
Nisource Finance Corp. 3.200%	11/01/2006	480,000	470,443

Norfolk Southern Corp. 6.000%	04/30/2008	$450,000	$472,583
North Finance (Bermuda) Limited (†††) 7.000%	09/15/2005	4,000,000	4,036,968
Northwestern Corp. (†††) 5.875%	11/01/2014	205,000	203,938
Oak Hill Securities Fund II (†††) 8.920%	10/15/2006	500,000	515,750
OAO Gazprom (†††) 9.625%	03/01/2013	585,000	668,363
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 7.125%	06/15/2014	365,000	377,775
Pacific Gas & Electric Co. 6.050%	03/01/2034	570,000	585,285
Piedmont Natural Gas Co., Series E 6.000%	12/19/2033	400,000	420,062
Pilgrims Pride Corp. 9.625%	09/15/2011	110,000	119,350
Plains All American Pipeline Co. 5.625%	12/15/2013	520,000	525,113
Precision Castparts Corp. 5.600%	12/15/2013	1,125,000	1,130,276
The Premcor Refining Group, Inc. 6.750%	05/01/2014	230,000	230,000
Qwest Corp. (†††) 9.125%	03/15/2012	300,000	326,250
Rogers Cable, Inc. 5.500%	03/15/2014	425,000	389,938
Rogers Wireless Communications, Inc. 6.375%	03/01/2014	350,000	339,500
Ryder System, Inc. 6.600%	11/15/2005	3,500,000	3,555,664
Sealed Air Corp. (†††) 6.875%	07/15/2033	180,000	195,071
Shaw Communications, Inc. 8.250%	04/11/2010	415,000	456,500
Simon Property Group LP 6.875%	11/15/2006	750,000	778,253
SLM Corp. 5.000%	10/01/2013	645,000	636,661
SLM Corp. 5.625%	08/01/2033	305,000	301,492
Smithfield Foods, Inc. 7.000%	08/01/2011	860,000	880,425
Sprint Capital Corp. 6.900%	05/01/2019	255,000	276,182
Starwood Hotels & Resorts Worldwide, Inc. 7.875%	05/01/2012	495,000	540,788
Steelcase, Inc. 6.375%	11/15/2006	1,150,000	1,171,071
SuperValu, Inc. 7.875%	08/01/2009	2,000,000	2,239,212

Tampa Electric Co. 5.375%	08/15/2007	$700,000	$715,817
Temple-Inland, Inc. 7.875%	05/01/2012	200,000	225,765
Textron Financial Corp., Series E 2.690%	10/03/2006	1,710,000	1,672,000
TGT Pipeline LLC (†††) 5.500%	02/01/2017	275,000	273,551
Thomas & Betts Corp. 6.500%	01/15/2006	340,000	345,793
Thomas & Betts Corp., Series MTNB 6.390%	02/10/2009	200,000	206,582
Timken Co. 5.750%	02/15/2010	530,000	541,657
Timken Co., Series A 6.750%	08/21/2006	500,000	511,672
Toro Co. 7.800%	06/15/2027	1,300,000	1,485,215
TransAlta Corp. 5.750%	12/15/2013	1,000,000	1,017,278
Tricon Global Restaurants, Inc. 8.875%	04/15/2011	1,020,000	1,222,135
Tri-State Generation & Transmission Association, Series 2003, Class A (†††) 6.040%	01/31/2018	430,000	450,266
Tri-State Generation & Transmission Association, Series 2003, Class B (†††) 7.144%	07/31/2033	525,000	606,470
TXU Corp. (†††) 5.550%	11/15/2014	210,000	199,250
TXU Corp. (†††) 6.500%	11/15/2024	200,000	191,122
TXU Corp. (†††) 6.550%	11/15/2034	135,000	127,986
Tyco International Group SA 6.375%	02/15/2006	1,300,000	1,322,940
Tyco International Group SA 6.375%	10/15/2011	1,350,000	1,441,193
Tyson Foods, Inc. 8.250%	10/01/2011	215,000	249,372
Union Pacific Corp. 6.400%	02/01/2006	750,000	764,327
US Airways, Inc. Cl. B (*)(††††) 7.500%	04/15/2008	869,681	—
USA Interactive 7.000%	01/15/2013	900,000	953,163
Verizon Global Funding Corp. 7.750%	12/01/2030	525,000	634,514
Vulcan Materials Co. 6.000%	04/01/2009	1,250,000	1,310,785
The Walt Disney Co. 6.750%	03/30/2006	650,000	667,269
Washington Mutual, Inc. 2.400%	11/03/2005	1,600,000	1,587,752

Weingarten Realty Investors REIT, Series A 7.500%	12/19/2010	$770,000	$871,144
WellPoint Health Networks, Inc. 6.375%	06/15/2006	635,000	651,142
Wells Fargo 4.125%	03/10/2008	470,000	465,966
WPP Finance (USA) Corp. 6.625%	07/15/2005	2,550,000	2,566,807
XTO Energy, Inc. 4.900%	02/01/2014	850,000	828,560

TOTAL CORPORATE DEBT (Cost $138,842,901)			139,839,292

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A 5.000%	12/25/2033	1,603,760	1,556,647
AES Eastern Energy LP, Series 1999-1, Class A 9.000%	01/02/2017	463,061	532,520
Asset Securitization Corp., Series 1995-MD4, Class A1 7.100%	08/13/2029	1,252,345	1,279,216
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 3.749%	09/25/2033	741,747	736,266
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 4.241%	02/25/2034	619,787	617,294
CS First Boston Mortgage Securities Corp., Series 1998-C2, Class A1 5.960%	11/11/2030	1,056,258	1,072,491
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24 4.500%	02/25/2033	614,293	611,505
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A1 2.254%	01/15/2037	974,445	947,255
GSR Mortgage Loan Trust, Series 2004-9 4.670%	08/25/2034	1,182,048	1,182,671
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A 4.742%	08/25/2034	1,960,842	1,975,521
MASTR Asset Securitization Trust, Series 2002-6, Class 6A1 6.500%	10/25/2032	157,325	157,684
MASTR Asset Securitization Trust, Series 2003-12, Class 6A1 5.000%	12/25/2033	2,623,939	2,546,628
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A1 6.310%	11/15/2026	957,284	969,549

Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA 4.282%	07/25/2033	$629,718	$628,923
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA 4.125%	02/25/2034	316,424	313,855
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A 5.219%	02/25/2034	172,629	173,197
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B 6.920% (†††)	02/03/2014	3,000,000	3,231,077
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A 5.023%	03/25/2034	1,331,402	1,327,985
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 5.600%	06/25/2032	487,841	493,631
Structured Asset Securities Corp., Series 2003-30, Class 1A1 5.500%	10/25/2033	1,954,548	1,934,758
Tenaska Oklahoma 6.528% (†††)	12/30/2014	590,000	590,985
Vendee Mortgage Trust, Series 1992-1, Class 2Z 7.750%	05/15/2022	883,481	945,791
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A 7.000%	03/25/2034	1,227,152	1,251,907
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A 6.500%	08/25/2034	472,165	485,374
Washington Mutual, Inc., Series 2003-S11, Class A1 5.000%	11/25/2033	2,950,729	2,864,023
Washington Mutual, Inc., Series 2004-AR2, Class A 3.287%	04/25/2044	1,968,538	1,991,861
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1 4.259%	09/25/2034	1,719,544	1,682,181

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $32,179,940)			32,100,795

SOVEREIGN DEBT OBLIGATIONS — 0.1%

United Mexican States 8.375%	01/14/2011	685,000	779,530

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $764,069)			779,530

U.S. GOVERNMENT AGENCY OBLIGATIONS – 4.9%
Federal Home Loan Mortgage Corporation (FHLMC) – 1.2%
Collateralized Mortgage Obligations – 0.1%
FHLMC, Series W067, Class A 6.420%	12/01/2005	798,458	809,936

Pass-Through Securities — 1.1%
FHLMC 4.250%	07/15/2009	$3,820,000	$3,806,426
FHLMC 6.000%	09/01/2016 - 02/01/2018	903,194	932,900
FHLMC 6.500%	08/01/2016 - 09/01/2016	712,330	744,942
FHLMC 6.625%	09/15/2009	3,250,000	3,534,408
FHLMC 7.500%	02/01/2030 - 03/01/2031	1,201,780	1,290,678
FHLMC 8.000%	08/01/2026 - 03/01/2028	344,390	373,381
FHLMC 9.000%	03/01/2017	37,176	39,544
Total Pass-Through Securities			10,722,279
Total Federal Home Loan Mortgage Corporation (FHLMC)			11,532,215

Federal National Mortgage Association (FNMA) — 2.6%
Pass-Through Securities
FNMA 2.250%	05/15/2006	4,225,000	4,157,952
FNMA 4.625%	10/15/2013	2,900,000	2,865,995
FNMA 5.000%	09/01/2033 - 06/01/2035	8,575,574	8,367,330
FNMA 5.500%	07/01/2034	479,286	480,578
FNMA 6.000%	05/01/2016 - 06/01/2016	352,437	364,359
FNMA 7.000%	01/01/2031 - 05/01/2031	1,582,122	1,669,626
FNMA 7.500%	09/01/2029 - 05/01/2030	532,579	570,810
FNMA 8.000%	05/01/2013 - 09/01/2031	446,139	481,791
FNMA TBA 4.500%	04/01/2018	7,000,000	6,844,141
Total Pass-Through Securities			25,802,582

Government National Mortgage Association (GNMA) — 1.1%
Pass-Through Securities
GNMA 5.000%	02/15/2034	2,048,621	2,027,095
GNMA 6.000%	01/15/2032 - 08/15/2032	2,834,444	2,919,175
GNMA 6.500%	10/15/2028 - 03/15/2029	2,565,994	2,692,790

GNMA 7.000%	04/15/2023 - 08/15/2032	$547,251	$579,979
GNMA 7.250%	06/20/2021 - 05/20/2022	1,269,197	1,342,143
GNMA 7.500%	09/15/2016 - 10/15/2017	502,209	539,659
GNMA 8.000%	05/15/2005 - 05/15/2008	405,740	438,010
GNMA 9.000%	08/15/2008 - 09/15/2009	148,616	156,688
Total Pass-Through Securities			10,695,539

Other Agencies – 0.0%
Pass-Through Securities
New Valley Generation IV 4.687%	01/15/2022	360,230	354,423

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $48,028,226)			48,384,759

U.S. TREASURY OBLIGATIONS — 4.7%
U.S. Treasury Bonds — 2.5%
U.S. Treasury Bond (†) 6.125%	08/15/2029	8,490,000	10,006,261
U.S. Treasury Bond (**) 8.750%	05/15/2017	10,750,000	14,774,531
Total U.S. Treasury Bonds			24,780,792

U.S. Treasury Notes — 2.2%
U.S. Treasury Note 2.500%	10/31/2006	500,000	490,859
U.S. Treasury Note (†) 3.375%	11/15/2008	8,195,000	8,011,253
U.S. Treasury Note 3.375%	10/15/2009	1,400,000	1,355,703
U.S. Treasury Note 4.000%	02/15/2014	4,820,000	4,652,806
U.S. Treasury Note 5.000%	02/15/2011	375,000	389,531
U.S. Treasury Note (†) 5.000%	08/15/2011	3,595,000	3,735,430
U.S. Treasury Note 5.625%	05/15/2008	2,675,000	2,803,734
Total U.S. Treasury Notes			21,439,316

TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,883,841)			46,220,108

TOTAL BONDS & NOTES (Cost $271,378,655)			275,083,688

TOTAL LONG TERM INVESTMENTS (Cost $681,309,616)			826,583,981

SHORT-TERM INVESTMENTS — 21.2%
Cash Equivalents — 5.2% (***)
Bank of America Bank Note
2.540%	06/01/2005	$1,550,258	$1,550,258
Bank of America Bank Note
2.770%	04/18/2005	834,754	834,754
Bank of America Bank Note
2.800%	06/09/2005	834,754	834,754
Bank of America Bank Note
2.820%	05/16/2005	1,192,506	1,192,506
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	477,003	477,003
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	598,937	598,937
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	1,192,506	1,192,506
BGI Institutional Money Market Fund		4,770,025	4,770,025
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	834,754	834,754
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	592,050	592,050
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	1,611,289	1,611,289
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	2,385,012	2,385,012
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	1,633,355	1,633,355
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	596,254	596,254
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	2,385,012	2,385,012
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	836,233	836,233
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	1,664,876	1,664,876
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	1,192,506	1,192,506
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	841,718	841,718
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	1,550,258	1,550,258
Freddie Mac Discount Note
2.728%	05/02/2005	613,835	613,835
Freddie Mac Discount Note
2.740%	05/03/2005	1,359,457	1,359,457
General Electric Capital Corp.
2.646%	04/04/2005	568,178	568,178
General Electric Capital Corp.
2.656%	04/04/2005	1,653,198	1,653,198

Goldman Sachs Financial Square Prime Obligations Fund		$544,018	$544,018
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	1,431,007	1,431,007
Merrill Lynch Premier Institutional Money Market Fund		1,137,417	1,137,417
Merrimac Cash Fund, Premium Class		2,430,514	2,430,514
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	2,385,012	2,385,012
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	650,656	650,656
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	1,192,506	1,192,506
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	2,385,012	2,385,012
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	834,754	834,754
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	658,305	658,305
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	404,148	404,148
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	834,754	834,754
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	1,631,095	1,631,095
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	894,380	894,380
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	359,610	359,610
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	170,833	170,833
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	1,085,238	1,085,238
			50,797,987

Commercial Paper — 16.0%
Alcoa, Inc.
2.690%	04/11/2005	2,964,000	2,954,919
Alcoa, Inc.
2.800%	04/05/2005	5,000,000	4,997,278
Alcoa, Inc.
2.840%	04/07/2005	2,500,000	2,498,620
Autoliv ASP, Inc. (†††)
2.630%	04/12/2005	3,000,000	2,981,809
Baxter International, Inc.
2.820%	04/05/2005	1,717,000	1,715,386
Baxter International, Inc.
2.850%	04/08/2005	2,440,000	2,437,875
Clorox Co.
2.810%	04/11/2005	1,500,000	1,498,595
Countrywide Home Loans, Inc.
2.810%	04/29/2005	1,660,000	1,656,113

Countrywide Home Loans, Inc.
2.820%	04/28/2005	$3,675,000	$3,666,364
DaimlerChrysler North America Holding Corp.
2.800%	04/01/2005	2,870,000	2,864,419
DaimlerChrysler North America Holding Corp.
2.870%	04/18/2005	1,500,000	1,495,336
DaimlerChrysler North America Holding Corp.
2.890%	04/04/2005	1,300,000	1,297,808
DaimlerChrysler North America Holding Corp.
2.910%	04/13/2005	2,000,000	1,995,150
DaimlerChrysler North America Holding Corp.
2.950%	05/09/2005	2,500,000	2,488,938
Deluxe Corp. (†††)
2.740%	04/13/2005	2,365,000	2,358,700
Deluxe Corp. (†††)
2.830%	05/05/2005	3,000,000	2,991,746
Dominion Resources, Inc. (†††)
2.800%	04/06/2005	1,180,000	1,177,889
Dominion Resources, Inc. (†††)
2.810%	04/04/2005	2,575,000	2,572,186
Dominion Resources, Inc. (†††)
2.850%	04/18/2005	2,260,000	2,255,169
Dominion Resources, Inc. (†††)
2.850%	04/19/2005	1,245,000	1,242,339
Dow Jones & Co., Inc. (†††)
2.750%	04/20/2005	2,050,000	2,043,736
Dow Jones & Co., Inc. (†††)
2.800%	04/26/2005	4,000,000	3,987,556
Dow Jones & Co., Inc. (†††)
2.830%	05/03/2005	3,000,000	2,988,680
Elsevier Finance SA (†††)
2.750%	04/15/2005	2,300,000	2,293,499
Elsevier Finance SA (†††)
2.790%	04/11/2005	2,035,000	2,030,111
Elsevier Finance SA (†††)
2.830%	04/21/2005	3,200,000	3,191,196
ITT Industries, Inc. (†††)
2.730%	04/18/2005	1,090,000	1,085,123
ITT Industries, Inc. (†††)
2.910%	05/17/2005	10,202,000	10,151,696
John Deere Capital Corp. (†††)
2.630%	04/01/2005	3,500,000	3,489,005
John Deere Capital Corp. (†††)
2.820%	04/28/2005	1,255,000	1,252,247
John Deere Capital Corp. (†††)
2.870%	05/04/2005	5,000,000	4,980,867
Kellogg Co. (†††)
2.810%	04/01/2005	1,800,000	1,798,736
KeySpan Corp. (†††)
2.580%	04/05/2005	2,800,000	2,790,769
KeySpan Corp. (†††)
2.700%	04/15/2005	1,587,000	1,581,168

KeySpan Corp. (†††)
2.710%	04/05/2005	$1,025,000	$1,022,222
Kinder Morgan Energy Partners, LP (†††)
2.730%	04/08/2005	2,226,000	2,220,092
National Fuel Gas Co.
2.760%	04/04/2005	690,000	688,995
Pearson Holdings, Inc.
2.850%	04/07/2005	1,000,000	999,208
Pearson, Inc.
2.840%	04/20/2005	1,000,000	997,712
Praxair, Inc.
2.820%	04/11/2005	3,000,000	2,997,415
Reed Elsevier (†††)
2.800%	04/12/2005	1,550,000	1,546,625
South Carolina Electric & Gas
2.770%	04/25/2005	4,090,000	4,078,041
South Carolina Electric & Gas
2.800%	04/21/2005	3,465,000	3,456,915
Textron Financial Corp.
2.680%	04/07/2005	1,680,000	1,674,497
Textron Financial Corp.
2.700%	04/06/2005	1,055,000	1,052,310
Textron Financial Corp.
2.770%	04/19/2005	1,500,000	1,495,383
Textron Financial Corp.
2.810%	04/19/2005	3,000,000	2,992,038
Textron Financial Corp.
2.810%	04/22/2005	6,000,000	5,983,140
Tribune Co. (†††)
2.770%	04/19/2005	7,000,000	6,982,226
Tribune Co. (†††)
2.790%	04/29/2005	2,800,000	2,793,490
Tribune Co. (†††)
2.820%	04/20/2005	2,300,000	2,294,595
Walt Disney Co.
2.680%	04/06/2005	2,600,000	2,590,709
Walt Disney Co.
2.700%	04/04/2005	2,530,000	2,522,410
Walt Disney Co.
2.870%	05/02/2005	1,200,000	1,195,408
Walt Disney Co.
2.880%	05/09/2005	4,000,000	3,983,040
WellPoint, Inc. (†††)
2.660%	04/14/2005	1,542,000	1,536,417
WellPoint, Inc. (†††)
2.810%	04/14/2005	7,000,000	6,984,701
WellPoint, Inc. (†††)
2.840%	04/27/2005	3,000,000	2,991,243
WellPoint, Inc. (†††)
2.850%	04/14/2005	2,000,000	1,997,783
			157,887,643

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			208,685,630

TOTAL INVESTMENTS – 105.1% (Cost $889,995,246) (****)			$1,035,269,611

Other Assets/(Liabilities) – (5.1%)			(49,922,598)

NET ASSETS – 100.0%			$985,347,013

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

TBA - To be announced

(*)	Non-income producing security.
(**)	This security is held as collateral for open futures contracts. (Note 2).
(***)	Represents investments of security lending collateral. (Note 2).
(****)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.
(††)	This security is valued in good faith under procedures established by the board of trustees.
(†††)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, these securities amounted to a value of $117,001,738 or 11.9% of net assets.

(††††)	Security is currently in default.

MML Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 98.9%
Advertising — 0.1%
Interpublic Group of Companies, Inc. (*) (†)	81,600	$1,002,048
Omnicom Group, Inc. (†)	1,400	123,928
		1,125,976

Aerospace & Defense — 3.6%
Boeing Co.	54,600	3,191,916
General Dynamics Corp.	6,500	695,825
Goodrich Corp.	36,000	1,378,440
Honeywell International, Inc.	13,600	506,056
Lockheed Martin Corp.	300,890	18,372,343
Northrop Grumman Corp.	6,100	329,278
Raytheon Co.	8,200	317,340
Rockwell Collins, Inc.	505,900	24,075,781
United Technologies Corp.	5,100	518,466
		49,385,445

Apparel, Textiles & Shoes — 2.4%
Coach, Inc. (*)	3,100	175,553
The Gap, Inc.	30,400	663,936
Jones Apparel Group, Inc.	23,900	800,411
Limited Brands (†)	1,161,700	28,229,310
Liz Claiborne, Inc.	1,700	68,221
Nike, Inc. Cl. B	4,200	349,902
Nordstrom, Inc.	13,800	764,244
Reebok International Limited	900	39,870
VF Corp.	27,600	1,632,264
		32,723,711

Automotive & Parts — 0.4%
American Axle & Manufacturing Holdings, Inc. (†)	15,800	387,100
Autoliv, Inc.	19,700	938,705
AutoNation, Inc. (*)	4,700	89,018
BorgWarner, Inc.	16,200	788,616
Cooper Tire & Rubber Co. (†)	21,800	400,248
Dana Corp.	39,700	507,763
Ford Motor Co.	36,800	416,944
General Motors Corp. (†)	100	2,939
Genuine Parts Co.	5,800	252,242
The Goodyear Tire & Rubber Co. (*) (†)	2,700	36,045
Lear Corp. (†)	20,400	904,944
Magna International, Inc. Cl. A	11,400	762,660
SPX Corp. (†)	1,600	69,248
		5,556,472

Banking, Savings & Loans — 13.9%
AmSouth Bancorporation (†)	4,900	127,155
Bank of America Corp.	715,100	31,535,910
BB&T Corp.	8,300	324,364
Capital One Financial Corp.	100	7,477
Citigroup, Inc.	1,040,200	46,746,588

1

Comerica, Inc.	27,300	$1,503,684
Compass Bancshares, Inc. (†)	3,200	145,280
Fannie Mae	32,000	1,742,400
First Horizon National Corp. (†)	1,900	77,501
Freddie Mac	375,500	23,731,600
Golden West Financial Corp.	4,600	278,300
JP Morgan Chase & Co.	197,952	6,849,139
KeyCorp (†)	59,500	1,930,775
M&T Bank Corp.	1,700	173,502
Marshall and Ilsley Corp.	3,400	141,950
Mellon Financial Corp.	7,100	202,634
National City Corp. (†)	50,700	1,698,450
North Fork Bancorporation, Inc.	12,150	337,041
Northern Trust Corp. (†)	2,000	86,880
Providian Financial Corp. (*)	21,700	372,372
Regions Financial Corp.	44,124	1,429,618
SLM Corp.	363,000	18,091,920
Sovereign Bancorp, Inc.	5,300	117,448
SunTrust Banks, Inc.	29,100	2,097,237
Synovus Financial Corp.	2,800	78,008
U.S. Bancorp	121,200	3,492,984
Wachovia Corp.	272,249	13,860,197
Washington Mutual, Inc.	64,200	2,535,900
Wells Fargo & Co.	499,300	29,858,140
Zions Bancorp	1,400	96,628
		189,671,082

Beverages — 2.3%
Brown-Forman Corp. Cl. B	1,000	54,750
The Coca-Cola Co.	16,800	700,056
Coca-Cola Enterprises, Inc.	5,400	110,808
Diageo PLC Sponsored ADR (United Kingdom) (†)	516,300	29,377,470
Molson Coors Brewing Co. Cl. B (†)	3,600	277,812
The Pepsi Bottling Group, Inc.	4,800	133,680
PepsiCo, Inc.	11,200	593,936
		31,248,512

Broadcasting, Publishing & Printing — 4.2%
Clear Channel Communications, Inc. (†)	7,500	258,525
Comcast Corp. Cl. A (*)	75,200	2,540,256
Dow Jones & Co., Inc. (†)	1,400	52,318
Gannett Co., Inc.	340,100	26,895,108
Knight Ridder, Inc. (†)	900	60,525
The McGraw-Hill Companies, Inc.	3,900	340,275
Meredith Corp.	1,100	51,425
New York Times Co. Cl. A	1,800	65,844
Time Warner, Inc. (*)	271,700	4,768,335
Univision Communications, Inc. Cl. A (*)	400	11,076
Viacom, Inc. Cl. B	640,040	22,292,593
		57,336,280

Building Materials & Construction — 0.1%
Louisiana-Pacific Corp.	1,900	47,766
Martin Marietta Materials, Inc.	12,000	671,040

2

Masco Corp.	8,000	$277,360
Vulcan Materials Co. (†)	2,500	142,075
		1,138,241

Chemicals — 3.6%
Ashland, Inc.	10,300	694,941
Dow Chemical Co.	315,800	15,742,630
Du Pont (E.I.) de Nemours & Co.	25,000	1,281,000
Eastman Chemical Co.	5,300	312,700
International Flavors & Fragrances, Inc.	4,300	169,850
Monsanto Co.	20,900	1,348,050
PPG Industries, Inc.	402,600	28,793,952
Rohm & Haas Co.	6,100	292,800
		48,635,923

Commercial Services — 2.0%
Apollo Group, Inc. Cl. A (*) (†)	2,200	162,932
Block (H&R), Inc. (†)	9,500	480,510
Cendant Corp.	36,100	741,494
Donnelley (R.R.) & Sons Co.	1,200	37,944
eBay, Inc. (*)	6,100	227,286
Equifax, Inc.	7,000	214,830
Moody’s Corp. (†)	3,400	274,924
Paychex, Inc.	5,100	167,382
PerkinElmer, Inc.	26,800	552,884
Quest Diagnostics, Inc.	1,500	157,695
Robert Half International, Inc. (†)	1,300	35,048
Ryder System, Inc.	3,900	162,630
Waste Management, Inc.	833,960	24,059,746
		27,275,305

Communications — 1.8%
ADC Telecommunications, Inc. (*)	246,700	490,933
Avaya, Inc. (*)	8,700	101,616
BCE, Inc. (†)	696,900	17,415,531
Citizens Communications Co. (†)	4,800	62,112
L-3 Communications Holdings, Inc.	1,800	127,836
Lucent Technologies, Inc. (*) (†)	143,900	395,725
Network Appliance, Inc. (*) (†)	5,800	160,428
Nextel Communications, Inc. Cl. A (*)	700	19,894
Nortel Networks Corp. (*)	165,400	451,542
Qualcomm, Inc.	7,800	285,870
SBC Communications, Inc.	165,200	3,913,588
Scientific-Atlanta, Inc. (†)	2,800	79,016
Tellabs, Inc. (*)	111,800	816,140
		24,320,231

Communications Equipment — 0.0%
Motorola, Inc.	45,900	687,123

Computer Integrated Systems Design — 0.1%
Autodesk, Inc.	9,600	285,696
Computer Sciences Corp. (*)	2,700	123,795
Parametric Technology Corp. (*)	89,058	497,834

3

Sun Microsystems, Inc. (*)	63,100	$254,924
Unisys Corp. (*)	4,600	32,476
		1,194,725

Computer Programming Services —0.0%
Mercury Interactive Corp. (*)	2,800	132,664

Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A (*)	40,600	676,802

Computers & Information — 3.0%
Apple Computer, Inc. (*)	265,000	11,042,550
Cisco Systems, Inc. (*)	80,600	1,441,934
Comverse Technology, Inc. (*)	3,200	80,704
Dell, Inc. (*)	61,600	2,366,672
EMC Corp. (*)	45,100	555,632
Gateway, Inc. (*)	6,600	26,598
International Business Machines Corp.	258,500	23,621,730
International Game Technology	100	2,666
Jabil Circuit, Inc. (*)	100	2,852
Lexmark International, Inc. (*)	2,100	167,937
Quantum Corp. (*)	23,900	69,549
Solectron Corp. (*)	146,700	509,049
Storage Technology Corp. (*)	5,500	169,400
Symbol Technologies, Inc.	100	1,449
Tech Data Corp. (*)	17,600	652,256
		40,710,978

Computers & Office Equipment — 0.4%
Electronic Data Systems Corp.	71,500	1,477,905
Hewlett-Packard Co.	162,224	3,559,195
Pitney Bowes, Inc.	3,800	171,456
Xerox Corp. (*)	18,000	272,700
		5,481,256

Containers — 0.0%
Ball Corp.	1,900	78,812
Bemis Co., Inc.	1,800	56,016
Pactiv Corp. (*)	2,500	58,375
Sealed Air Corp. (*)	1,400	72,716
Temple-Inland, Inc.	900	65,295
		331,214

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	9,500	495,615
The Gillette Co.	17,900	903,592
Kimberly-Clark Corp.	297,500	19,554,675
The Procter & Gamble Co.	45,800	2,427,400
		23,381,282

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (*) (†)	1,100	58,564
Automatic Data Processing, Inc. (†)	4,500	202,275
First Data Corp.	11,100	436,341

4

Fiserv, Inc. (*)	252,400	$10,045,520
IMS Health, Inc.	2,100	51,219
NCR Corp. (*)	9,800	330,652
		11,124,571

Electric Utilities — 4.0%
AES Corp. (*)	8,400	137,592
Allegheny Energy, Inc. (*) (†)	1,000	20,660
Alliant Energy Corp.	25,200	674,856
Ameren Corp.	2,600	127,426
American Electric Power Co. (†)	43,100	1,467,986
CenterPoint Energy, Inc.	4,700	56,541
Cinergy Corp.	2,600	105,352
CMS Energy Corp. (*) (†)	2,700	35,208
Consolidated Edison, Inc. (†)	3,200	134,976
Constellation Energy Group, Inc.	31,200	1,613,040
DTE Energy Co. (†)	2,700	122,796
Duke Energy Corp.	22,400	627,424
Edison International (†)	70,300	2,440,816
Entergy Corp.	309,400	21,862,204
Exelon Corp. (†)	389,700	17,883,333
FirstEnergy Corp.	4,300	180,385
FPL Group, Inc.	5,400	216,810
NiSource, Inc.	4,300	97,997
Northeast Utilities	35,125	676,859
NSTAR	37,100	2,014,530
PG&E Corp. (†)	13,500	460,350
Pinnacle West Capital Corp.	1,300	55,263
PPL Corp.	30,300	1,635,897
Progress Energy, Inc. (†)	8,300	348,185
Public Service Enterprise Group, Inc. (†)	3,200	174,048
Southern Co.	10,100	321,483
Teco Energy, Inc. (†)	23,000	360,640
TXU Corp.	3,100	246,853
		54,099,510

Electrical Equipment & Electronics — 2.5%
Advanced Micro Devices, Inc. (*)	300	4,836
Agere Systems, Inc. Cl. A (*)	216,100	309,023
Altera Corp. (*) (†)	900	17,802
American Power Conversion Corp.	1,900	49,609
Analog Devices, Inc.	300	10,842
Arrow Electronics, Inc. (*)	30,600	775,710
Avnet, Inc. (*) (†)	32,800	604,176
Broadcom Corp. Cl. A (*)	500	14,960
Celestica, Inc. (*) (†)	42,800	578,228
Emerson Electric Co.	7,600	493,468
Flextronics International Limited (*)	53,900	648,956
Freescale Semiconductor, Inc. Cl. B (*)	7,541	130,082
General Electric Co.	429,700	15,494,982
Hubbell, Inc. Cl. B (†)	16,500	843,150
Intel Corp.	119,500	2,775,985
Kla-Tencor Corp. (*)	500	23,005
Linear Technology Corp.	200	7,662

5

Maxim Integrated Products, Inc.	200	$8,174
Micron Technology, Inc. (*) (†)	600	6,204
Molex, Inc. Cl. A	440,000	10,384,000
National Semiconductor Corp.	400	8,244
Qlogic Corp. (*)	1,500	60,750
Rockwell Automation, Inc.	9,300	526,752
Sanmina-SCI Corp. (*) (†)	39,000	203,580
Texas Instruments, Inc.	8,400	214,116
Xilinx, Inc.	200	5,846
		34,200,142

Energy — 10.2%
Amerada Hess Corp. (†)	3,900	375,219
Anadarko Petroleum Corp.	3,500	266,350
Apache Corp.	3,100	189,813
BJ Services Co.	100	5,188
BP PLC Sponsored ADR (United Kingdom)	414,400	25,858,560
Burlington Resources, Inc.	3,800	190,266
ChevronTexaco Corp.	120,500	7,026,355
ConocoPhillips	147,447	15,900,684
Devon Energy Corp.	14,200	678,050
Dynegy, Inc. Cl. A (*) (†)	5,600	21,896
El Paso Corp.	14,300	151,294
EOG Resources, Inc.	3,200	155,968
Exxon Mobil Corp.	902,600	53,794,960
Halliburton Co.	11,100	480,075
Kerr-McGee Corp.	4,500	352,485
KeySpan Corp.	2,400	93,528
Kinder Morgan, Inc.	2,600	196,820
Marathon Oil Corp.	41,600	1,951,872
Nabors Industries Limited (*)	100	5,914
Nicor, Inc. (†)	700	25,963
Noble Corp.	2,600	146,146
Occidental Petroleum Corp.	382,500	27,222,525
Peoples Energy Corp.	500	20,960
Rowan Companies, Inc.	1,400	41,902
Schlumberger Limited	7,800	549,744
Sempra Energy (†)	41,000	1,633,440
Sunoco, Inc.	3,300	341,616
Transocean, Inc. (*)	7,100	365,366
Unocal Corp.	2,500	154,225
Valero Energy Corp.	7,300	534,871
The Williams Companies, Inc.	11,200	210,672
Xcel Energy, Inc. (†)	30,000	515,400
		139,458,127

Entertainment & Leisure — 1.4%
Harrah’s Entertainment, Inc. (†)	2,500	161,450
News Corp., Inc. Cl. A	1,500	25,380
The Walt Disney Co.	645,900	18,556,707
		18,743,537

Financial Services — 5.1%
American Express Co.	438,700	22,536,019

6

Archstone-Smith Trust	3,600	$122,796
Bear Stearns Companies, Inc.	11,500	1,148,850
CIT Group, Inc.	8,300	315,400
Countrywide Financial Corp.	63,698	2,067,637
E*Trade Financial Corp. (*)	3,300	39,600
Federated Investors, Inc. Cl. B	1,700	48,127
Franklin Resources, Inc.	3,900	267,735
The Goldman Sachs Group, Inc.	29,000	3,189,710
Huntington Bancshares, Inc. (†)	53,000	1,266,700
Janus Capital Group, Inc. (†)	100	1,395
Lehman Brothers Holdings, Inc.	31,600	2,975,456
MBNA Corp.	19,200	471,360
Merrill Lynch & Co., Inc.	55,200	3,124,320
Morgan Stanley	546,440	31,283,690
PNC Financial Services Group, Inc.	3,800	195,624
Price (T. Rowe) Group, Inc.	2,100	124,698
The Schwab (Charles) Corp.	800	8,408
Simon Property Group, Inc. REIT	2,400	145,392
		69,332,917

Foods — 1.9%
Archer-Daniels-Midland Co. (†)	99,300	2,440,794
ConAgra Foods, Inc.	5,600	151,312
General Mills, Inc.	6,800	334,220
Hershey Foods Corp. (†)	7,200	435,312
Kellogg Co.	431,300	18,662,351
The Kroger Co. (*)	40,800	654,024
Safeway, Inc. (*)	76,800	1,423,104
Sara Lee Corp.	55,300	1,225,448
SuperValu, Inc.	5,800	193,430
		25,519,995

Forest Products & Paper — 2.6%
Georgia-Pacific Corp.	47,300	1,678,677
International Paper Co.	41,700	1,534,143
MeadWestvaco Corp.	36,900	1,174,158
Plum Creek Timber Co., Inc.	3,400	121,380
Weyerhaeuser Co.	448,600	30,729,100
		35,237,458

Healthcare — 0.2%
Caremark Rx, Inc. (*)	4,200	167,076
Express Scripts, Inc. (*)	1,200	104,628
GlaxoSmithKline PLC ADR (United Kingdom) (†)	18,700	858,704
HCA, Inc.	6,600	353,562
Humana, Inc. (*)	2,600	83,044
Laboratory Corp. of America Holdings (*)	3,800	183,160
Manor Care, Inc. (†)	1,200	43,632
UnitedHealth Group, Inc.	10,000	953,800
		2,747,606

7

Home Construction, Furnishings & Appliances — 0.1%
Centex Corp.	2,500	$143,175
KB Home	700	82,222
Leggett & Platt, Inc.	36,000	1,039,680
Pulte Homes, Inc. (†)	1,500	110,445
Whirlpool Corp. (†)	100	6,773
		1,382,295

Household Products — 0.3%
Black & Decker Corp.	1,700	134,283
The Clorox Co.	7,200	453,528
Corning, Inc. (*)	80,550	896,522
Fortune Brands, Inc.	2,800	225,764
Newell Rubbermaid, Inc. (†)	61,400	1,347,116
Sherwin-Williams Co.	4,900	215,551
Snap-On, Inc.	800	25,432
The Stanley Works (†)	4,700	212,769
Unilever NV NY Shares (Netherlands) (†)	16,200	1,108,404
		4,619,369

Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,800	174,356

Industrial - Diversified — 2.6%
3M Co.	14,000	1,199,660
Cooper Industries Limited Cl. A	19,700	1,408,944
Danaher Corp. (†)	5,100	272,391
Eaton Corp.	22,500	1,471,500
Illinois Tool Works, Inc. (†)	4,700	420,791
ITT Industries, Inc.	1,400	126,336
Textron, Inc.	28,100	2,096,822
Tyco International Limited	842,400	28,473,120
		35,469,564

Information Retrieval Services — 0.0%
Yahoo!, Inc. (*)	18,400	623,760

Insurance — 8.4%
ACE Limited (†)	16,200	668,574
Aetna, Inc.	5,000	374,750
AFLAC, Inc.	651,000	24,256,260
Allstate Corp.	342,500	18,515,550
Ambac Financial Group, Inc.	1,200	89,700
American International Group, Inc.	564,200	31,262,322
Aon Corp. (†)	5,300	121,052
Chubb Corp. (†)	18,800	1,490,276
Cigna Corp.	5,600	500,080
Cincinnati Financial Corp.	2,520	109,897
Everest Re Group Limited	140,400	11,949,444
Genworth Financial, Inc. Cl. A	44,000	1,210,880
The Hartford Financial Services Group, Inc. (†)	28,500	1,953,960
Jefferson-Pilot Corp.	2,200	107,910
Lincoln National Corp. (†)	5,900	266,326
Loews Corp.	7,600	558,904
MBIA, Inc. (†)	2,300	120,244
Metlife, Inc.	46,400	1,814,240

8

MGIC Investment Corp.	17,300	$1,066,891
PartnerRe Limited	6,500	419,900
Principal Financial Group, Inc.	4,900	188,601
Progressive Corp.	2,100	192,696
Prudential Financial, Inc.	34,000	1,951,600
Radian Group, Inc.	244,800	11,686,752
Safeco Corp.	2,300	112,033
St. Paul Travelers Companies	18,847	692,250
Torchmark Corp.	1,600	83,520
UnumProvident Corp. (†)	10,100	171,902
WellPoint, Inc. (*)	8,300	1,040,405
XL Capital Limited Cl. A	15,200	1,100,024
		114,076,943

Lodging — 0.1%
Hilton Hotels Corp.	8,300	185,505
Marriott International, Inc. Cl. A	4,800	320,928
Starwood Hotels & Resorts Worldwide, Inc.	11,700	702,351
		1,208,784

Machinery & Components — 0.1%
Baker Hughes, Inc. (†)	7,200	320,328
Cummins, Inc.	2,800	196,980
Deere & Co.	100	6,713
Dover Corp.	3,000	113,370
Ingersoll-Rand Co. Cl. A	7,500	597,375
Pall Corp.	2,100	56,952
Parker-Hannifin Corp.	1,300	79,196
		1,370,914

Manufacturing — 0.0%
American Standard Companies, Inc.	3,500	162,680
Applied Materials, Inc. (*)	20,000	325,000
Avery Dennison Corp.	1,000	61,930
		549,610

Medical Supplies — 0.1%
Agilent Technologies, Inc. (*)	1,200	26,640
Applied Biosystems Group-Applera Corp.	26,900	531,006
Bard (C.R.), Inc.	1,600	108,928
Bausch & Lomb, Inc. (†)	7,500	549,750
Becton, Dickinson & Co.	8,800	514,096
Fisher Scientific International (*) (†)	1,300	73,996
Medtronic, Inc.	3,300	168,135
Thermo Electron Corp. (*)	3,100	78,399
Waters Corp. (*)	1,300	46,527
		2,097,477

Metals & Mining — 0.4%
Alcoa, Inc.	14,200	431,538
Allegheny Technologies, Inc.	900	21,699
Nucor Corp.	28,100	1,617,436
Phelps Dodge Corp. (†)	2,400	244,152
United States Steel Corp. (†)	42,500	2,161,125
Worthington Industries, Inc.	19,200	370,176
		4,846,126

9

Pharmaceuticals — 5.6%
Abbott Laboratories	35,200	$1,641,024
AmerisourceBergen Corp. (†)	1,900	108,851
Amgen, Inc. (*)	8,200	477,322
Biogen Idec, Inc. (*) (†)	200	6,902
Bristol-Myers Squibb Co.	69,800	1,777,108
Cardinal Health, Inc. (†)	4,700	262,260
Eli Lilly & Co.	2,900	151,090
Forest Laboratories, Inc. (*)	200	7,390
Genzyme Corp. (*)	100	5,724
Gilead Sciences, Inc. (*)	200	7,160
Hospira, Inc. (*)	3,070	99,069
Johnson & Johnson	60,700	4,076,612
King Pharmaceuticals, Inc. (*)	24,900	206,919
McKesson Corp.	14,200	536,050
Medco Health Solutions, Inc. (*) (†)	39,600	1,962,972
Merck & Co., Inc.	572,700	18,538,299
Mylan Laboratories, Inc. (†)	200	3,544
Pfizer, Inc.	1,119,290	29,403,748
Sigma-Aldrich Corp.	700	42,875
Teva Pharmaceutical Sponsored ADR (Israel)	566,100	17,549,100
		76,864,019

Photography Equipment/Supplies — 1.8%
Eastman Kodak Co. (†)	747,400	24,327,870

Prepackaged Software — 1.5%
Adobe Systems, Inc.	6,100	409,737
BMC Software, Inc. (*)	3,100	46,500
Citrix Systems, Inc. (*)	19,700	469,254
Computer Associates International, Inc.	7,300	197,830
Compuware Corp. (*)	27,200	195,840
Intuit, Inc. (*)	4,800	210,096
Microsoft Corp.	681,400	16,469,438
Oracle Corp. (*)	112,600	1,405,248
Siebel Systems, Inc. (*)	7,400	67,562
SunGard Data Systems, Inc. (*)	2,400	82,800
Symantec Corp. (*)	16,600	354,078
Veritas Software Corp. (*)	5,400	125,388
		20,033,771

Real Estate — 0.0%
Equity Office Properties Trust	7,200	216,936
Equity Residential	5,100	164,271
		381,207

Restaurants — 2.0%
Darden Restaurants, Inc.	21,400	656,552
McDonald’s Corp.	859,300	26,758,602
Yum! Brands, Inc.	6,200	321,222
		27,736,376

10

Retail — 0.7%
AutoZone, Inc. (*)	2,800	$239,960
Best Buy Co., Inc.	6,400	345,664
Circuit City Stores, Inc.	46,300	743,115
Costco Wholesale Corp.	6,100	269,498
Dillards, Inc. Cl. A	31,700	852,730
Dollar General Corp.	100	2,191
Federated Department Stores, Inc.	6,800	432,752
The Home Depot, Inc.	18,300	699,792
J.C. Penney Co., Inc.	3,800	197,296
Kohl’s Corp. (*)	100	5,163
The May Department Stores Co.	100	3,702
Office Depot, Inc. (*)	61,400	1,361,852
RadioShack Corp. (†)	100	2,450
Sears Holdings Corp. (*)	2,517	335,189
Staples, Inc.	10,900	342,587
Target Corp.	17,300	865,346
TJX Companies, Inc.	6,300	155,169
Wal-Mart Stores, Inc.	49,700	2,490,467
		9,344,923

Retail - Grocery — 0.0%
Albertson’s, Inc. (†)	8,000	165,200

Telephone Utilities — 2.5%
Alltel Corp. (†)	5,100	279,735
AT&T Corp.	40,800	765,000
BellSouth Corp.	23,300	612,557
CenturyTel, Inc. (†)	14,300	469,612
Qwest Communications International, Inc. (*) (†)	30,200	111,740
Sprint Corp. (FON Group) (†)	166,749	3,793,540
Verizon Communications, Inc.	797,600	28,314,800
		34,346,984

Tobacco — 2.4%
Altria Group, Inc.	463,800	30,327,882
Reynolds American, Inc.	2,200	177,298
UST, Inc. (†)	33,700	1,742,290
		32,247,470

Toys, Games — 0.0%
Hasbro, Inc.	2,200	44,990
Mattel, Inc.	8,500	181,475
		226,465

Transportation — 2.0%
Burlington Northern Santa Fe Corp.	55,200	2,976,936
Carnival Corp.	100	5,181
CSX Corp.	35,900	1,495,235
FedEx Corp.	6,800	638,860
Norfolk Southern Corp.	56,100	2,078,505
United Parcel Service, Inc. Cl. B	276,200	20,090,788
		27,285,505
Travel — 0.0%
Sabre Holdings Corp. (†)	11,700	255,996

TOTAL EQUITIES
(Cost $1,078,585,151)		1,351,112,069

11

SHORT-TERM INVESTMENTS — 5.9%
Cash Equivalents (**)
Bank of America Bank Note
2.540%	06/01/2005	$2,453,908	2,453,908
Bank of America Bank Note
2.770%	04/18/2005	1,321,336	1,321,336
Bank of America Bank Note
2.800%	06/09/2005	1,321,330	1,321,330
Bank of America Bank Note
2.820%	05/16/2005	1,887,622	1,887,622
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	755,048	755,048
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	948,059	948,059
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	1,887,622	1,887,622
BGI Institutional Money Market Fund		7,550,489	7,550,489
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	1,321,336	1,321,336
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	937,158	937,158
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	2,550,514	2,550,514
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	3,775,244	3,775,244
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	2,585,442	2,585,442
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	943,811	943,811
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	3,775,244	3,775,244
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	1,323,675	1,323,675
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	2,635,337	2,635,337
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	1,887,622	1,887,622
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	1,332,358	1,332,358
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	2,453,908	2,453,908
Freddie Mac Discount Note
2.728%	05/02/2005	971,641	971,641

12

Freddie Mac Discount Note
2.740%	05/03/2005	$2,151,890	$2,151,890
General Electric Capital Corp.
2.646%	04/04/2005	899,370	899,370
General Electric Capital Corp.
2.656%	04/04/2005	2,616,853	2,616,853
Goldman Sachs Financial Square Prime Obligations Fund		861,128	861,128
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	2,265,146	2,265,146
Merrill Lynch Premier Institutional Money Market Fund		1,800,421	1,800,421
Merrimac Cash Fund, Premium Class		3,847,267	3,847,267
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	3,775,244	3,775,244
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	1,029,926	1,029,926
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	1,887,622	1,887,622
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	3,775,244	3,775,244
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	1,321,336	1,321,336
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	1,042,034	1,042,034
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	639,727	639,727
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	1,321,336	1,321,336
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	2,581,865	2,581,865
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	1,415,717	1,415,717
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	569,228	569,228
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	270,413	270,413
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	1,717,828	1,717,828
			80,408,299

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			80,408,299

TOTAL INVESTMENTS — 104.8%
(Cost $1,158,993,450) (***)			$1,431,520,368

Other Assets/(Liabilities) — (4.8%)			(66,072,940)

NET ASSETS — 100.0%			$1,365,447,428

13

Notes to Portfolio of Investments
ADR - American Depository Receipt.

(*)	Non-income producing security.
(**)	Represents investments of security lending collateral. (Note 2).
(***)	See Note 3 for aggregate cost for Federal tax purposes.
(†)	Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

14

MML Inflation-Protected Bond Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

		Principal Amount	Market Value
BONDS & NOTES — 97.4%
CORPORATE DEBT — 23.2%
CIT Group, Inc. 5.460%	12/14/2016	$2,000,000	$2,010,540
Hartford Life Global Funding Trusts Series MTN 4.150%	03/15/2010	2,500,000	2,473,725
Household Finance Corp. 5.280%	12/10/2013	1,500,000	1,493,625
HSBC Finance Corp. 5.090%	01/10/2014	1,500,000	1,472,130
International Bank for Reconstruction & Development 4.560%	12/10/2013	2,421,000	2,377,688
JP Morgan Chase & Co. Series C 4.700%	06/28/2009	1,500,000	1,528,485
Lehman Brothers Holdings, Inc. Series G 4.970%	05/12/2014	1,500,000	1,486,935
Merrill Lynch & Co., Inc. 4.420%	03/02/2009	2,400,000	2,383,464
Morgan Stanley 5.010%	02/01/2011	1,500,000	1,497,285
Morgan Stanley Series C 5.340%	11/01/2013	1,000,000	1,020,440
Pacific Life Global Funding (†) 5.440%	02/06/2016	2,000,000	2,018,600
Principal Life Income Funding Trusts 5.140%	04/01/2016	1,000,000	980,070
SLM Corp. 5.650%	11/21/2013	2,500,000	2,519,475
SLM Corp. Series MTN 5.410%	02/01/2014	1,000,000	1,001,140

TOTAL CORPORATE DEBT (Cost $24,206,487)			24,263,602

U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.4%
Federal Home Loan Mortgage Corporation (FHLMC) — 10.3%
Pass-Through Securities
Federal Home Loan Bank 4.491%	02/20/2007	1,750,000	1,838,077
FHLMC 3.625%	09/15/2008	1,500,000	1,469,090
FHLMC 4.500%	07/15/2013	7,600,000	7,460,206
Total Pass-Through Securities			10,767,373

Federal National Mortgage Association (FNMA) — 9.3%
Other — 4.3%
FNMA (Benchmark Note) 4.375%	03/15/2013	4,600,000	4,486,438

1

Pass-Through Securities — 5.0%
FNMA 3.250%	02/15/2009	$1,600,000	$1,535,427
FNMA 4.396%	02/17/2009	3,755,000	3,755,188
Total Pass-Through Securities			5,290,615
Total Federal National Mortgage Association (FNMA)			9,777,053

Other Agencies — 1.8%

Tennessee Valley Authority 3.375%	01/15/2007	1,805,340	1,891,852

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $22,757,854)			22,436,278

U.S. TREASURY OBLIGATIONS — 52.8%
U.S. Treasury Bonds — 18.1%
U.S. Treasury Inflation Index 1.625%	01/15/2015	1,942,374	1,913,846
U.S. Treasury Inflation Index 2.375%	01/15/2025	3,889,679	4,186,267
U.S. Treasury Inflation Index 3.375%	04/15/2032	1,047,433	1,391,776
U.S. Treasury Inflation Index 3.625%	04/15/2028	3,955,444	5,206,354
U.S. Treasury Inflation Index 3.875%	04/15/2029	4,517,966	6,219,263
Total U.S. Treasury Bonds			18,917,506

U.S. Treasury Notes — 34.7%
U.S. Treasury Inflation Index 1.875%	07/15/2013	4,075,092	4,147,043
U.S. Treasury Inflation Index 2.000%	01/15/2014	4,582,080	4,690,904
U.S. Treasury Inflation Index 2.000%	07/15/2014	3,788,517	3,869,023
U.S. Treasury Inflation Index 3.000%	07/15/2012	5,159,576	5,681,983
U.S. Treasury Inflation Index 3.375%	01/15/2012	1,267,202	1,423,028
U.S. Treasury Inflation Index 3.500%	01/15/2011	2,492,536	2,786,187
U.S. Treasury Inflation Index 3.625%	01/15/2008	2,761,949	2,972,116
U.S. Treasury Inflation Index 3.875%	01/15/2009	5,017,180	5,536,536
U.S. Treasury Inflation Index 4.250%	01/15/2010	2,657,800	3,027,607
U.S. Treasury Inflation Index 8.750%	04/15/2010	2,310,055	2,260,786
Total U.S. Treasury Notes			36,395,213

2

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,955,106)		$55,312,719

TOTAL BONDS & NOTES (Cost $100,919,447)		102,012,599

SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)	$2,184,986	2,184,986

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		2,184,986

TOTAL INVESTMENTS — 99.5% (Cost $103,104,433) (*)		$104,197,585

Other Assets/(Liabilities) — 0.5%		505,728

NET ASSETS — 100.0%		$104,703,313

Notes to Portfolio of Investments

(*)                                 See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At March 31, 2005, these securities amounted to a value of $2,018,600 or 1.9% of net assets.

(a)                                  Maturity value $2,185,109.  Collateralized by U.S. Government Agency obligation with a rate of 5.645%, maturity date of 06/25/2024, and an aggregate market value, including accrued interest, of $2,294,236.

The accompanying notes are an integral part of the financial statements.

3

MML Large Cap Value Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 93.0%
Advertising — 0.3%
WPP Group PLC Sponsored ADR (United Kingdom)	5,100	$289,323

Banking, Savings & Loans — 17.5%
Citigroup, Inc.	53,800	2,417,772
Fifth Third Bancorp (†)	21,800	936,964
Golden West Financial Corp.	46,600	2,819,300
HSBC Holdings PLC	178,222	2,813,583
JP Morgan Chase & Co.	82,616	2,858,514
Lloyds TSB Group PLC Sponsored ADR (United Kingdom) (†)	17,800	645,606
Providian Financial Corp. (*)	23,600	404,976
State Street Corp.	3,700	161,764
Wells Fargo & Co.	43,100	2,577,380
		15,635,859

Beverages — 2.1%
Diageo PLC Sponsored ADR (United Kingdom)	20,500	1,166,450
Heineken Holding NV Cl. A	21,850	675,203
		1,841,653

Broadcasting, Publishing & Printing — 5.6%
Comcast Corp. Special Cl. A (*)	96,600	3,226,440
Gannett Co., Inc.	5,700	450,756
IAC/InterActiveCorp (*) (†)	17,000	378,590
Lagardere S.C.A. SA	12,100	915,335
		4,971,121

Building Materials & Construction — 1.3%
Martin Marietta Materials, Inc.	10,500	587,160
Vulcan Materials Co.	10,700	608,081
		1,195,241

Commercial Services — 4.9%
Block (H&R), Inc. (†)	29,900	1,512,342
Dun & Bradstreet Corp. (*)	11,450	703,603
Iron Mountain, Inc. (*) (†)	39,000	1,124,760
Moody’s Corp. (†)	12,300	994,578
		4,335,283

Communications — 0.6%
Nokia Oyj Sponsored ADR (Finland) (*)	14,800	228,364
SK Telecom Co. Limited ADR (South Korea) (†)	17,200	339,184
		567,548

Computers & Information — 1.5%
Lexmark International, Inc. (*)	16,900	1,351,493

Computers & Office Equipment — 0.5%
Hewlett-Packard Co.	21,600	473,904

1

Containers — 2.7%
Sealed Air Corp. (*)	45,900	$2,384,046

Diversified Financial — 0.6%
Takefuji Corp.	8,500	573,363

Energy — 10.3%
ConocoPhillips	23,930	2,580,611
Devon Energy Corp.	42,800	2,043,700
EOG Resources, Inc.	36,400	1,774,136
Occidental Petroleum Corp.	29,500	2,099,515
Transocean, Inc. (*)	13,800	710,148
		9,208,110

Financial Services — 12.5%
American Express Co.	104,600	5,373,302
Berkshire Hathaway, Inc. Cl. A (*) (†)	42	3,654,000
Centerpoint Properties Corp. (†)	34,400	1,410,400
Morgan Stanley	12,300	704,175
		11,141,877

Foods — 1.0%
Hershey Foods Corp. (†)	14,800	894,808

Healthcare — 1.6%
HCA, Inc.	27,500	1,473,175

Household Products — 0.0%
Hunter Douglas NV	200	10,074

Industrial - Diversified — 4.4%
Tyco International Limited	115,743	3,912,113

Insurance — 12.3%
American International Group, Inc.	61,350	3,399,404
Aon Corp. (†)	24,200	552,728
Chubb Corp.	3,300	261,591
Loews Corp.	21,700	1,595,818
Markel Corp. (*)	200	69,042
Marsh & McLennan Companies, Inc.	27,100	824,382
Principal Financial Group, Inc.	7,700	296,373
Progressive Corp.	29,200	2,679,392
Sun Life Financial, Inc. (†)	4,800	156,192
Transatlantic Holdings, Inc.	17,700	1,172,094
		11,007,016

Pharmaceuticals — 2.3%
Cardinal Health, Inc.	18,200	1,015,560
Eli Lilly & Co.	14,300	745,030
Novartis AG (†)	6,300	293,980
		2,054,570

Prepackaged Software — 0.9%
Microsoft Corp.	31,800	768,606

2

Retail — 3.9%
AutoZone, Inc. (*)	8,200	$702,740
Costco Wholesale Corp.	62,900	2,778,922
		3,481,662

Tobacco — 5.4%
Altria Group, Inc.	74,500	4,871,555

Transportation — 0.8%
China Merchants Holdings International Co., Ltd.	20,600	40,414
United Parcel Service, Inc. Cl. B	8,700	632,838
		673,252

TOTAL EQUITIES
(Cost $68,410,102)		83,115,652

		Principal
		Amount
SHORT-TERM INVESTMENTS — 20.6%
Cash Equivalents — 13.3% (**)
Bank of America Bank Note
2.540%	06/01/2005	$362,042	362,042
Bank of America Bank Note
2.770%	04/18/2005	194,945	194,945
Bank of America Bank Note
2.800%	06/09/2005	194,945	194,945
Bank of America Bank Note
2.820%	05/16/2005	278,494	278,494
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	111,397	111,397
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	139,874	139,874
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	278,494	278,494
BGI Institutional Money Market Fund		1,113,975	1,113,975
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	194,945	194,945
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	138,266	138,266
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	376,295	376,295
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	556,987	556,987
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	381,448	381,448
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	139,247	139,247
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	556,987	556,987
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	195,291	195,291

3

Federal Home Loan Bank Discount Note
2.725%	04/22/2005	$388,809	$388,809
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	278,494	278,494
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	196,572	196,572
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	362,042	362,042
Freddie Mac Discount Note
2.728%	05/02/2005	143,353	143,353
Freddie Mac Discount Note
2.740%	05/03/2005	317,483	317,483
General Electric Capital Corp.
2.646%	04/04/2005	132,690	132,690
General Electric Capital Corp.
2.656%	04/04/2005	386,082	386,082
Goldman Sachs Financial Square Prime Obligations Fund		127,048	127,048
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	334,192	334,192
Merrill Lynch Premier Institutional Money Market Fund		265,628	265,628
Merrimac Cash Fund, Premium Class		567,613	567,613
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	556,987	556,987
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	151,952	151,952
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	278,494	278,494
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	556,987	556,987
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	194,945	194,945
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	153,738	153,738
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	94,383	94,383
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	194,945	194,945
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	380,920	380,920
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	208,870	208,870
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	83,982	83,982
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	39,896	39,896
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	253,443	253,443
			11,863,180

4

Repurchase Agreement — 7.3%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)	$6,577,560	$6,577,560

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		18,440,740

TOTAL INVESTMENTS — 113.6%
(Cost $86,850,842) (***)		$101,556,392

Other Assets/(Liabilities) — (13.6%)		(12,122,276)

NET ASSETS — 100.0%		$89,434,116

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Denotes all or a portion of security on loan.

(a)                                  Maturity value of $6,577,930. Collateralized by U.S. Government Agency obligation with a rate of 5.625%, maturity date of 05/25/2015, and an aggregate market value, including accrued interest, of $6,906,438.

The accompanying notes are an integral part of the financial statements.

5

MML Equity Index Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.4%
Advertising — 0.2%
Interpublic Group of Companies, Inc. (*) (†)	14,607	$179,374
Monster Worldwide, Inc. (*)	4,076	114,332
Omnicom Group, Inc. (†)	6,806	602,467
		896,173

Aerospace & Defense — 2.1%
Boeing Co.	29,769	1,740,296
General Dynamics Corp.	6,907	739,394
Goodrich Corp.	4,139	158,482
Honeywell International, Inc.	30,490	1,134,533
Lockheed Martin Corp.	14,640	893,918
Northrop Grumman Corp.	12,768	689,217
Raytheon Co.	15,588	603,256
Rockwell Collins, Inc.	6,068	288,776
United Technologies Corp.	17,711	1,800,500
		8,048,372

Air Transportation — 0.1%
Delta Air Lines, Inc. (*) (†)	4,499	18,221
Southwest Airlines Co.	26,040	370,810
		389,031

Apparel, Textiles & Shoes — 0.7%
Coach, Inc. (*)	6,500	368,095
The Gap, Inc.	26,045	568,823
Jones Apparel Group, Inc.	4,196	140,524
Limited Brands	14,130	343,359
Liz Claiborne, Inc.	3,774	151,451
Nike, Inc. Cl. B	8,124	676,810
Nordstrom, Inc.	4,435	245,610
Reebok International Limited	2,056	91,081
VF Corp.	3,851	227,748
		2,813,501

Automotive & Parts — 0.8%
AutoNation, Inc. (*)	9,200	174,248
Cooper Tire & Rubber Co. (†)	2,346	43,073
Dana Corp.	5,303	67,825
Delphi Corp.	19,883	89,076
Ford Motor Co.	63,467	719,081
General Motors Corp. (†)	20,630	606,316
Genuine Parts Co.	6,129	266,550
The Goodyear Tire & Rubber Co. (*) (†)	6,165	82,303
Harley-Davidson, Inc.	10,220	590,307
Navistar International Corp. (*) (†)	2,474	90,054
Paccar, Inc.	6,083	440,348
Visteon Corp. (†)	4,612	26,335
		3,195,516

1

Banking, Savings & Loans — 11.2%
AmSouth Bancorporation	12,559	$325,906
Bank of America Corp.	143,292	6,319,177
Bank of New York Co., Inc.	27,145	788,562
BB&T Corp.	19,283	753,580
Capital One Financial Corp.	8,400	628,068
Citigroup, Inc.	185,144	8,320,371
Comerica, Inc.	6,069	334,281
Compass Bancshares, Inc. (†)	3,800	172,520
Fannie Mae	34,476	1,877,218
Fifth Third Bancorp (†)	18,322	787,480
First Horizon National Corp. (†)	4,400	179,476
Freddie Mac	23,886	1,509,595
Golden West Financial Corp.	10,010	605,605
JP Morgan Chase & Co.	124,847	4,319,706
KeyCorp	14,310	464,359
M&T Bank Corp.	3,500	357,210
Marshall and Ilsley Corp.	7,900	329,825
Mellon Financial Corp.	14,894	425,075
National City Corp. (†)	21,998	736,933
North Fork Bancorporation, Inc.	16,550	459,097
Northern Trust Corp. (†)	8,488	368,719
Providian Financial Corp. (*)	10,302	176,782
Regions Financial Corp.	16,270	527,148
SLM Corp.	15,342	764,645
Sovereign Bancorp, Inc.	12,877	285,354
State Street Corp.	11,722	512,486
SunTrust Banks, Inc.	11,990	864,119
Synovus Financial Corp.	10,963	305,429
U.S. Bancorp	64,832	1,868,458
Wachovia Corp.	55,551	2,828,101
Washington Mutual, Inc.	31,076	1,227,502
Wells Fargo & Co.	59,529	3,559,834
Zions Bancorp	3,193	220,381
		43,203,002

Beverages — 2.3%
Anheuser-Busch Companies, Inc.	27,348	1,296,022
Brown-Forman Corp. Cl. B	3,780	206,955
The Coca-Cola Co.	79,976	3,332,600
Coca-Cola Enterprises, Inc.	13,374	274,434
Molson Coors Brewing Co. Cl. B	2,689	207,510
The Pepsi Bottling Group, Inc.	7,738	215,503
PepsiCo, Inc.	58,808	3,118,588
		8,651,612

Broadcasting, Publishing & Printing — 2.8%
Clear Channel Communications, Inc. (†)	19,249	663,513
Comcast Corp. Cl. A (*)	77,118	2,605,046
Dow Jones & Co., Inc. (†)	2,826	105,608
Gannett Co., Inc.	8,835	698,672
Knight Ridder, Inc. (†)	2,655	178,549
The McGraw-Hill Companies, Inc.	6,530	569,742
Meredith Corp.	1,744	81,532
New York Times Co. Cl. A (†)	5,065	185,278

2

Time Warner, Inc. (*)	162,108	$2,844,995
Tribune Co.	11,009	438,929
Univision Communications, Inc. Cl. A (*)	10,900	301,821
Viacom, Inc. Cl. B	59,668	2,078,236
		10,751,921

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	3,856	96,940
Masco Corp.	15,467	536,241
Vulcan Materials Co.	3,510	199,473
		832,654

Chemicals — 1.7%
Air Products & Chemicals, Inc. (†)	7,858	497,333
Ashland, Inc.	2,503	168,877
Dow Chemical Co.	34,068	1,698,290
Du Pont (E.I.) de Nemours & Co.	34,404	1,762,861
Eastman Chemical Co.	2,700	159,300
Engelhard Corp.	4,293	128,919
Great Lakes Chemical Corp.	1,755	56,371
Hercules, Inc. (*)	4,006	58,007
International Flavors & Fragrances, Inc.	3,246	128,217
Monsanto Co.	9,185	592,433
PPG Industries, Inc.	5,989	428,333
Praxair, Inc.	11,264	539,095
Rohm & Haas Co.	7,840	376,320
		6,594,356

Commercial Services — 1.7%
Allied Waste Industries, Inc. (*) (†)	10,960	80,118
Apollo Group, Inc. Cl. A (*) (†)	5,888	436,065
Block (H&R), Inc. (†)	5,774	292,049
Cendant Corp.	36,442	748,519
Cintas Corp. (†)	5,290	218,530
Convergys Corp. (*)	4,916	73,396
Donnelley (R.R.) & Sons Co.	7,622	241,008
eBay, Inc. (*)	43,140	1,607,396
Ecolab, Inc. (†)	8,916	294,674
Equifax, Inc.	4,659	142,985
Fluor Corp. (†)	2,927	162,244
Moody’s Corp.	5,146	416,106
Paychex, Inc.	13,097	429,844
PerkinElmer, Inc.	4,408	90,937
Quest Diagnostics, Inc.	3,464	364,170
Robert Half International, Inc. (†)	5,980	161,221
Ryder System, Inc.	2,182	90,989
Waste Management, Inc.	19,753	569,874
		6,420,125

Communications — 2.1%
ADC Telecommunications, Inc. (*)	27,448	54,622
Andrew Corp. (*)	5,561	65,119
Avaya, Inc. (*)	15,876	185,432
Ciena Corp. (*)	19,241	33,095

3

Citizens Communications Co. (†)	12,201	$157,881
L-3 Communications Holdings, Inc.	3,800	269,876
Lucent Technologies, Inc. (*) (†)	152,879	420,417
Network Appliance, Inc. (*) (†)	12,420	343,537
Nextel Communications, Inc. Cl. A (*)	40,130	1,140,495
Qualcomm, Inc.	58,560	2,146,224
SBC Communications, Inc.	117,346	2,779,927
Scientific-Atlanta, Inc. (†)	5,310	149,848
Tellabs, Inc. (*)	16,012	116,888
		7,863,361

Communications Equipment — 0.3%
Motorola, Inc.	85,910	1,286,073

Computer Integrated Systems Design — 0.3%
Autodesk, Inc.	8,080	240,461
Computer Sciences Corp. (*)	6,587	302,014
Parametric Technology Corp. (*)	9,034	50,500
Sun Microsystems, Inc. (*)	116,508	470,692
Teradyne, Inc. (*)	6,760	98,696
Unisys Corp. (*)	11,615	82,002
		1,244,365

Computer Programming Services — 0.0%
Mercury Interactive Corp. (*)	3,070	145,457

Computers & Information — 4.2%
Apple Computer, Inc. (*)	29,052	1,210,597
Cisco Systems, Inc. (*)	227,773	4,074,859
Comverse Technology, Inc. (*)	6,822	172,051
Dell, Inc. (*)	86,447	3,321,294
EMC Corp. (*)	82,932	1,021,722
Gateway, Inc. (*)	12,490	50,335
International Business Machines Corp.	57,644	5,267,509
International Game Technology	12,016	320,347
Jabil Circuit, Inc. (*)	6,978	199,013
Lexmark International, Inc. (*)	4,464	356,986
Solectron Corp. (*)	33,581	116,526
Symbol Technologies, Inc.	8,435	122,223
		16,233,462

Computers & Office Equipment — 0.9%
Electronic Data Systems Corp.	17,771	367,327
Hewlett-Packard Co.	103,315	2,266,731
Pitney Bowes, Inc.	8,002	361,050
Xerox Corp. (*)	33,014	500,162
		3,495,270

Containers — 0.2%
Ball Corp.	3,920	162,602
Bemis Co., Inc.	3,666	114,086
Pactiv Corp. (*)	5,159	120,463
Sealed Air Corp. (*)	2,891	150,159
Temple-Inland, Inc.	2,238	162,367
		709,677

4

Cosmetics & Personal Care — 2.5%
Alberto-Culver Co.	3,107	$148,701
Avon Products, Inc.	16,356	702,327
Colgate-Palmolive Co.	18,377	958,728
The Gillette Co.	35,283	1,781,086
Kimberly-Clark Corp.	16,903	1,111,034
The Procter & Gamble Co.	89,608	4,749,224
		9,451,100

Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A (*) (†)	4,400	234,256
Automatic Data Processing, Inc. (†)	20,104	903,675
First Data Corp.	28,733	1,129,494
Fiserv, Inc. (*)	6,721	267,496
IMS Health, Inc.	8,024	195,705
NCR Corp. (*)	6,500	219,310
		2,949,936

Electric Utilities — 2.9%
AES Corp. (*)	22,749	372,629
Allegheny Energy, Inc. (*) (†)	5,020	103,713
Ameren Corp.	6,481	317,634
American Electric Power Co. (†)	13,857	471,969
Calpine Corp. (*) (†)	20,171	56,479
CenterPoint Energy, Inc.	11,063	133,088
Cinergy Corp.	6,563	265,933
CMS Energy Corp. (*)	5,538	72,216
Consolidated Edison, Inc. (†)	8,450	356,421
Constellation Energy Group, Inc.	5,925	306,322
Dominion Resources, Inc.	12,078	898,966
DTE Energy Co. (†)	6,037	274,563
Duke Energy Corp.	33,235	930,912
Edison International (†)	11,430	396,850
Entergy Corp.	7,760	548,322
Exelon Corp. (†)	24,036	1,103,012
FirstEnergy Corp.	11,557	484,816
FPL Group, Inc.	12,972	520,826
NiSource, Inc.	9,346	212,995
PG&E Corp. (†)	12,821	437,196
Pinnacle West Capital Corp.	3,200	136,032
PPL Corp.	6,589	355,740
Progress Energy, Inc. (†)	8,672	363,790
Public Service Enterprise Group, Inc.	8,298	451,328
Southern Co.	26,487	843,081
Teco Energy, Inc.	7,261	113,852
TXU Corp.	8,677	690,950
		11,219,635

Electrical Equipment & Electronics — 6.9%
Advanced Micro Devices, Inc. (*)	14,360	231,483
Altera Corp. (*) (†)	12,920	255,558
American Power Conversion Corp.	6,630	173,109

5

Analog Devices, Inc.	12,970	$468,736
Applied Micro Circuits Corp. (*)	10,300	33,887
Broadcom Corp. Cl. A (*)	10,653	318,738
Emerson Electric Co.	14,557	945,186
Freescale Semiconductor, Inc. Cl. B (*)	13,525	233,306
General Electric Co.	375,193	13,529,460
Intel Corp.	220,802	5,129,230
JDS Uniphase Corp. (*)	49,988	83,480
Johnson Controls, Inc.	6,650	370,804
Kla-Tencor Corp. (*) (†)	6,806	313,144
Linear Technology Corp.	10,630	407,235
LSI Logic Corp. (*)	13,428	75,063
Maxim Integrated Products, Inc.	11,260	460,196
Micron Technology, Inc. (*) (†)	21,217	219,384
Molex, Inc. (†)	6,490	171,076
National Semiconductor Corp.	12,396	255,482
Novellus Systems, Inc.	4,850	129,640
Nvidia Corp. (*)	5,800	137,808
PMC-Sierra, Inc. (*) (†)	6,189	54,463
Qlogic Corp. (*)	3,200	129,600
Rockwell Automation, Inc.	6,368	360,684
Sanmina-SCI Corp. (*) (†)	18,052	94,231
Texas Instruments, Inc.	61,426	1,565,749
Xilinx, Inc.	12,111	354,005
		26,500,737

Energy — 8.8%
Amerada Hess Corp. (†)	3,153	303,350
Anadarko Petroleum Corp.	8,622	656,134
Apache Corp.	11,400	698,022
BJ Services Co.	5,600	290,528
Burlington Resources, Inc.	13,700	685,959
ChevronTexaco Corp.	74,144	4,323,337
ConocoPhillips	24,864	2,681,334
Devon Energy Corp.	16,970	810,317
Dynegy, Inc. Cl. A (*) (†)	14,427	56,410
El Paso Corp.	22,246	235,363
EOG Resources, Inc.	8,400	409,416
Exxon Mobil Corp.	226,034	13,471,626
Halliburton Co.	18,265	789,961
Kerr-McGee Corp.	6,046	473,583
KeySpan Corp.	5,580	217,453
Kinder Morgan, Inc.	4,290	324,753
Marathon Oil Corp.	12,005	563,275
Nabors Industries Limited (*)	5,215	308,415
National-Oilwell, Inc. (*)	5,800	270,860
Nicor, Inc. (†)	1,489	55,227
Noble Corp.	4,740	266,435
Occidental Petroleum Corp.	13,804	982,431
Peoples Energy Corp.	1,257	52,693
Rowan Companies, Inc.	3,721	111,370
Schlumberger Limited	20,739	1,461,685
Sempra Energy (†)	8,117	323,381
Sunoco, Inc.	2,393	247,723

6

Transocean, Inc. (*)	11,727	$603,471
Unocal Corp.	9,257	571,064
Valero Energy Corp.	8,900	652,103
The Williams Companies, Inc.	19,218	361,491
Xcel Energy, Inc.	14,172	243,475
XTO Energy, Inc.	12,299	403,910
		33,906,555

Entertainment & Leisure — 1.1%
Brunswick Corp.	3,239	151,747
Harrah’s Entertainment, Inc. (†)	3,923	253,347
News Corp., Inc. Cl. A	101,800	1,722,456
The Walt Disney Co.	71,922	2,066,319
		4,193,869

Financial Services — 3.8%
American Express Co.	41,472	2,130,417
Apartment Investment & Management Co. Cl. A	3,400	126,480
Archstone-Smith Trust	6,200	211,482
Bear Stearns Companies, Inc.	3,958	395,404
CIT Group, Inc.	7,300	277,400
Countrywide Financial Corp.	20,154	654,199
E*Trade Financial Corp. (*)	12,900	154,800
Federated Investors, Inc. Cl. B	3,700	104,747
Franklin Resources, Inc.	7,028	482,472
The Goldman Sachs Group, Inc.	16,025	1,762,590
Huntington Bancshares, Inc. (†)	8,234	196,793
Janus Capital Group, Inc. (†)	8,150	113,692
Lehman Brothers Holdings, Inc.	9,572	901,300
MBNA Corp.	44,321	1,088,081
Merrill Lynch & Co., Inc.	32,169	1,820,765
Morgan Stanley	39,691	2,272,310
PNC Financial Services Group, Inc.	9,949	512,175
Price (T. Rowe) Group, Inc.	4,400	261,272
ProLogis Trust REIT	6,500	241,150
The Schwab (Charles) Corp.	42,161	443,112
Simon Property Group, Inc. REIT	7,700	466,466
		14,617,107

Foods — 1.8%
Archer-Daniels-Midland Co. (†)	22,661	557,007
Campbell Soup Co.	12,402	359,906
ConAgra Foods, Inc.	17,772	480,199
General Mills, Inc.	12,608	619,683
Heinz (H. J.) Co.	12,122	446,574
Hershey Foods Corp.	7,744	468,202
Kellogg Co.	12,964	560,952
The Kroger Co. (*) (†)	25,518	409,054
McCormick & Co., Inc. (†)	4,700	161,821
Safeway, Inc. (*)	15,460	286,474
Sara Lee Corp.	27,165	601,976
Starbucks Corp. (*)	13,830	714,458
SuperValu, Inc.	4,621	154,110
Sysco Corp. (†)	22,130	792,254
Wrigley (Wm.) Jr. Co.	6,934	$454,662
		7,067,332

7

Forest Products & Paper — 0.6%
Georgia-Pacific Corp.	8,970	$318,345
International Paper Co.	17,789	654,457
MeadWestvaco Corp.	7,001	222,772
OfficeMax, Inc.	3,142	105,257
Plum Creek Timber Co., Inc.	6,500	232,050
Weyerhaeuser Co.	8,590	588,415
		2,121,296

Healthcare — 1.2%
Caremark Rx, Inc. (*)	15,700	624,546
Express Scripts, Inc. (*)	2,600	226,694
HCA, Inc.	14,576	780,836
Health Management Associates, Inc. Cl. A (†)	8,500	222,530
Humana, Inc. (*)	5,503	175,766
Laboratory Corp. of America Holdings (*)	4,800	231,360
Manor Care, Inc.	3,032	110,244
Tenet Healthcare Corp. (*)	16,259	187,466
UnitedHealth Group, Inc.	22,640	2,159,403
		4,718,845

Home Construction, Furnishings & Appliances — 0.3%
Centex Corp. (†)	4,346	248,895
KB Home	1,571	184,530
Leggett & Platt, Inc.	6,650	192,052
Maytag Corp. (†)	2,786	38,920
Pulte Homes, Inc. (†)	4,422	325,592
Whirlpool Corp. (†)	2,569	173,998
		1,163,987

Household Products — 0.6%
Black & Decker Corp.	2,850	225,121
The Clorox Co.	5,270	331,957
Corning, Inc. (*)	48,491	539,705
Fortune Brands, Inc.	4,980	401,537
Newell Rubbermaid, Inc.	9,535	209,198
Sherwin-Williams Co.	4,929	216,827
Snap-On, Inc.	2,153	68,444
The Stanley Works	3,005	136,036
		2,128,825

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	3,232	201,257

Industrial - Diversified — 1.9%
3M Co.	26,972	2,311,231
Cooper Industries Limited Cl. A	3,214	229,865
Danaher Corp. (†)	10,210	545,316
Eaton Corp.	5,294	346,228
Illinois Tool Works, Inc. (†)	9,643	863,338

8

ITT Industries, Inc.	3,237	$292,107
Textron, Inc.	4,732	353,102
Tyco International Limited	71,574	2,419,201
		7,360,388

Information Retrieval Services — 0.4%
Yahoo!, Inc. (*)	46,516	1,576,892

Insurance — 4.9%
ACE Limited (†)	10,000	412,700
Aetna, Inc.	10,598	794,320
AFLAC, Inc.	17,520	652,795
Allstate Corp.	23,904	1,292,250
Ambac Financial Group, Inc.	3,875	289,656
American International Group, Inc.	91,970	5,096,058
Aon Corp. (†)	11,046	252,291
Chubb Corp. (†)	6,673	528,969
Cigna Corp.	4,640	414,352
Cincinnati Financial Corp.	5,983	260,919
The Hartford Financial Services Group, Inc. (†)	10,258	703,288
Jefferson-Pilot Corp.	4,720	231,516
Lincoln National Corp. (†)	6,041	272,691
Loews Corp.	5,858	430,797
Marsh & McLennan Companies, Inc.	18,342	557,964
MBIA, Inc. (†)	4,975	260,093
Metlife, Inc.	26,632	1,041,311
MGIC Investment Corp.	3,489	215,167
Principal Financial Group, Inc.	10,600	407,994
Progressive Corp.	7,048	646,724
Prudential Financial, Inc.	18,100	1,038,940
Safeco Corp.	4,559	222,069
St. Paul Travelers Companies	23,363	858,123
Torchmark Corp.	3,726	194,497
UnumProvident Corp. (†)	10,270	174,795
WellPoint, Inc. (*)	10,903	1,366,691
XL Capital Limited Cl. A	4,927	356,567
		18,973,537

Lodging — 0.3%
Hilton Hotels Corp.	13,391	299,289
Marriott International, Inc. Cl. A	7,764	519,101
Starwood Hotels & Resorts Worldwide, Inc.	7,140	428,614
		1,247,004

Machinery & Components — 0.9%
Baker Hughes, Inc.	11,598	515,995
Caterpillar, Inc.	11,952	1,092,891
Cummins, Inc.	1,539	108,269
Deere & Co.	8,743	586,918
Dover Corp.	7,235	273,411
Ingersoll-Rand Co. Cl. A	5,983	476,546
Pall Corp.	4,492	121,823
Parker-Hannifin Corp.	4,214	256,717
		3,432,570

9

Manufacturing — 0.4%
American Standard Companies, Inc.	6,300	$292,824
Applied Materials, Inc. (*)	58,806	955,597
Avery Dennison Corp.	3,828	237,068
Millipore Corp. (*) (†)	1,715	74,431
		1,559,920

Medical Supplies — 2.3%
Agilent Technologies, Inc. (*)	15,883	352,603
Allergan, Inc. (†)	4,707	326,995
Applied Biosystems Group-Applera Corp.	6,738	133,008
Bard (C.R.), Inc.	3,620	246,450
Bausch & Lomb, Inc. (†)	1,892	138,684
Baxter International, Inc.	21,292	723,502
Becton, Dickinson & Co.	8,748	511,058
Biomet, Inc.	8,755	317,806
Boston Scientific Corp. (*) (†)	27,322	800,261
Fisher Scientific International (*) (†)	4,100	233,372
Guidant Corp.	11,688	863,743
Medtronic, Inc.	43,081	2,194,977
St. Jude Medical, Inc. (*)	12,344	444,384
Stryker Corp.	13,900	620,079
Tektronix, Inc.	3,120	76,534
Thermo Electron Corp. (*)	5,554	140,461
Waters Corp. (*)	4,200	150,318
Zimmer Holdings, Inc. (*)	8,922	694,221
		8,968,456

Metals & Mining — 0.7%
Alcoa, Inc.	30,088	914,374
Allegheny Technologies, Inc.	3,144	75,802
Freeport-McMoRan Copper & Gold, Inc. Cl. B	6,233	246,889
Newmont Mining Corp.	15,809	667,930
Nucor Corp.	5,912	340,295
Phelps Dodge Corp. (†)	3,285	334,183
United States Steel Corp. (†)	3,954	201,061
		2,780,534

Pharmaceuticals — 8.7%
Abbott Laboratories	54,198	2,526,711
AmerisourceBergen Corp. (†)	4,076	233,514
Amgen, Inc. (*)	43,906	2,555,768
Biogen Idec, Inc. (*)	11,537	398,142
Bristol-Myers Squibb Co.	67,942	1,729,803
Cardinal Health, Inc. (†)	15,269	852,010
Chiron Corp. (*)	5,460	191,428
Eli Lilly & Co.	39,480	2,056,908
Forest Laboratories, Inc. (*)	12,380	457,441
Genzyme Corp. (*)	8,600	492,264
Gilead Sciences, Inc. (*)	15,744	563,635
Hospira, Inc. (*)	5,439	175,517
Johnson & Johnson	105,412	7,079,470
King Pharmaceuticals, Inc. (*)	8,867	73,685

10

McKesson Corp.	10,587	$399,659
Medco Health Solutions, Inc. (*) (†)	9,420	466,949
Medimmune, Inc. (*)	8,564	203,909
Merck & Co., Inc.	78,243	2,532,726
Mylan Laboratories, Inc. (†)	9,800	173,656
Pfizer, Inc.	264,127	6,938,616
Schering-Plough Corp.	51,788	939,952
Sigma-Aldrich Corp.	2,384	146,020
Watson Pharmaceutical, Inc. (*) (†)	3,970	121,998
Wyeth	46,556	1,963,732
		33,273,513

Photography Equipment/Supplies — 0.1%
Eastman Kodak Co. (†)	9,960	324,198

Prepackaged Software — 3.8%
Adobe Systems, Inc.	8,306	557,914
BMC Software, Inc. (*)	8,065	120,975
Citrix Systems, Inc. (*)	6,092	145,111
Computer Associates International, Inc.	18,823	510,103
Compuware Corp. (*)	13,878	99,922
Electronic Arts, Inc. (*)	10,600	548,868
Intuit, Inc. (*)	6,610	289,320
Microsoft Corp.	358,328	8,660,788
Novell, Inc. (*)	13,976	83,297
Oracle Corp. (*)	158,761	1,981,337
Siebel Systems, Inc. (*)	18,118	165,417
SunGard Data Systems, Inc. (*)	10,000	345,000
Symantec Corp. (*)	24,800	528,984
Veritas Software Corp. (*)	14,846	344,724
		14,381,760

Real Estate — 0.2%
Equity Office Properties Trust	15,160	456,771
Equity Residential	9,900	318,879
		775,650

Restaurants — 0.6%
Darden Restaurants, Inc.	5,492	168,495
McDonald’s Corp.	44,677	1,391,242
Wendy’s International, Inc. (†)	3,975	155,184
Yum! Brands, Inc.	10,198	528,358
		2,243,279

Retail — 5.5%
AutoZone, Inc. (*)	2,754	236,018
Bed Bath & Beyond, Inc. (*)	10,450	381,843
Best Buy Co., Inc.	10,830	584,928
Big Lots, Inc. (*)	3,874	46,565
Circuit City Stores, Inc.	6,800	109,140
Costco Wholesale Corp.	16,342	721,990
CVS Corp.	13,803	726,314
Dillards, Inc. Cl. A	3,001	80,727
Dollar General Corp.	11,314	247,890

11

Family Dollar Stores, Inc.	5,951	$180,672
Federated Department Stores, Inc.	5,863	373,121
The Home Depot, Inc.	77,837	2,976,487
J.C. Penney Co., Inc.	9,909	514,475
Kohl’s Corp. (*)	11,523	594,932
Lowe’s Companies, Inc.	26,682	1,523,275
The May Department Stores Co.	10,232	378,789
Office Depot, Inc. (*)	10,765	238,768
RadioShack Corp. (†)	5,505	134,872
Sears Holdings Corp. (*)	3,508	467,160
Staples, Inc.	17,173	539,747
Target Corp.	31,068	1,554,021
Tiffany & Co. (†)	4,992	172,324
TJX Companies, Inc.	16,676	410,730
Toys R Us, Inc. (*)	7,462	192,221
Walgreen Co.	35,304	1,568,204
Wal-Mart Stores, Inc.	119,612	5,993,757
		20,948,970

Retail - Grocery — 0.1%
Albertson’s, Inc. (†)	13,747	283,876

Telephone Utilities — 2.1%
Alltel Corp. (†)	10,467	574,115
AT&T Corp.	28,184	528,450
BellSouth Corp.	63,820	1,677,828
CenturyTel, Inc. (†)	4,931	161,934
Qwest Communications International, Inc. (*) (†)	66,058	244,415
Sprint Corp. (FON Group) (†)	51,435	1,170,146
Verizon Communications, Inc.	98,529	3,497,780
		7,854,668

Tobacco — 1.4%
Altria Group, Inc.	72,829	4,762,288
Reynolds American, Inc.	4,100	330,419
UST, Inc. (†)	6,022	311,337
		5,404,044

Toys, Games — 0.1%
Hasbro, Inc.	6,191	126,606
Mattel, Inc.	14,489	309,340
		435,946

Transportation — 1.8%
Burlington Northern Santa Fe Corp.	13,786	743,479
Carnival Corp.	18,885	978,432
CSX Corp.	7,465	310,917
FedEx Corp.	10,503	986,757
Norfolk Southern Corp.	13,689	507,177
Union Pacific Corp.	9,517	663,335
United Parcel Service, Inc. Cl. B	39,500	2,873,230
		7,063,327
Travel — 0.0%
Sabre Holdings Corp. (†)	4,731	103,514

TOTAL EQUITIES
(Cost $359,610,739)		382,006,455

12

		Principal
		Amount
SHORT-TERM INVESTMENTS — 7.2%
Cash Equivalents — 6.7% (***)
Bank of America Bank Note
2.540%	06/01/2005	$786,609	786,609
Bank of America Bank Note
2.770%	04/18/2005	423,559	423,559
Bank of America Bank Note
2.800%	06/09/2005	423,558	423,558
Bank of America Bank Note
2.820%	05/16/2005	605,084	605,084
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	242,033	242,033
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	303,903	303,903
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	605,084	605,084
BGI Institutional Money Market Fund		2,420,335	2,420,335
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	423,559	423,559
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	300,409	300,409
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	817,576	817,576
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	1,210,167	1,210,167
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	828,772	828,772
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	302,542	302,542
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	1,210,167	1,210,167
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	424,309	424,309
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	844,766	844,766
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	605,084	605,084
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	427,092	427,092
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	786,609	786,609
Freddie Mac Discount Note
2.728%	05/02/2005	311,463	311,463
Freddie Mac Discount Note
2.740%	05/03/2005	689,795	689,795

13

General Electric Capital Corp.
2.646%	04/04/2005	$288,296	$288,296
General Electric Capital Corp.
2.656%	04/04/2005	838,841	838,841
Goldman Sachs Financial Square Prime Obligations Fund		276,038	276,038
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	726,100	726,100
Merrill Lynch Premier Institutional Money Market Fund		577,131	577,131
Merrimac Cash Fund, Premium Class		1,233,255	1,233,255
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	1,210,167	1,210,167
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	330,146	330,146
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	605,084	605,084
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	1,210,167	1,210,167
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	423,559	423,559
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	334,027	334,027
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	205,067	205,067
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	423,559	423,559
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	827,626	827,626
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	453,813	453,813
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	182,468	182,468
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	86,682	86,682
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	550,655	550,655
			25,775,156

Repurchase Agreement — 0.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)		1,529,882	1,529,882

U.S. Treasury Bills — 0.1%
U.S. Treasury Bill (**)
2.805%	07/14/2005	385,000	381,880

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,686,918)			27,686,918

14

TOTAL INVESTMENTS — 106.6%
(Cost $387,297,657) (****)	$409,693,373

Other Assets/(Liabilities) — (6.6%)	(25,325,955)

NET ASSETS — 100.0%	$384,367,418

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(*)                                                         Non-income producing security.

(**)                                                  This security is held as collateral for open futures contracts. (Note 2).

(***)                                           Represents investments of security lending collateral. (Note 2).

(****)                                    See Note 3 for aggregate cost for Federal tax purposes.

(†)                                                          Denotes all or a portion of security on loan.

(a)                                                          Maturity value of $1,529,968.  Collateralized by U.S. Government Agency obligation with a rate of 5.375%, maturity date of 7/25/2027, and an aggregate market value, including accrued interest, of $1,606,376.

The accompanying notes are an integral part of the financial statements.

15

MML Enhanced Index Core Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 99.7%
Advertising — 0.1%
Omnicom Group, Inc.(†)	100	$8,852

Aerospace & Defense — 2.7%
Boeing Co.	2,900	169,534
General Dynamics Corp.	700	74,935
Goodrich Corp.	300	11,487
Honeywell International, Inc.	900	33,489
Lockheed Martin Corp. (†)	700	42,742
Northrop Grumman Corp.	700	37,786
Raytheon Co.	900	34,830
Rockwell Collins, Inc.	300	14,277
United Technologies Corp.	600	60,996
		480,076

Apparel, Textiles & Shoes — 1.5%
Coach, Inc. (*)	300	16,989
The Gap, Inc. (†)	3,200	69,888
Jones Apparel Group, Inc.	300	10,047
Limited Brands	2,400	58,320
Liz Claiborne, Inc.	200	8,026
Nike, Inc. Cl. B	500	41,655
Nordstrom, Inc.	300	16,614
VF Corp.	800	47,312
		268,851

Automotive & Parts — 0.5%
AutoNation, Inc. (*)	400	7,576
Cooper Tire & Rubber Co. (†)	100	1,836
Ford Motor Co.	3,900	44,187
General Motors Corp. (†)	100	2,939
Genuine Parts Co.	600	26,094
The Goodyear Tire & Rubber Co. (*) (†)	300	4,005
		86,637

Banking, Savings & Loans — 11.0%
AmSouth Bancorporation	600	15,570
Bank of America Corp.	7,000	308,700
BB&T Corp.	900	35,172
Citigroup, Inc.	9,600	431,424
Comerica, Inc.	500	27,540
Compass Bancshares, Inc. (†)	300	13,620
Fannie Mae	1,400	76,230
First Horizon National Corp. (†)	200	8,158
Freddie Mac	2,000	126,400
Golden West Financial Corp.	400	24,200
JP Morgan Chase & Co.	4,000	138,400
KeyCorp (†)	1,600	51,920
M&T Bank Corp.	200	20,412
Marshall and Ilsley Corp.	400	16,700
Mellon Financial Corp.	700	19,978

1

National City Corp.	600	$20,100
North Fork Bancorporation, Inc.	1,250	34,675
Northern Trust Corp. (†)	300	13,032
Providian Financial Corp. (*)	2,200	37,752
Regions Financial Corp.	670	21,708
SLM Corp.	700	34,888
Sovereign Bancorp, Inc.	600	13,296
SunTrust Banks, Inc.	600	43,242
Synovus Financial Corp.	300	8,358
U.S. Bancorp (†)	2,700	77,814
Wachovia Corp. (†)	2,345	119,384
Washington Mutual, Inc.	1,300	51,350
Wells Fargo & Co.	2,400	143,520
Zions Bancorp	100	6,902
		1,940,445

Beverages — 1.2%
Brown-Forman Corp. Cl. B	200	10,950
The Coca-Cola Co.	1,900	79,173
Coca-Cola Enterprises, Inc.	600	12,312
Molson Coors Brewing Co. Cl. B	400	30,868
The Pepsi Bottling Group, Inc.	500	13,925
PepsiCo, Inc.	1,200	63,636
		210,864

Broadcasting, Publishing & Printing — 2.2%
Clear Channel Communications, Inc. (†)	800	27,576
Comcast Corp. Cl. A (*)	1,100	37,158
Dow Jones & Co., Inc. (†)	100	3,737
Gannett Co., Inc.	300	23,724
Knight Ridder, Inc. (†)	100	6,725
The McGraw-Hill Companies, Inc.	400	34,900
Meredith Corp.	200	9,350
Time Warner, Inc. (*)	9,800	171,990
Univision Communications, Inc. Cl. A (*)	100	2,769
Viacom, Inc. Cl. B	2,300	80,109
		398,038

Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	200	5,028
Masco Corp.	800	27,736
Vulcan Materials Co. (†)	200	11,366
		44,130

Chemicals — 1.9%
Ashland, Inc.	100	6,747
Dow Chemical Co.	1,700	84,745
Du Pont (E.I.) de Nemours & Co.	1,800	92,232
Eastman Chemical Co.	100	5,900
International Flavors & Fragrances, Inc.	400	15,800
Monsanto Co.	1,200	77,400
PPG Industries, Inc.	400	28,608
Rohm & Haas Co.	600	28,800
		340,232

2

Commercial Services — 1.7%
Apollo Group, Inc. Cl. A (*)	300	$22,218
Block (H&R), Inc. (†)	1,000	50,580
Cendant Corp.	2,300	47,242
Donnelley (R.R.) & Sons Co.	100	3,162
eBay, Inc. (*)	600	22,356
Equifax, Inc.	900	27,621
Moody’s Corp. (†)	300	24,258
Paychex, Inc.	500	16,410
PerkinElmer, Inc.	2,500	51,575
Quest Diagnostics, Inc.	200	21,026
Robert Half International, Inc. (†)	100	2,696
Ryder System, Inc.	400	16,680
		305,824

Communications — 1.3%
Avaya, Inc. (*)	1,000	11,680
Citizens Communications Co. (†)	500	6,470
L-3 Communications Holdings, Inc.	200	14,204
Lucent Technologies, Inc. (*) (†)	500	1,375
Network Appliance, Inc. (*)	600	16,596
Nextel Communications, Inc. Cl. A (*)	100	2,842
Qualcomm, Inc.	800	29,320
SBC Communications, Inc.	6,200	146,878
Scientific-Atlanta, Inc. (†)	200	5,644
		235,009

Communications Equipment — 0.4%
Motorola, Inc.	4,900	73,353

Computer Integrated Systems Design — 0.7%
Autodesk, Inc.	1,000	29,760
Computer Sciences Corp. (*)	300	13,755
Parametric Technology Corp. (*)	7,727	43,194
Sun Microsystems, Inc. (*)	6,700	27,068
Unisys Corp. (*)	500	3,530
		117,307

Computer Programming Services — 0.1%
Mercury Interactive Corp. (*) (†)	300	14,214

Computers & Information — 5.0%
Apple Computer, Inc. (*)	3,300	137,511
Cisco Systems, Inc. (*)	8,400	150,276
Comverse Technology, Inc. (*)	300	7,566
Dell, Inc. (*)	6,200	238,204
EMC Corp. (*)	4,400	54,208
Gateway, Inc. (*)	700	2,821
International Business Machines Corp.	3,000	274,140
International Game Technology	100	2,666
Jabil Circuit, Inc. (*)	100	2,852
Lexmark International, Inc. (*)	200	15,994
Solectron Corp. (*)	100	347
Symbol Technologies, Inc.	100	1,449
		888,034

3

Computers & Office Equipment — 0.5%
Electronic Data Systems Corp.	800	$16,536
Hewlett-Packard Co.	1,100	24,134
Pitney Bowes, Inc.	300	13,536
Xerox Corp. (*)	1,900	28,785
		82,991

Containers — 0.2%
Ball Corp.	300	12,444
Pactiv Corp. (*)	300	7,005
Sealed Air Corp. (*)	200	10,388
Temple-Inland, Inc.	100	7,255
		37,092

Cosmetics & Personal Care — 2.6%
Alberto-Culver Co.	50	2,393
Colgate-Palmolive Co.	1,000	52,170
The Gillette Co.	1,900	95,912
Kimberly-Clark Corp.	900	59,157
The Procter & Gamble Co.	4,800	254,400
		464,032

Data Processing & Preparation — 0.7%
Affiliated Computer Services, Inc. Cl. A (*) (†)	200	10,648
Automatic Data Processing, Inc. (†)	500	22,475
First Data Corp.	1,200	47,172
Fiserv, Inc. (*)	250	9,950
NCR Corp. (*)	1,200	40,488
		130,733

Electric Utilities — 3.4%
AES Corp. (*)	800	13,104
Allegheny Energy, Inc. (*) (†)	200	4,132
Ameren Corp.	300	14,703
American Electric Power Co.	300	10,218
CenterPoint Energy, Inc.	500	6,015
Cinergy Corp.	300	12,156
CMS Energy Corp. (*)	200	2,608
Consolidated Edison, Inc. (†)	400	16,872
Constellation Energy Group, Inc.	200	10,340
DTE Energy Co. (†)	300	13,644
Duke Energy Corp.	2,300	64,423
Edison International	800	27,776
Entergy Corp.	300	21,198
Exelon Corp.	1,700	78,013
FirstEnergy Corp. (†)	500	20,975
FPL Group, Inc. (†)	600	24,090
NiSource, Inc.	400	9,116
PG&E Corp. (†)	1,400	47,740
Pinnacle West Capital Corp.	100	4,251
PPL Corp.	600	32,394

4

Progress Energy, Inc. (†)	1,000	$41,950
Public Service Enterprise Group, Inc. (†)	400	21,756
Southern Co.	1,100	35,013
Teco Energy, Inc. (†)	2,400	37,632
TXU Corp.	300	23,889
		594,008

Electrical Equipment & Electronics — 6.1%
Advanced Micro Devices, Inc. (*)	300	4,836
Altera Corp. (*)	100	1,978
American Power Conversion Corp.	100	2,611
Analog Devices, Inc. (†)	100	3,614
Broadcom Corp. Cl. A (*)	100	2,992
Emerson Electric Co.	800	51,944
Freescale Semiconductor, Inc. Cl. B (*)	772	13,317
General Electric Co. (**)	17,100	616,626
Intel Corp.	12,100	281,083
Kla-Tencor Corp. (*)	100	4,601
Linear Technology Corp.	100	3,831
Maxim Integrated Products, Inc. (†)	100	4,087
Micron Technology, Inc. (*) (†)	100	1,034
National Semiconductor Corp. (†)	100	2,061
Rockwell Automation, Inc.	1,000	56,640
Texas Instruments, Inc.	800	20,392
Xilinx, Inc.	100	2,923
		1,074,570

Energy — 9.9%
Amerada Hess Corp. (†)	400	38,484
Anadarko Petroleum Corp.	400	30,440
Apache Corp.	300	18,369
BJ Services Co.	100	5,188
Burlington Resources, Inc.	400	20,028
ChevronTexaco Corp.	3,500	204,085
ConocoPhillips	1,800	194,112
Devon Energy Corp.	1,400	66,850
Dynegy, Inc. Cl. A (*) (†)	600	2,346
El Paso Corp.	1,500	15,870
EOG Resources, Inc.	400	19,496
Exxon Mobil Corp. (**)	10,800	643,680
Halliburton Co.	1,100	47,575
Kerr-McGee Corp.	500	39,165
KeySpan Corp.	300	11,691
Kinder Morgan, Inc.	300	22,710
Marathon Oil Corp.	500	23,460
Nicor, Inc. (†)	100	3,709
Noble Corp.	200	11,242
Occidental Petroleum Corp.	700	49,819
Peoples Energy Corp.	100	4,192
Schlumberger Limited	800	56,384
Sempra Energy (†)	900	35,856
Sunoco, Inc.	300	31,056
Transocean, Inc. (*)	700	36,022
Unocal Corp.	300	18,507

5

Valero Energy Corp.	800	$58,616
The Williams Companies, Inc.	1,200	22,572
Xcel Energy, Inc.	1,000	17,180
		1,748,704

Entertainment & Leisure — 0.9%
Harrah’s Entertainment, Inc. (†)	300	19,374
News Corp., Inc. Cl. A	200	3,384
The Walt Disney Co. (†)	4,500	129,285
		152,043

Financial Services — 5.0%
American Express Co. (†)	1,400	71,918
Apartment Investment & Management Co. Cl. A	100	3,720
Archstone-Smith Trust	400	13,644
Bear Stearns Companies, Inc.	500	49,950
CIT Group, Inc.	800	30,400
Countrywide Financial Corp. (†)	1,598	51,871
E*Trade Financial Corp. (*)	300	3,600
Federated Investors, Inc. Cl. B	200	5,662
Franklin Resources, Inc.	400	27,460
The Goldman Sachs Group, Inc.	1,200	131,988
Huntington Bancshares, Inc. (†)	400	9,560
Lehman Brothers Holdings, Inc.	1,100	103,576
MBNA Corp.	1,900	46,645
Merrill Lynch & Co., Inc.	2,400	135,840
Morgan Stanley	2,600	148,850
PNC Financial Services Group, Inc.	300	15,444
Price (T. Rowe) Group, Inc.	200	11,876
The Schwab (Charles) Corp. (†)	100	1,051
Simon Property Group, Inc. REIT	300	18,174
		881,229

Foods — 1.4%
Archer-Daniels-Midland Co. (†)	2,500	61,450
ConAgra Foods, Inc.	600	16,212
General Mills, Inc.	700	34,405
Hershey Foods Corp. (†)	800	48,368
Kellogg Co.	500	21,635
Safeway, Inc. (*)	800	14,824
Sara Lee Corp.	1,500	33,240
SuperValu, Inc.	700	23,345
		253,479

Forest Products & Paper — 0.3%
Georgia-Pacific Corp.	900	31,941
MeadWestvaco Corp.	400	12,728
Plum Creek Timber Co., Inc.	400	14,280
		58,949

Healthcare — 1.2%
Caremark Rx, Inc. (*) (†)	500	19,890
Express Scripts, Inc. (*)	200	17,438
HCA, Inc.	600	32,142

6

Humana, Inc. (*)	300	$9,582
Laboratory Corp. of America Holdings (*)	400	19,280
Manor Care, Inc. (†)	100	3,636
UnitedHealth Group, Inc.	1,100	104,918
		206,886

Home Construction, Furnishings & Appliances — 0.2%
Centex Corp.	200	11,454
KB Home	100	11,746
Pulte Homes, Inc. (†)	100	7,363
		30,563

Household Products — 0.8%
Black & Decker Corp.	200	15,798
The Clorox Co.	700	44,093
Corning, Inc. (*)	200	2,226
Fortune Brands, Inc.	300	24,189
Newell Rubbermaid, Inc.	800	17,552
Sherwin-Williams Co.	500	21,995
Snap-On, Inc.	100	3,179
The Stanley Works	400	18,108
		147,140

Industrial - Distribution — 0.1%
Grainger (W.W.), Inc.	300	18,681

Industrial - Diversified — 2.4%
3M Co.	1,400	119,966
Cooper Industries Limited Cl. A	200	14,304
Danaher Corp. (†)	600	32,046
Eaton Corp.	300	19,620
Illinois Tool Works, Inc. (†)	500	44,765
ITT Industries, Inc.	100	9,024
Textron, Inc. (†)	700	52,234
Tyco International Limited	3,900	131,820
		423,779

Information Retrieval Services — 0.4%
Yahoo!, Inc. (*)	1,900	64,410

Insurance — 6.1%
ACE Limited (†)	500	20,635
Aetna, Inc.	600	44,970
Allstate Corp.	2,100	113,526
Ambac Financial Group, Inc.	200	14,950
American International Group, Inc.	4,800	265,968
Aon Corp. (†)	500	11,420
Chubb Corp. (†)	400	31,708
Cigna Corp.	600	53,580
Cincinnati Financial Corp.	210	9,158
The Hartford Financial Services Group, Inc. (†)	600	41,136
Jefferson-Pilot Corp.	300	14,715
Lincoln National Corp. (†)	700	31,598

7

Loews Corp.	800	$58,832
MBIA, Inc. (†)	300	15,684
Metlife, Inc.	1,500	58,650
MGIC Investment Corp.	200	12,334
Principal Financial Group, Inc.	500	19,245
Progressive Corp.	200	18,352
Prudential Financial, Inc.	900	51,660
Safeco Corp.	300	14,613
St. Paul Travelers Companies	1,130	41,505
Torchmark Corp.	100	5,220
UnumProvident Corp. (†)	1,100	18,722
WellPoint, Inc. (*)	700	87,745
XL Capital Limited Cl. A	200	14,474
		1,070,400

Lodging — 0.6%
Hilton Hotels Corp.	900	20,115
Marriott International, Inc. Cl. A	500	33,430
Starwood Hotels & Resorts Worldwide, Inc.	1,000	60,030
		113,575

Machinery & Components — 0.6%
Baker Hughes, Inc. (†)	700	31,143
Cummins, Inc.	300	21,105
Dover Corp.	300	11,337
Ingersoll-Rand Co. Cl. A	300	23,895
Pall Corp.	200	5,424
Parker-Hannifin Corp.	200	12,184
		105,088

Manufacturing — 0.3%
American Standard Companies, Inc.	300	13,944
Applied Materials, Inc. (*)	2,100	34,125
Avery Dennison Corp.	100	6,193
		54,262

Medical Supplies — 1.1%
Agilent Technologies, Inc. (*)	100	2,220
Applied Biosystems Group-Applera Corp.	2,500	49,350
Bard (C.R.), Inc.	200	13,616
Bausch & Lomb, Inc. (†)	700	51,310
Becton, Dickinson & Co.	900	52,578
Fisher Scientific International (*)	100	5,692
Medtronic, Inc.	200	10,190
Thermo Electron Corp. (*)	400	10,116
		195,072

Metals & Mining — 0.7%
Alcoa, Inc.	100	3,039
Allegheny Technologies, Inc.	100	2,411
Nucor Corp.	700	40,292
Phelps Dodge Corp. (†)	300	30,519
United States Steel Corp.	900	45,765
		122,026

8

Pharmaceuticals — 8.4%
Abbott Laboratories	3,100	$144,522
AmerisourceBergen Corp. (†)	100	5,729
Amgen, Inc. (*)	900	52,389
Biogen Idec, Inc. (*) (†)	100	3,451
Bristol-Myers Squibb Co.	4,000	101,840
Cardinal Health, Inc. (†)	500	27,900
Eli Lilly & Co.	300	15,630
Forest Laboratories, Inc. (*)	100	3,695
Genzyme Corp. (*)	100	5,724
Hospira, Inc. (*)	400	12,908
Johnson & Johnson	6,200	416,392
King Pharmaceuticals, Inc. (*)	2,600	21,606
McKesson Corp.	1,500	56,625
Medco Health Solutions, Inc. (*) (†)	300	14,871
Merck & Co., Inc.	6,400	207,168
Pfizer, Inc.	15,000	394,050
		1,484,500

Photography Equipment/Supplies — 0.3%
Eastman Kodak Co. (†)	1,600	52,080

Prepackaged Software — 4.1%
Adobe Systems, Inc.	600	40,302
BMC Software, Inc. (*)	400	6,000
Citrix Systems, Inc. (*)	2,000	47,640
Computer Associates International, Inc.	800	21,680
Compuware Corp. (*)	2,800	20,160
Intuit, Inc. (*)	500	21,885
Microsoft Corp. (**)	14,800	357,716
Oracle Corp. (*)	11,100	138,528
Siebel Systems, Inc. (*)	800	7,304
SunGard Data Systems, Inc. (*)	300	10,350
Symantec Corp. (*)	1,800	38,394
Veritas Software Corp. (*)	500	11,610
		721,569

Real Estate — 0.2%
Equity Office Properties Trust	700	21,091
Equity Residential	500	16,105
		37,196

Restaurants — 1.0%
Darden Restaurants, Inc.	1,900	58,292
McDonald’s Corp.	2,900	90,306
Yum! Brands, Inc.	500	25,905
		174,503

Retail — 4.3%
AutoZone, Inc. (*)	300	25,710
Best Buy Co., Inc.	500	27,005
Circuit City Stores, Inc.	4,200	67,410
Costco Wholesale Corp.	700	30,926

9

Dillards, Inc. Cl. A	2,900	$78,010
Dollar General Corp.	100	2,191
Federated Department Stores, Inc.	700	44,548
The Home Depot, Inc.	2,000	76,480
J.C. Penney Co., Inc.	400	20,768
Kohl’s Corp. (*)	100	5,163
The May Department Stores Co.	100	3,702
Office Depot, Inc. (*)	1,300	28,834
Sears Holdings Corp. (*)	220	29,297
Staples, Inc.	1,200	37,716
TJX Companies, Inc.	700	17,241
Wal-Mart Stores, Inc.	5,300	265,583
		760,584

Retail - Grocery — 0.1%
Albertson’s, Inc. (†)	700	14,455

Telephone Utilities — 1.9%
Alltel Corp. (†)	600	32,910
AT&T Corp.	3,700	69,375
CenturyTel, Inc. (†)	1,200	39,408
Qwest Communications International, Inc. (*) (†)	3,100	11,470
Sprint Corp. (FON Group) (†)	4,800	109,200
Verizon Communications, Inc.	2,300	81,650
		344,013

Tobacco — 1.7%
Altria Group, Inc.	3,900	255,021
Reynolds American, Inc.	300	24,177
UST, Inc. (†)	400	20,680
		299,878

Toys, Games — 0.1%
Hasbro, Inc.	300	6,135
Mattel, Inc.	800	17,080
		23,215

Transportation — 1.5%
Burlington Northern Santa Fe Corp.	1,500	80,895
CSX Corp.	400	16,660
FedEx Corp.	700	65,765
Norfolk Southern Corp.	800	29,640
United Parcel Service, Inc. Cl. B	900	65,466
		258,426

Travel — 0.1%
Sabre Holdings Corp. (†)	1,200	26,256

TOTAL EQUITIES
(Cost $16,653,939)		17,638,253

10

		Principal
		Amount
SHORT-TERM INVESTMENTS — 12.2%
Cash Equivalents (***)
Bank of America Bank Note
2.540%	06/01/2005	$65,679	$65,679
Bank of America Bank Note
2.770%	04/18/2005	35,366	35,366
Bank of America Bank Note
2.800%	06/09/2005	35,364	35,364
Bank of America Bank Note
2.820%	05/16/2005	50,522	50,522
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	20,209	20,209
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	25,375	25,375
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	50,522	50,522
BGI Institutional Money Market Fund		202,089	202,089
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	35,366	35,366
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	25,083	25,083
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	68,264	68,264
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	101,044	101,044
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	69,199	69,199
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	25,261	25,261
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	101,044	101,044
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	35,428	35,428
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	70,535	70,535
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	50,522	50,522
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	35,661	35,661
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	65,679	65,679
Freddie Mac Discount Note
2.728%	05/02/2005	26,006	26,006
Freddie Mac Discount Note
2.740%	05/03/2005	57,595	57,595
General Electric Capital Corp.
2.646%	04/04/2005	24,072	24,072
General Electric Capital Corp.
2.656%	04/04/2005	70,040	70,040
Goldman Sachs Financial Square Prime Obligations Fund		23,048	23,048
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	60,627	60,627

11

Merrill Lynch Premier Institutional Money Market Fund		$48,188	$48,188
Merrimac Cash Fund, Premium Class		102,972	102,972
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	101,044	101,044
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	27,566	27,566
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	50,522	50,522
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	101,044	101,044
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	35,366	35,366
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	27,890	27,890
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	17,122	17,122
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	35,366	35,366
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	69,104	69,104
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	37,892	37,892
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	15,235	15,235
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	7,238	7,238
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	45,978	45,978
			2,152,127

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			2,152,127
TOTAL INVESTMENTS — 111.9%
(Cost $18,806,066)(****)			$19,790,380

Other Assets/(Liabilities) — (11.9%)			(2,098,902)

NET ASSETS — 100.0%			$17,691,478

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(*)                                 Non-income producing security.

(**)                          This security is held as collateral for open futures contracts.  (Note 2).

(***)                   Represents investments of security lending collateral. (Note 2).

(****)            See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Denotes all or a portion of security on loan.

The accompanying notes are an integral part of the financial statements.

12

MML Growth Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 98.8%
Advertising — 0.1%
Getty Images, Inc. (*) (†)	200	$14,222

Aerospace & Defense — 3.6%
Boeing Co.	6,200	362,452
Engineered Support Systems, Inc. (†)	200	10,704
General Dynamics Corp.	200	21,410
Lockheed Martin Corp. (†)	3,900	238,134
Rockwell Collins, Inc.	800	38,072
United Defense Industries, Inc.	600	44,052
United Technologies Corp.	800	81,328
		796,152

Apparel, Textiles & Shoes — 3.1%
Abercrombie & Fitch Co. Cl. A	1,300	74,412
Aeropostale, Inc. (*)	500	16,375
American Eagle Outfitters, Inc.	5,800	171,390
Chico’s FAS, Inc. (*) (†)	1,800	50,868
Coach, Inc. (*)	1,500	84,945
Columbia Sportswear Co. (*) (†)	500	26,615
Nike, Inc. Cl. B	600	49,986
Nordstrom, Inc.	800	44,304
Pacific Sunwear of California, Inc. (*)	400	11,192
Ross Stores, Inc.	600	17,484
Timberland Co. Cl. A (*)	200	14,186
Urban Outfitters, Inc. (*)	2,800	134,316
		696,073

Automotive & Parts — 2.1%
Harley-Davidson, Inc.	5,800	335,008
Oshkosh Truck Corp.	300	24,597
Paccar, Inc.	1,500	108,585
		468,190

Banking, Savings & Loans — 2.0%
Fannie Mae	7,400	402,930
Freddie Mac	800	50,560
		453,490

Beverages — 0.0%
PepsiCo, Inc.	200	10,606

Broadcasting, Publishing & Printing — 0.2%
The McGraw-Hill Companies, Inc.	500	43,625

Building Materials & Construction — 0.1%
Kinetic Concepts, Inc. (*)	300	17,895

Chemicals — 1.4%
Church & Dwight, Inc. (†)	350	12,414
Dow Chemical Co.	5,500	274,175

1

Georgia Gulf Corp.	300	$13,794
		300,383

Commercial Services — 1.8%
Apollo Group, Inc. Cl. A (*)	400	29,624
Cendant Corp.	600	12,324
Convergys Corp. (*)	1,700	25,381
Ecolab, Inc. (†)	1,700	56,185
Fastenal Co. (†)	500	27,655
Fluor Corp. (†)	400	22,172
ITT Educational Services, Inc. (*) (†)	1,100	53,350
Jacobs Engineering Group, Inc. (*)	400	20,768
Moody’s Corp. (†)	200	16,172
Pharmaceutical Product Development, Inc. (*)	10	484
Regis Corp.	800	32,744
Rent-A-Center, Inc. (*)	2,800	76,468
Robert Half International, Inc. (†)	500	13,480
Ryder System, Inc.	300	12,510
		399,317

Communications — 3.1%
Harris Corp.	1,200	39,180
Juniper Networks, Inc. (*)	600	13,236
Network Appliance, Inc. (*) (†)	3,600	99,576
Plantronics, Inc.	300	11,424
Qualcomm, Inc.	14,500	531,425
		694,841

Communications Equipment — 0.1%
Motorola, Inc.	1,800	26,946

Computer Integrated Systems Design — 0.9%
Autodesk, Inc.	6,700	199,392

Computer Programming Services — 0.2%
Cognizant Technology Solutions Corp. (*) (†)	600	27,720
VeriSign, Inc. (*)	700	20,090
		47,810

Computers & Information — 7.5%
Apple Computer, Inc. (*)	3,600	150,012
Cisco Systems, Inc. (*)	2,300	41,147
Dell, Inc. (*)	30,500	1,171,810
International Business Machines Corp.	2,700	246,726
Lexmark International, Inc. (*)	700	55,979
		1,665,674

Cosmetics & Personal Care — 2.0%
The Gillette Co.	3,100	156,488
Kimberly-Clark Corp.	2,200	144,606
The Procter & Gamble Co.	2,800	148,400
		449,494

2

Data Processing & Preparation — 2.3%
Affiliated Computer Services, Inc. Cl. A (*) (†)	600	$31,944
Alliance Data Systems Corp. (*) (†)	600	24,240
Factset Research Systems, Inc. (†)	600	19,806
First Data Corp.	8,500	334,135
Fiserv, Inc. (*)	900	35,820
NCR Corp. (*)	900	30,366
Total System Services, Inc. (†)	1,100	27,489
		503,800

Electric Utilities — 0.2%
TXU Corp.	500	39,815

Electrical Equipment & Electronics — 2.0%
Amphenol Corp. Cl. A	600	22,224
Cree, Inc. (*) (†)	600	13,050
Emerson Electric Co.	700	45,451
Freescale Semiconductor, Inc. Cl. B (*)	334	5,761
General Electric Co.	300	10,818
Intel Corp.	9,800	227,654
Rockwell Automation, Inc.	2,000	113,280
		438,238

Energy — 8.7%
BJ Services Co.	2,300	119,324
Burlington Resources, Inc.	2,700	135,189
EOG Resources, Inc.	2,300	112,102
Equitable Resources, Inc.	400	22,976
Exxon Mobil Corp.	20,800	1,239,680
Halliburton Co.	900	38,925
Kinder Morgan, Inc.	300	22,710
National-Oilwell, Inc. (*)	1,700	79,390
Patterson-UTI Energy, Inc.	3,300	82,566
Pride International, Inc. (*)	700	17,388
Western Gas Resources, Inc.	500	17,225
XTO Energy, Inc.	1,106	36,321
		1,923,796

Entertainment & Leisure — 0.0%
Blockbuster, Inc. Cl. A (†)	1,200	10,596

Financial Services — 1.4%
The Chicago Mercantile Exchange	200	38,806
Franklin Resources, Inc.	300	20,595
MBNA Corp.	10,500	257,775
		317,176

Foods — 2.1%
Hershey Foods Corp. (†)	800	48,368
Sara Lee Corp.	700	15,512
Starbucks Corp. (*)	7,200	371,952
Wrigley (Wm.) Jr. Co.	300	19,671
		455,503

3

Healthcare — 4.5%
Caremark Rx, Inc. (*)	500	$19,890
Covance, Inc. (*)	300	14,283
Coventry Health Care, Inc. (*)	700	47,698
Express Scripts, Inc. (*)	300	26,157
Health Net, Inc. (*)	1,100	35,981
Lincare Holdings, Inc. (*)	3,000	132,690
Renal Care Group, Inc. (*)	1,700	64,498
UnitedHealth Group, Inc.	6,644	633,705
Universal Health Services Cl. B	300	15,720
		990,622

Home Construction, Furnishings & Appliances — 1.1%
D.R. Horton, Inc. (†)	533	15,585
Fossil, Inc. (*)	700	18,148
Harman International Industries	1,200	106,152
Maytag Corp. (†)	1,500	20,955
Mohawk Industries, Inc. (*) (†)	900	75,870
		236,710

Household Products — 1.2%
Black & Decker Corp.	1,800	142,182
Fortune Brands, Inc.	400	32,252
Sherwin-Williams Co.	2,000	87,980
		262,414

Industrial - Distribution — 0.2%
Grainger (W.W.), Inc.	800	49,816

Industrial - Diversified — 1.2%
3M Co.	200	17,138
Danaher Corp. (†)	1,700	90,797
Illinois Tool Works, Inc. (†)	1,800	161,154
		269,089

Information Retrieval Services — 0.4%
Google, Inc. Cl. A (*) (†)	200	36,102
Yahoo!, Inc. (*)	1,300	44,070
		80,172

Insurance — 2.7%
Aetna, Inc.	3,000	224,850
AFLAC, Inc.	1,200	44,712
Ambac Financial Group, Inc.	900	67,275
American International Group, Inc.	1,600	88,656
Marsh & McLennan Companies, Inc.	2,200	66,924
Radian Group, Inc.	1,000	47,740
WellPoint, Inc. (*)	500	62,675
		602,832

Lodging — 0.8%
Marriott International, Inc. Cl. A	1,700	113,662
MGM Mirage (*)	400	28,328
Starwood Hotels & Resorts Worldwide, Inc.	600	36,018
		178,008

4

Machinery & Components — 1.0%
Baker Hughes, Inc. (†)	1,200	$53,388
Caterpillar, Inc.	300	27,432
FMC Technologies, Inc. (*)	600	19,908
Grant Prideco, Inc. (*)	600	14,496
Smith International, Inc.	1,700	106,641
		221,865

Manufacturing — 0.8%
American Standard Companies, Inc.	3,000	139,440
Avery Dennison Corp.	500	30,965
		170,405

Medical Supplies — 2.3%
Bard (C.R.), Inc.	1,520	103,482
Bausch & Lomb, Inc. (†)	600	43,980
Becton, Dickinson & Co.	1,600	93,472
Biomet, Inc.	600	21,780
Guidant Corp.	1,800	133,020
Stryker Corp.	600	26,766
Zimmer Holdings, Inc. (*) (†)	1,100	85,591
		508,091

Metals & Mining — 0.8%
Nucor Corp.	2,800	161,168
Precision Castparts Corp.	200	15,402
		176,570

Pharmaceuticals — 13.6%
AmerisourceBergen Corp. (†)	1,500	85,935
Cardinal Health, Inc.	800	44,640
Charles River Laboratories International, Inc. (*)	400	18,816
Hospira, Inc. (*)	300	9,681
Johnson & Johnson	22,700	1,524,532
McKesson Corp.	1,500	56,625
Merck & Co., Inc.	16,600	537,342
Pfizer, Inc.	28,300	743,441
		3,021,012

Prepackaged Software — 3.0%
Adobe Systems, Inc. (†)	3,800	255,246
Microsoft Corp.	6,900	166,773
Oracle Corp. (*)	8,800	109,824
Symantec Corp. (*)	6,000	127,980
Tibco Software, Inc. (*)	1,300	9,685
		669,508

Real Estate — 0.2%
The St. Joe Co.	600	40,380

Restaurants — 1.3%
Applebee’s International, Inc. (†)	2,450	67,522

5

Brinker International, Inc. (*)	1,500	$54,330
McDonald’s Corp.	700	21,798
Outback Steakhouse, Inc. (†)	2,000	91,580
Yum! Brands, Inc.	1,000	51,810
		287,040

Retail — 11.3%
AutoZone, Inc. (*)	300	25,710
Bed Bath & Beyond, Inc. (*)	4,800	175,392
Costco Wholesale Corp.	600	26,508
Dollar General Corp.	3,200	70,112
Dollar Tree Stores, Inc. (*) (†)	3,000	86,190
Family Dollar Stores, Inc.	800	24,288
The Home Depot, Inc.	27,200	1,040,128
Lowe’s Companies, Inc.	6,000	342,540
MSC Industrial Direct Co. Cl. A	700	21,392
Pier 1 Imports, Inc. (†)	1,600	29,168
Staples, Inc.	1,300	40,859
Target Corp.	3,900	195,078
TJX Companies, Inc.	4,500	110,835
Walgreen Co. (†)	4,300	191,006
Wal-Mart Stores, Inc.	2,500	125,275
		2,504,481

Telephone Utilities — 1.2%
Verizon Communications, Inc.	7,200	255,600

Tobacco — 4.6%
Altria Group, Inc.	15,500	1,013,545

Transportation — 1.7%
CNF, Inc.	900	42,111
Expeditors International of Washington, Inc. (†)	2,200	117,810
FedEx Corp.	1,000	93,950
J.B. Hunt Transport Services, Inc.	1,400	61,278
Landstar System, Inc. (*)	400	13,100
Polaris Industries, Inc. (†)	200	14,046
Robinson (C.H.) Worldwide, Inc. (†)	700	36,071
		378,366

TOTAL EQUITIES
(Cost $20,574,397)		21,889,560

RIGHTS - 0.0%
Computers & Information
Seagate Technology (*) (††)	11,100	—

TOTAL RIGHTS
(Cost $0)		—

6

WARRANTS - 0.0%
Communications
Lucent Technologies, Inc. Warrants, Expires 12/10/2007 (*)		71	$48

TOTAL WARRANTS
(Cost $0)			48

TOTAL LONG TERM INVESTMENTS
(Cost $20,574,397)			21,889,608

		Principal
		Amount
SHORT-TERM INVESTMENTS — 11.3%
Cash Equivalents — 9.3% (**)
Bank of America Bank Note
2.540%	06/01/2005	$62,926	62,926
Bank of America Bank Note
2.770%	04/18/2005	33,883	33,883
Bank of America Bank Note
2.800%	06/09/2005	33,884	33,884
Bank of America Bank Note
2.820%	05/16/2005	48,405	48,405
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	19,363	19,363
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	24,311	24,311
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	48,405	48,405
BGI Institutional Money Market Fund		193,620	193,620
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	33,883	33,883
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	24,032	24,032
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	65,404	65,404
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	96,810	96,810
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	66,299	66,299
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	24,203	24,203
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	96,810	96,810
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	33,944	33,944
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	67,579	67,579
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	48,405	48,405
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	34,166	34,166

7

Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	$62,926	$62,926
Freddie Mac Discount Note
2.728%	05/02/2005	24,916	24,916
Freddie Mac Discount Note
2.740%	05/03/2005	55,182	55,182
General Electric Capital Corp.
2.646%	04/04/2005	23,063	23,063
General Electric Capital Corp.
2.656%	04/04/2005	67,105	67,105
Goldman Sachs Financial Square Prime Obligations Fund		22,082	22,082
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	58,086	58,086
Merrill Lynch Premier Institutional Money Market Fund		46,169	46,169
Merrimac Cash Fund, Premium Class		98,657	98,657
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	96,810	96,810
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	26,411	26,411
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	48,405	48,405
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	96,810	96,810
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	33,883	33,883
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	26,721	26,721
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	16,405	16,405
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	33,883	33,883
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	66,208	66,208
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	36,304	36,304
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	14,597	14,597
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	6,934	6,934
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	44,051	44,051
			2,061,940

Repurchase Agreement — 2.0%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)		441,967	441,967

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			2,503,907

8

TOTAL INVESTMENTS — 110.1%
(Cost $23,078,304) (***)	$24,393,515

Other Assets/(Liabilities) — (10.1%)	(2,235,001)

NET ASSETS — 100.0%	$22,158,514

Notes to Portfolio of Investments

(*)                          Non-income producing security.

(**)                   Represents investments of security lending collateral. (Note 2).

(***)            See Note 3 for aggregate cost for Federal tax purposes.

(†)                           Denotes all or a portion of security on loan.

(††)                     This security is valued in good faith under procedures established by the board of directors.

(a)                           Maturity value of $441,992.  Collateralized by U.S. Government Agency obligation with a rate of 5.09%, maturity date of 08/25/2029, and an aggregate market value, including accrued interest, of $464,066.

The accompanying notes are an integral part of the financial statements.

9

MML OTC 100 Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 97.6%
Advertising — 0.3%
Lamar Advertising Co. (*)	678	$27,317

Apparel, Textiles & Shoes — 0.3%
Ross Stores, Inc.	1,151	33,540

Automotive & Parts — 1.1%
Paccar, Inc.	1,550	112,205

Broadcasting, Publishing & Printing — 4.4%
Comcast Corp. Cl. A (*)	7,580	256,052
IAC/InterActiveCorp (*)	5,708	127,117
Liberty Media International, Inc. Cl. A (*)	1,385	60,580
		443,749

Commercial Services — 6.2%
Apollo Group, Inc. Cl. A (*)	1,483	109,831
Career Education Corp. (*)	830	28,436
Cintas Corp.	1,641	67,790
eBay, Inc. (*)	7,985	297,521
Fastenal Co.	578	31,969
Paychex, Inc.	2,858	93,800
		629,347

Communications — 13.6%
EchoStar Communications Corp. Cl. A	1,776	51,948
Juniper Networks, Inc. (*)	2,845	62,761
Network Appliance, Inc. (*)	3,048	84,308
Nextel Communications, Inc. Cl. A (*)	11,131	316,343
NTL, Inc. (*)	762	48,517
Qualcomm, Inc.	15,802	579,143
Research In Motion Limited (*)	1,506	115,088
Sirius Satellite Radio, Inc. (*)	10,888	61,191
Tellabs, Inc. (*)	2,168	15,826
XM Satellite Radio Holdings, Inc. Cl. A (*)	1,732	54,558
		1,389,683

Communications Equipment — 0.4%
Ericsson (LM) Cl. B Sponsored ADR (Sweden) (*)	1,313	37,027

Computer Integrated Systems Design — 1.2%
Autodesk, Inc.	1,904	56,663
Sun Microsystems, Inc. (*)	11,698	47,260
Synopsys, Inc. (*)	1,066	19,295
		123,218

Computer Programming Services — 1.3%
Cognizant Technology Solutions Corp. (*)	1,032	47,678
Mercury Interactive Corp. (*)	718	34,019
VeriSign, Inc. (*)	1,902	54,587
		136,284

1

Computers & Information — 10.8%
Apple Computer, Inc. (*)	9,074	$378,114
CDW Corp.	688	38,996
Cisco Systems, Inc. (*)	18,384	328,890
Comverse Technology, Inc. (*)	1,634	41,209
Dell, Inc. (*)	7,202	276,701
Sandisk Corp. (*)	1,190	33,082
		1,096,992

Containers — 0.3%
Smurfit-Stone Container Corp.	1,982	30,662

Data Processing & Preparation — 0.8%
Fiserv, Inc. (*)	1,928	76,734

Electrical Equipment & Electronics — 14.2%
Altera Corp. (*)	4,169	82,463
American Power Conversion Corp.	1,531	39,974
ATI Technologies, Inc. (*)	1,971	34,019
Broadcom Corp. Cl. A (*)	1,984	59,361
Flextronics International Limited (*)	4,884	58,803
Garmin Limited	799	37,010
Intel Corp.	17,359	403,250
Intersil Corp. Cl. A	1,210	20,957
JDS Uniphase Corp. (*)	13,090	21,860
Kla-Tencor Corp. (*)	1,897	87,281
Linear Technology Corp.	3,268	125,197
Marvell Technology Group Limited (*)	2,081	79,786
Maxim Integrated Products, Inc.	3,645	148,971
Microchip Technology, Inc.	1,372	35,686
Molex, Inc.	787	20,745
Novellus Systems, Inc.	1,135	30,339
Qlogic Corp. (*)	746	30,213
Sanmina-SCI Corp. (*)	4,448	23,219
Xilinx, Inc.	3,681	107,596
		1,446,730

Foods — 2.2%
Starbucks Corp. (*)	4,424	228,544

Healthcare — 0.8%
Express Scripts, Inc. (*)	522	45,513
Lincare Holdings, Inc. (*)	771	34,101
		79,614

Information Retrieval Services — 1.8%
Yahoo!, Inc. (*)	5,300	179,670

Internet Content — 0.2%
BEA Systems, Inc. (*)	2,970	23,671

Lodging — 0.6%
Wynn Resorts Limited (*)	851	57,647

2

Manufacturing — 1.4%
Applied Materials, Inc. (*)	6,867	$111,589
Lam Research Corp. (*)	1,149	33,160
		144,749

Medical Supplies — 1.8%
Biomet, Inc.	2,709	98,337
Dentsply International, Inc.	617	33,571
Patterson Cos., Inc. (*)	1,049	52,398
		184,306

Miscellaneous — 0.4%
Nasdaq-100 Index Tracking Stock	1,248	45,614

Pharmaceuticals — 9.4%
Amgen, Inc. (*)	4,676	272,190
Biogen Idec, Inc. (*)	2,887	99,630
Chiron Corp. (*)	2,081	72,960
Genzyme Corp. (*)	2,484	142,184
Gilead Sciences, Inc. (*)	3,394	121,505
Invitrogen Corp. (*)	386	26,711
Medimmune, Inc. (*)	2,119	50,453
Millennium Pharmaceuticals, Inc. (*)	2,678	22,549
Sigma-Aldrich Corp.	528	32,340
Teva Pharmaceutical Sponsored ADR (Israel)	3,638	112,778
		953,300

Prepackaged Software — 16.2%
Adobe Systems, Inc.	1,906	128,026
Check Point Software Technologies Limited (*)	2,025	44,023
Citrix Systems, Inc. (*)	1,603	38,183
Electronic Arts, Inc. (*)	2,472	128,000
Intuit, Inc. (*)	1,860	81,412
Microsoft Corp.	29,809	720,483
Oracle Corp. (*)	17,343	216,441
Pixar, Inc. (*)	463	45,166
Siebel Systems, Inc. (*)	4,746	43,331
Symantec Corp. (*)	5,907	125,996
Veritas Software Corp. (*)	3,443	79,946
		1,651,007

Retail — 5.1%
Bed Bath & Beyond, Inc. (*)	3,240	118,390
Costco Wholesale Corp.	1,981	87,521
Dollar Tree Stores, Inc. (*)	865	24,851
Petsmart, Inc.	1,151	33,091
Sears Holdings Corp. (*)	1,329	176,983
Staples, Inc.	2,649	83,258
		524,094

Retail - Grocery — 0.5%
Whole Foods Market, Inc.	504	51,473

3

Retail - Internet — 0.7%
Amazon.com, Inc. (*)	2,166	$74,229

Telephone Utilities — 0.8%
Level 3 Communications, Inc. (*)	5,554	11,441
MCI, Inc.	2,787	69,452
		80,893

Transportation — 0.8%
Expeditors International of Washington, Inc.	834	44,661
Robinson (C.H.) Worldwide, Inc.	672	34,628
		79,289

TOTAL EQUITIES
(Cost $8,978,725)		9,941,588

	Principal
	Amount
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.1%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)	$213,255	213,255

U.S. Treasury Bills — 0.5%
U.S. Treasury Bill (**)
2.805% 07/14/2005	50,000	49,595

TOTAL SHORT-TERM INVESTMENTS
(Cost $262,850)		262,850

TOTAL INVESTMENTS — 100.2%
(Cost $9,241,575) (***)		$10,204,438

Other Assets/(Liabilities) — (0.2%)		(19,526)

NET ASSETS — 100.0%		$10,184,912

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                          Non-income producing security.

(**)                   This security is held as collateral for open futures contracts.  (Note 2).

(***)            See Note 3 for aggregate cost for Federal tax purposes.

(a)                           Maturity value of $213,267. Collateralized by a U.S. Government Agency obligation with a rate of 5.125%, maturity date of 11/25/2027 and an aggregate market value, including accrued interest, of $223,918.

The accompanying notes are an integral part of the financial statements.

4

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 93.0%
Air Transportation — 1.1%
SkyWest, Inc. (†)	56,800	$1,055,912

Apparel, Textiles & Shoes — 1.9%
Carter’s, Inc. (*) (†)	44,900	1,784,775

Banking, Savings & Loans — 9.0%
Alabama National Bancorp	5,900	365,151
First Republic Bank	67,650	2,189,830
First State Bancorp	22,600	383,635
Hanmi Financial Corp.	82,600	1,367,030
Pacific Capital Bancorp	69,554	2,071,318
UMB Financial Corp.	16,000	910,720
Webster Financial Corp.	27,480	1,247,867
		8,535,551

Broadcasting, Publishing & Printing — 2.8%
Gray Television, Inc.	107,100	1,549,737
Lin TV Corp. Cl. A (*)	66,800	1,130,924
		2,680,661

Chemicals — 2.9%
MacDermid, Inc.	42,700	1,387,750
Spartech Corp.	67,500	1,339,875
		2,727,625

Commercial Services — 7.6%
ADVO, Inc.	56,100	2,100,945
Arbitron, Inc.	57,800	2,479,620
G&K Services, Inc. Cl. A	43,100	1,736,499
Wright Express Corp. (*)	49,000	837,900
		7,154,964

Cosmetics & Personal Care — 0.6%
Revlon, Inc. Cl. A (*)	193,500	557,280

Electrical Equipment & Electronics — 8.8%
Baldor Electric Co.	56,500	1,458,265
Cognex Corp.	47,300	1,176,824
Micrel, Inc. (*)	136,400	1,257,608
Mykrolis Corp. (*)	143,400	2,050,620
Teleflex, Inc. (†)	46,600	2,384,988
		8,328,305

Energy — 6.3%
Headwaters, Inc. (*) (†)	45,400	1,490,028
Rowan Companies, Inc.	36,100	1,080,473
Unit Corp. (*)	33,400	1,508,678
W-H Energy Services, Inc. (*)	77,200	1,847,396
		5,926,575

1

Financial Services — 9.3%
Chittenden Corp.	71,350	$1,860,095
Eaton Vance Corp.	123,000	2,883,120
Fidelity Bankshares, Inc.	55,650	1,278,837
GFI Group, Inc. (*)	1,100	29,513
Jefferies Group, Inc. (†)	51,000	1,921,680
Piper Jaffray Cos. (*)	22,200	812,298
		8,785,543

Home Construction, Furnishings & Appliances — 2.0%
Fossil, Inc. (*)	72,350	1,875,674

Household Products — 1.6%
Trex Company, Inc. (*) (†)	33,200	1,474,412

Industrial - Diversified — 1.7%
Carlisle Companies, Inc. (†)	23,500	1,639,595

Insurance — 6.2%
The Commerce Group, Inc.	25,900	1,605,282
HCC Insurance Holdings, Inc.	50,500	1,826,080
IPC Holdings Limited	37,000	1,453,360
LabOne, Inc. (*)	27,700	955,096
		5,839,818

Machinery & Components — 13.2%
Actuant Corp. Cl. A (*)	33,500	1,504,820
Global Power Equipment Group, Inc. (*) (†)	202,800	1,942,824
Helix Technology Corp.	101,400	1,568,658
IDEX Corp.	56,300	2,271,705
Kaydon Corp. (†)	60,700	1,905,980
Roper Industries, Inc.	49,200	3,222,600
		12,416,587

Medical Supplies — 4.6%
Coherent, Inc. (*)	58,900	1,988,464
Dionex Corp. (*)	28,500	1,553,250
Mine Safety Appliances Co.	21,900	848,406
		4,390,120

Metals & Mining — 0.2%
Foundation Coal Holdings, Inc. (†)	6,400	150,464

Pharmaceuticals — 2.7%
Taro Pharmaceutical Industries Limited (*) (†)	37,400	1,180,344
Valeant Pharmaceuticals International (†)	62,200	1,400,744
		2,581,088

Prepackaged Software — 1.1%
Dendrite International, Inc. (*)	71,100	998,244

Restaurants — 1.4%
RARE Hospitality International, Inc. (*)	42,000	1,296,960

2

Retail — 1.5%
Coldwater Creek, Inc. (*)	75,600	$1,397,088

Telephone Utilities — 0.1%
Iowa Telecommunications Services, Inc.	6,900	134,550

Transportation — 6.4%
Heartland Express, Inc.	115,415	2,210,197
Landstar System, Inc. (*)	74,000	2,423,500
Robinson (C.H.) Worldwide, Inc. (†)	26,700	1,375,851
		6,009,548

TOTAL EQUITIES
(Cost $66,202,422)		87,741,339

		Principal Amount
SHORT-TERM INVESTMENTS — 23.4%
Cash Equivalents — 16.0% (**)
Bank of America Bank Note
2.540%	06/01/2005	$461,226	461,226
Bank of America Bank Note
2.770%	04/18/2005	248,353	248,353
Bank of America Bank Note
2.800%	06/09/2005	248,353	248,353
Bank of America Bank Note
2.820%	05/16/2005	354,789	354,789
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	141,916	141,916
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	178,193	178,193
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	354,789	354,789
BGI Institutional Money Market Fund		1,419,158	1,419,158
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	248,353	248,353
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	176,144	176,144
Calyon Eurodollar Time Deposit
2.770%	04/28/2005	479,384	479,384
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	709,579	709,579
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	485,949	485,949
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	177,395	177,395
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	709,579	709,579
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	248,793	248,793
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	495,327	495,327

3

Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	$354,789	$354,789
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	250,425	250,425
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	461,226	461,226
Freddie Mac Discount Note
2.728%	05/02/2005	182,626	182,626
Freddie Mac Discount Note
2.740%	05/03/2005	404,460	404,460
General Electric Capital Corp.
2.646%	04/04/2005	169,042	169,042
General Electric Capital Corp.
2.656%	04/04/2005	491,853	491,853
Goldman Sachs Financial Square Prime Obligations Fund		161,854	161,854
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	425,747	425,747
Merrill Lynch Premier Institutional Money Market Fund		338,400	338,400
Merrimac Cash Fund, Premium Class		723,116	723,116
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	709,579	709,579
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	193,580	193,580
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	354,789	354,789
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	709,579	709,579
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	248,353	248,353
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	195,856	195,856
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	120,240	120,240
UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	248,353	248,353
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	485,277	485,277
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	266,092	266,092
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	106,990	106,990
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	50,826	50,826
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	322,876	322,876
			15,113,208

4

Repurchase Agreement — 7.4%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)	$6,981,297	$6,981,297

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)		22,094,505

TOTAL INVESTMENTS — 116.4%
(Cost $88,296,927) (***)		$109,835,844
		(15,508,442)
Other Assets/(Liabilities) — (16.4%)

NET ASSETS — 100.0%		$94,327,402

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Denotes all or a portion of security on loan.

(a)                                  Maturity value of $6,981,688. Collaterized by U.S. Government Agency obligations with a rate of 6.125%, maturity date of 01/25/2017, and an aggregate market value, including accrued interest, of $7,330,362.

The accompanying notes are an integral part of the financial statements.

5

MML Small Company Opportunities Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 90.7%
Air Transportation — 1.6%
Republic Airways Holdings, Inc. (*)	79,800	$997,500

Banking, Savings & Loans — 7.1%
Enterprise Financial Services Corp.	7,400	140,600
Financial Institutions, Inc.	22,400	443,744
First Republic Bank	45,900	1,485,783
First State Bancorp	48,400	821,590
Preferred Bank/Los Angeles, CA	3,100	123,690
Sterling Bancorp-NY	56,202	1,364,023
		4,379,430

Broadcasting, Publishing & Printing — 1.6%
Saga Communications, Inc. Cl. A (*)	61,575	991,357

Building Materials & Construction — 0.9%
Merge Technologies, Inc. (*) (†)	32,879	577,026

Chemicals — 0.0%
American Vanguard Corp.	100	4,487

Commercial Services — 11.7%
Ambassadors Group, Inc.	46,700	1,560,714
American Bank Note Holographics, Inc. (*)	65,900	237,240
Casella Waste Systems, Inc. Cl. A (*)	54,500	721,035
Clean Harbors, Inc. (*) (†)	39,800	729,932
iPayment, Inc. (*)	20,000	844,000
Lo-Jack Corp. (*)	60,800	837,216
Multi-Color Corp.	31,200	609,648
On Assignment, Inc. (*)	186,600	951,660
Team, Inc. (*)	38,700	774,000
		7,265,445

Computer Integrated Systems Design — 2.4%
Ansoft Corp. (*)	41,600	1,122,368
SI International, Inc. (*)	14,300	395,109
		1,517,477

Data Processing & Preparation — 1.4%
HMS Holdings Corp. (*)	121,000	895,400

Electrical Equipment & Electronics — 14.0%
Actel Corp. (*)	39,100	601,358
Axsys Technologies, Inc. (*)	47,550	1,067,973
AZZ, Inc. (*)	61,500	1,116,225
Bel Fuse, Inc. Cl. B	24,300	736,290
The Eastern Co.	50,200	1,109,420
LaBarge, Inc. (*)	35,300	462,077
Mykrolis Corp. (*)	54,500	779,350
Nu Horizons Electronics Corp. (*)	114,788	820,734
Ultralife Batteries, Inc. (*)	88,500	1,515,120
ZiLOG, Inc. (*)	94,150	484,873
		8,693,420

1

Energy — 1.9%
RPC, Inc.	75,750	$1,150,643

Entertainment & Leisure — 4.0%
Pinnacle Entertainment, Inc. (*)	74,400	1,242,480
Steinway Musical Instruments, Inc. (*)	42,000	1,258,320
		2,500,800

Financial Services — 2.1%
Boston Private Financial Holdings, Inc. (†)	53,700	1,275,375

Healthcare — 3.6%
Bio-Imaging Technologies, Inc. (*)	114,300	342,900
Bio-Reference Labs, Inc. (*)	72,600	1,010,592
CorVel Corp. (*)	26,200	558,584
CryoLife, Inc. (*) (†)	46,800	289,692
		2,201,768

Heavy Machinery — 1.8%
Natural Gas Services Group, Inc. (*) (†)	98,900	1,086,911

Home Construction, Furnishings & Appliances — 3.4%
MITY Enterprises, Inc. (*)	40,886	613,290
Movado Group, Inc.	79,900	1,478,150
		2,091,440

Household Products — 0.1%
Charles & Colvard, Ltd. (*)	4,400	56,100

Insurance — 5.6%
Donegal Group, Inc. Cl. A	67,867	1,233,137
EMC Insurance Group, Inc.	30,700	585,142
National Interstate Corp. (*)	9,100	152,880
Safety Insurance Group, Inc.	49,300	1,526,328
		3,497,487

Machinery & Components — 0.3%
Met-Pro Corp.	15,366	210,514

Medical Supplies — 5.3%
ADE Corp. (*)	28,800	639,360
Excel Technology, Inc. (*)	24,183	594,418
II-VI, Inc. (*)	44,600	777,824
Measurement Specialties, Inc. (*)	12,400	285,200
MTS Medication Technologies, Inc. (*)	30,300	189,375
Neogen Corp. (*)	56,155	830,027
		3,316,204

2

Metals & Mining — 1.7%
Gibraltar Industries, Inc.	46,750	$1,025,695

Prepackaged Software — 3.6%
CCC Information Services Group, Inc. (*)	27,300	623,805
Moldflow Corp. (*)	100,400	1,605,396
		2,229,201

Real Estate — 1.2%
United Capital Corp. (*)	29,500	720,980

Retail — 4.8%
Big 5 Sporting Goods Corp.	49,800	1,230,060
Haverty Furniture Companies, Inc.	38,500	587,125
Sportsman’s Guide, Inc. (*)	44,700	1,168,458
		2,985,643

Transportation — 10.6%
Knight Transportation, Inc.	36,525	901,072
Marine Products Corp.	63,500	1,067,435
Marten Transport Ltd. (*)	65,950	1,406,714
Old Dominion Freight Line, Inc. (*)	53,400	1,663,410
Pegasus Solutions, Inc. (*)	37,844	447,316
Portec Rail Products, Inc.	79,200	990,000
Universal Truckload Services, Inc. (*)	4,700	99,170
		6,575,117

TOTAL EQUITIES
(Cost $47,809,120)		56,245,420

		Principal Amount
SHORT-TERM INVESTMENTS — 14.3%
Cash Equivalents — 5.8% (**)
Bank of America Bank Note
2.540%	06/01/2005	$110,236	110,236
Bank of America Bank Note
2.770%	04/18/2005	59,357	59,357
Bank of America Bank Note
2.800%	06/09/2005	59,357	59,357
Bank of America Bank Note
2.820%	05/16/2005	84,796	84,796
Barclays Eurodollar Time Deposit
2.785%	04/22/2005	33,919	33,919
Barclays Eurodollar Time Deposit
2.785%	04/25/2005	42,589	42,589
Barclays Eurodollar Time Deposit
2.950%	06/14/2005	84,796	84,796
BGI Institutional Money Market Fund		339,185	339,185
BNP Paribas Eurodollar Time Deposit
2.780%	04/19/2005	59,357	59,357
Calyon Eurodollar Time Deposit
2.770%	04/21/2005	42,099	42,099

3

Calyon Eurodollar Time Deposit
2.770%	04/28/2005	$114,575	$114,575
Canadian Imperial Bank of Commerce Bank Note
3.020%	05/18/2005	169,592	169,592
Citigroup Eurodollar Time Deposit
2.640%	04/01/2005	116,144	116,144
Citigroup Eurodollar Time Deposit
2.870%	06/06/2005	42,398	42,398
Citigroup Eurodollar Time Deposit
2.920%	06/14/2005	169,592	169,592
Den Danske Bank Eurodollar Time Deposit
2.844%	04/01/2005	59,462	59,462
Federal Home Loan Bank Discount Note
2.725%	04/22/2005	118,385	118,385
Fortis Bank Eurodollar Time Deposit
2.440%	04/14/2005	84,796	84,796
Fortis Bank Eurodollar Time Deposit
2.780%	04/26/2005	59,853	59,853
Fortis Bank Eurodollar Time Deposit
2.800%	04/06/2005	110,236	110,236
Freddie Mac Discount Note
2.728%	05/02/2005	43,648	43,648
Freddie Mac Discount Note
2.740%	05/03/2005	96,668	96,668
General Electric Capital Corp.
2.646%	04/04/2005	40,402	40,402
General Electric Capital Corp.
2.656%	04/04/2005	117,555	117,555
Goldman Sachs Financial Square Prime Obligations Fund		38,684	38,684
Keybank Eurodollar Time Deposit
2.844%	04/01/2005	101,756	101,756
Merrill Lynch Premier Institutional Money Market Fund		80,879	80,879
Merrimac Cash Fund, Premium Class		172,828	172,828
Morgan Stanley Dean Witter & Co.
2.955%	07/19/2005	169,592	169,592
Rabobank Nederland Eurodollar Time Deposit
2.750%	04/27/2005	46,267	46,267
Royal Bank of Canada Eurodollar Time Deposit
2.790%	04/29/2005	84,796	84,796
Royal Bank of Scotland Eurodollar Time Deposit
2.800%	05/02/2005	169,592	169,592
The Bank of the West Eurodollar Time Deposit
2.790%	04/22/2005	59,357	59,357
Toronto Dominion Bank Eurodollar Time Deposit
2.840%	05/09/2005	46,811	46,811
Toronto Dominion Bank Eurodollar Time Deposit
3.010%	06/24/2005	28,738	28,738

4

UBS AG Eurodollar Time Deposit
2.805%	05/03/2005	$59,357	$59,357
Wells Fargo Eurodollar Time Deposit
2.760%	04/07/2005	115,983	115,983
Wells Fargo Eurodollar Time Deposit
2.780%	04/20/2005	63,597	63,597
Wells Fargo Eurodollar Time Deposit
2.780%	04/21/2005	25,571	25,571
Wells Fargo Eurodollar Time Deposit
2.790%	04/12/2005	12,148	12,148
Wells Fargo Eurodollar Time Deposit
2.800%	05/05/2005	77,169	77,169
			3,612,122

Repurchase Agreement — 8.5%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)		5,234,313	5,234,313

TOTAL SHORT-TERM INVESTMENTS
(At Amortized Cost)			8,846,435

TOTAL INVESTMENTS — 105.0%
(Cost $56,655,555) (***)			$65,091,855

Other Assets/(Liabilities) — (5.0%)			(3,115,676)

NET ASSETS — 100.0%			$61,976,179

Notes to Portfolio of Investments

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Denotes all or a portion of security on loan.

(a)                                  Maturity value of $5,234,607. Collateralized by U.S. Government Agency obligation with a rate of 5.795%, maturity date of 03/25/2023, and an aggregate market value, including accrued interest, of $5,496,029.

The accompanying notes are an integral part of the financial statements.

5

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES - 84.0%
Advertising — 1.8%
Catalina Marketing Corp. (†)	7,400	$191,660
Getty Images, Inc. (*) (†)	13,175	936,874
		1,128,534

Air Transportation — 0.8%
Airtran Holdings, Inc. (*) (†)	26,300	238,015
AMR Corp. (*) (†)	11,300	120,910
Forward Air Corp.	1,740	74,089
Gol Linhas Aereas Inteligentes SA ADR (Brazil) (*)	2,770	69,610
		502,624

Apparel, Textiles & Shoes — 0.1%
Deckers Outdoor Corp. (*)	2,050	73,267

Automotive & Parts — 1.2%
American Axle & Manufacturing Holdings, Inc. (†)	7,700	188,650
LKQ Corp. (*)	21,172	424,922
United Auto Group, Inc.	1,600	44,528
Visteon Corp. (†)	20,600	117,626
		775,726

Banking, Savings & Loans — 3.9%
Advanta Corp. Cl. B	11,500	264,500
Amcore Financial, Inc.	6,290	177,692
City National Corp.	5,100	356,082
Financial Federal Corp.	25,725	909,893
Hancock Holding Co.	4,700	152,750
Providian Financial Corp. (*)	17,000	291,720
UMB Financial Corp.	2,500	142,300
Westcorp	5,000	211,250
		2,506,187

Beverages — 0.1%
Peet’s Coffee & Tea, Inc. (*)	2,830	69,759

Broadcasting, Publishing & Printing — 1.0%
Charter Communications, Inc. Cl. A (*) (†)	80,300	128,480
LodgeNet Entertainment Corp. (*)	10,500	197,820
Playboy Enterprises, Inc. Cl. B (*) (†)	15,700	202,530
TiVo, Inc. (*) (†)	25,200	130,284
		659,114

Building Materials & Construction — 0.2%
Eagle Materials, Inc.	1,290	104,413
Simpson Manufacturing Co., Inc.	1,160	35,844
		140,257

Chemicals — 2.0%
Cytec Industries, Inc.	4,925	267,181
Hercules, Inc. (*)	19,440	281,491

1

Minerals Technologies, Inc.	3,200	$210,496
The Scotts Co. Cl. A (*)	7,300	512,679
		1,271,847

Commercial Services — 6.5%
The Advisory Board Co. (*)	3,320	145,084
ADVO, Inc.	7,300	273,385
The Corporate Executive Board Co.	15,600	997,620
DiamondCluster International, Inc. Cl. A (*)	5,800	93,380
Exelixis, Inc. (*)	19,900	134,922
Harris Interactive, Inc. (*)	28,400	130,924
Incyte Corp. (*) (†)	24,000	163,920
ITT Educational Services, Inc. (*) (†)	21,450	1,040,325
Jacobs Engineering Group, Inc. (*)	1,550	80,476
Navigant Consulting, Inc. (*)	4,680	127,436
Opsware, Inc. (*)	41,230	212,747
Pharmaceutical Product Development, Inc. (*)	400	19,380
Strayer Education, Inc.	1,320	149,582
Universal Technical Institute, Inc. (*)	100	3,680
Vertrue, Inc. (*) (†)	9,750	345,540
Washington Group International, Inc. (*)	5,400	242,946
		4,161,347

Communications — 1.3%
American Tower Corp. Cl. A (*)	11,000	200,530
AudioCodes Limited (*)	3,690	41,549
Crown Castle International Corp. (*)	12,300	197,538
EFJ, Inc. (*)	5,370	44,195
Openwave Systems, Inc. (*)	300	3,657
Spectrasite, Inc. (*)	1,680	97,390
Westell Technologies, Inc. Cl. A (*)	44,300	244,093
		828,952

Computer Integrated Systems Design — 1.8%
Avid Technology, Inc. (*) (†)	13,000	703,560
F5 Networks, Inc. (*)	2,040	103,000
IDX Systems Corp. (*)	7,300	253,529
Websense, Inc. (*)	2,010	108,138
		1,168,227

Computer Programming Services — 0.1%
Macromedia, Inc. (*)	1,100	36,850

Computer Related Services — 3.1%
Acxiom Corp.	15,800	330,694
Checkfree Corp. (*) (†)	34,192	1,393,666
Ingram Micro, Inc. Cl. A (*)	15,700	261,719
		1,986,079

Computers & Information — 1.4%
Extreme Networks, Inc. (*)	33,300	196,137
Logitech International SA ADR (Switzerland) (*)	1,830	111,410
Scientific Games Corp. Cl. A (*)	26,150	597,527
		905,074

2

Containers — 0.3%
Pactiv Corp. (*)	9,500	$221,825

Cosmetics & Personal Care — 0.3%
Nu Skin Enterprises, Inc. Cl. A	8,400	189,084

Data Processing & Preparation — 2.1%
The BISYS Group, Inc. (*)	14,000	219,520
CSG Systems International, Inc. (*)	2,500	40,725
Factset Research Systems, Inc. (†)	33,362	1,101,280
		1,361,525

Electrical Equipment & Electronics — 5.2%
Aeroflex, Inc. (*)	4,190	39,093
Agere Systems, Inc. Cl. A (*)	173,900	248,677
Benchmark Electronics, Inc. (*)	5,800	184,614
Cree, Inc. (*) (†)	23,150	503,512
ESCO Technologies, Inc. (*)	1,040	83,564
FuelCell Energy, Inc. (*) (†)	15,300	152,694
Gentex Corp. (†)	20,400	650,760
MEMC Electronic Materials, Inc. (*)	8,000	107,600
Microsemi Corp. (*)	4,120	67,115
Moog, Inc. Cl. A (*)	7,270	328,604
ON Semiconductor Corp. (*)	55,700	220,015
Semtech Corp. (*)	3,810	68,085
Sigmatel, Inc. (*)	1,140	42,670
Visx, Inc. (*)	28,900	677,416
		3,374,419

Energy — 4.9%
Arch Coal, Inc.	2,730	117,417
Cabot Oil & Gas Corp. Cl. A	1,800	99,270
CAL Dive International, Inc. (*)	2,600	117,780
Comstock Resources, Inc. (*)	2,900	83,346
Grey Wolf, Inc. (*)	58,600	385,588
Newfield Exploration Co. (*) (†)	12,450	924,537
Patina Oil & Gas Corp.	1,900	76,000
Premcor, Inc.	2,500	149,200
Pride International, Inc. (*)	4,210	104,576
Range Resources Corp.	4,220	98,579
Stolt Offshore SA Sponsored ADR (United Kingdom) (*)	10,860	85,360
TETRA Technologies, Inc. (*)	9,000	255,960
UGI Corp.	5,500	249,810
Vintage Petroleum, Inc.	10,400	327,184
Whiting Petroleum Corp. (*)	2,720	110,922
		3,185,529

Entertainment & Leisure — 0.3%
Churchill Downs, Inc.	4,400	174,196

Financial Services — 1.4%
Affiliated Managers Group, Inc. (*) (†)	4,520	280,376
IndyMac Bancorp, Inc.	5,800	197,200

3

Investment Technology Group, Inc. (*)	10,150	$177,625
Nasdaq Stock Market Inc/The (*)	6,800	72,760
optionsXpress Holdings, Inc. (*)	980	15,866
Ventas, Inc.	7,400	184,704
		928,531

Foods — 1.7%
The J.M. Smucker Co. (†)	14,950	751,985
Panera Bread Co. Cl. A (*) (†)	5,950	336,354
		1,088,339

Healthcare — 9.0%
Allscripts Healthcare Solutions, Inc. (*) (†)	48,329	691,105
American Healthways, Inc. (*) (†)	29,700	980,694
AmSurg Corp. (*)	33,450	846,285
Genesis HealthCare Corp. (*)	11,630	498,811
Human Genome Sciences, Inc. (*)	22,000	202,840
Humana, Inc. (*)	9,700	309,818
Manor Care, Inc.	8,500	309,060
Matria Healthcare, Inc. (*) (†)	9,200	282,532
Odyssey Healthcare, Inc. (*)	37,100	436,296
Psychiatric Solutions, Inc. (*)	6,200	285,200
Symbion, Inc. (*)	4,150	88,686
Triad Hospitals, Inc. (*)	11,540	578,154
VCA Antech, Inc. (*)	15,250	308,508
		5,817,989

Heavy Machinery — 0.6%
Bucyrus International, Inc. Cl. A	9,200	359,352

Home Construction, Furnishings & Appliances — 1.7%
Fossil, Inc. (*)	26,000	674,050
Furniture Brands International, Inc. (†)	9,225	201,197
Standard-Pacific Corp.	1,230	88,794
Tempur-Pedic International, Inc. (*)	5,470	102,070
		1,066,111

Household Products — 0.4%
Ferro Corp.	8,900	167,498
Jarden Corp. (*)	2,140	98,183
		265,681

Information Retrieval Services — 1.9%
Agile Software Corp. (*)	27,940	203,403
CoStar Group, Inc. (*) (†)	18,600	685,410
Intergraph Corp. (*) (†)	11,450	329,875
		1,218,688

Insurance — 1.1%
AMERIGROUP Corp. (*)	2,730	99,809
Arch Capital Group Limited (*)	1,680	67,267
Aspen Insurance Holdings Limited	8,200	206,722
HealthExtras, Inc. (*)	3,610	60,107

4

Platinum Underwriters Holdings Limited	1,800	$53,460
Reinsurance Group of America, Inc.	4,500	191,610
		678,975

Internet Software — 0.1%
webMethods, Inc. (*)	8,800	48,224

Lodging — 2.1%
Aztar Corp. (*)	6,400	182,784
La Quinta Corp. (*)	39,550	336,175
Vail Resorts, Inc. (*)	32,100	810,525
		1,329,484

Machinery & Components — 2.0%
Agco Corp. (*)	7,200	131,400
Chicago Bridge & Iron Co. NV	14,700	647,241
Global Power Equipment Group, Inc. (*) (†)	20,700	198,306
Techtronic Industries Co. Sponsored ADR (Hong Kong)	30,490	337,177
		1,314,124

Manufacturing — 0.1%
Stewart & Stevenson Services Corp.	3,500	80,115

Medical Supplies — 2.0%
Arrow International, Inc.	8,970	308,120
CONMED Corp. (*) (†)	7,500	225,900
CTI Molecular Imaging, Inc. (*)	11,700	237,159
Foxhollow Technologies, Inc. (*)	1,010	28,482
Hologic, Inc. (*)	2,690	85,744
Kensey Nash Corp. (*) (†)	7,300	197,684
PSS World Medical, Inc. (*)	16,800	191,016
		1,274,105

Metals & Mining — 1.1%
Carpenter Technology	4,310	256,057
Century Aluminum Co. (*)	6,290	190,335
Precision Castparts Corp.	3,300	254,133
		700,525

Miscellaneous — 0.2%
Corrections Corp. of America (*)	3,120	120,432

Pharmaceuticals — 3.6%
Abgenix, Inc. (*)	22,110	154,770
Alkermes, Inc. (*) (†)	17,810	184,868
Amylin Pharmaceuticals, Inc. (*) (†)	13,220	231,218
Angiotech Pharmaceuticals, Inc. (*)	11,600	178,060
Atherogenics, Inc. (*)	2,270	29,714
Encysive Pharmaceuticals, Inc. (*)	5,340	54,575
ICOS Corp. (*)	2,600	58,396
Impax Laboratories, Inc. (*)	4,990	79,840
Martek Biosciences Corp. (*) (†)	18,200	1,059,058
The Medicines Co. (*) (†)	10,540	238,836
NPS Pharmaceuticals, Inc. (*)	2,700	34,074
Salix Pharmaceuticals Limited (*)	2,670	44,028
		2,347,437

5

Prepackaged Software — 8.1%
Blackboard, Inc. (*) (†)	22,900	$399,376
Cerner Corp. (*) (†)	18,125	951,744
Dendrite International, Inc. (*)	52,150	732,186
Emageon, Inc. (*)	1,600	28,736
EPIQ Systems, Inc. (*)	16,440	213,391
Hyperion Solutions Corp. (*)	4,800	211,728
MicroStrategy, Inc. Cl. A (*)	9,700	526,419
Motive, Inc. (*)	13,700	137,000
NAVTEQ Corp. (*)	1,060	45,951
Red Hat, Inc. (*) (†)	19,200	209,472
Salesforce.com, Inc. (*)	5,620	84,244
Seebeyond Technology Corp. (*)	59,100	186,756
Serena Software, Inc. (*)	5,300	125,928
Take-Two Interactive Software, Inc. (*) (†)	28,490	1,113,959
THQ, Inc. (*)	4,640	130,570
Verint Systems, Inc. (*)	2,650	92,591
		5,190,051

Real Estate — 0.3%
CB Richard Ellis Group, Inc. Cl. A (*)	4,700	164,453

Restaurants — 0.6%
RARE Hospitality International, Inc. (*)	9,920	306,330
Red Robin Gourmet Burgers, Inc. (*)	2,010	102,329
		408,659

Retail — 3.7%
A.C. Moore Arts & Crafts, Inc. (*) (†)	3,150	83,979
Borders Group, Inc.	9,300	247,566
Electronics Boutique Holdings Corp. (*)	2,840	122,035
Foot Locker, Inc.	15,900	465,870
GameStop Corp. (*)	4,170	92,407
GameStop Corp. Cl. B (*)	3,700	82,510
Insight Enterprises, Inc. (*)	5,070	89,029
Men’s Wearhouse, Inc. (*)	3,300	139,293
O’Reilly Automotive, Inc. (*)	16,345	809,568
PETCO Animal Supplies, Inc. (*)	1,930	71,043
Stamps.com, Inc. (*)	11,250	186,750
		2,390,050

Retail - Internet — 0.1%
Priceline.com, Inc. (*)	2,200	55,440

Telephone Utilities — 0.8%
Fairpoint Communications, Inc.	8,000	119,760
General Communication, Inc. Cl. A (*)	22,900	209,077
Ubiquitel, Inc. (*)	32,500	217,750
		546,587

6

Transportation — 3.0%
Arkansas Best Corp.	1,166	$44,051
Central Freight Lines, Inc. (*)	26,300	93,628
CNF, Inc.	4,200	196,518
J.B. Hunt Transport Services, Inc.	19,900	871,023
Kansas City Southern (*)	33,025	636,062
Yellow Roadway Corp. (*)	1,810	105,957
		1,947,239

TOTAL EQUITIES (Cost $43,505,820)		54,061,013

	Number of
	Shares
MUTUAL FUNDS - 0.3%
Investment Management Services
iShares Russell 2000 Growth Index Fund	1,630	101,875
Oil Service HOLDRs Trust	870	83,737
		185,612

TOTAL MUTUAL FUNDS (Cost $186,635)		185,612

TOTAL LONG TERM INVESTMENTS (Cost $43,692,455)		54,246,625

		Principal
		Amount
SHORT-TERM INVESTMENTS — 28.6%
Cash Equivalents — 19.0% (**)
Bank of America Bank Note 2.540%	06/01/2005	$373,030	373,030
Bank of America Bank Note 2.770%	04/18/2005	200,862	200,862
Bank of America Bank Note 2.800%	06/09/2005	200,862	200,862
Bank of America Bank Note 2.820%	05/16/2005	286,946	286,946
Barclays Eurodollar Time Deposit 2.785%	04/22/2005	114,779	114,779
Barclays Eurodollar Time Deposit 2.785%	04/25/2005	144,118	144,118
Barclays Eurodollar Time Deposit 2.950%	06/14/2005	286,946	286,946
BGI Institutional Money Market Fund		1,147,784	1,147,784
BNP Paribas Eurodollar Time Deposit 2.780%	04/19/2005	200,862	200,862
Calyon Eurodollar Time Deposit 2.770%	04/21/2005	142,463	142,463
Calyon Eurodollar Time Deposit 2.770%	04/28/2005	387,715	387,715
Canadian Imperial Bank of Commerce Bank Note 3.020%	05/18/2005	573,892	573,892

7

Citigroup Eurodollar Time Deposit 2.640%	04/01/2005	$393,025	$393,025
Citigroup Eurodollar Time Deposit 2.870%	06/06/2005	143,473	143,473
Citigroup Eurodollar Time Deposit 2.920%	06/14/2005	573,892	573,892
Den Danske Bank Eurodollar Time Deposit 2.844%	04/01/2005	201,218	201,218
Federal Home Loan Bank Discount Note 2.725%	04/22/2005	400,610	400,610
Fortis Bank Eurodollar Time Deposit 2.440%	04/14/2005	286,946	286,946
Fortis Bank Eurodollar Time Deposit 2.780%	04/26/2005	202,538	202,538
Fortis Bank Eurodollar Time Deposit 2.800%	04/06/2005	373,030	373,030
Freddie Mac Discount Note 2.728%	05/02/2005	147,704	147,704
Freddie Mac Discount Note 2.740%	05/03/2005	327,118	327,118
General Electric Capital Corp. 2.646%	04/04/2005	136,717	136,717
General Electric Capital Corp. 2.656%	04/04/2005	397,800	397,800
Goldman Sachs Financial Square Prime Obligations Fund		130,903	130,903
Keybank Eurodollar Time Deposit 2.844%	04/01/2005	344,335	344,335
Merrill Lynch Premier Institutional Money Market Fund		273,690	273,690
Merrimac Cash Fund, Premium Class		584,841	584,841
Morgan Stanley Dean Witter & Co. 2.955%	07/19/2005	573,892	573,892
Rabobank Nederland Eurodollar Time Deposit 2.750%	04/27/2005	156,564	156,564
Royal Bank of Canada Eurodollar Time Deposit 2.790%	04/29/2005	286,946	286,946
Royal Bank of Scotland Eurodollar Time Deposit 2.800%	05/02/2005	573,892	573,892
The Bank of the West Eurodollar Time Deposit 2.790%	04/22/2005	200,862	200,862
Toronto Dominion Bank Eurodollar Time Deposit 2.840%	05/09/2005	158,404	158,404
Toronto Dominion Bank Eurodollar Time Deposit 3.010%	06/24/2005	97,248	97,248
UBS AG Eurodollar Time Deposit 2.805%	05/03/2005	200,862	200,862
Wells Fargo Eurodollar Time Deposit 2.760%	04/07/2005	392,481	392,481
Wells Fargo Eurodollar Time Deposit 2.780%	04/20/2005	215,209	215,209

8

Wells Fargo Eurodollar Time Deposit 2.780%	04/21/2005	$86,531	$86,531
Wells Fargo Eurodollar Time Deposit 2.790%	04/12/2005	41,107	41,107
Wells Fargo Eurodollar Time Deposit 2.800%	05/05/2005	261,135	261,135
			12,223,232

Repurchase Agreement — 9.6%
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)		6,147,654	6,147,654

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			18,370,886

TOTAL INVESTMENTS — 112.9% (Cost $62,063,341) (***)			$72,617,511

Other Assets/(Liabilities) — (12.9%)			(8,277,113)

NET ASSETS — 100.0%			$64,340,398

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          Represents investments of security lending collateral. (Note 2).

(***)                   See Note 3 for aggregate cost for Federal tax purposes.

(†)                                  Denotes all or a portion of security on loan.

(a)                                  Maturity value of $6,147,998.  Collateralized by U.S. Government Agency obligation with a rate of 5.375%, maturity date of 03/25/2028, and an aggregate market value, including accrued interest, of $6,455,036.

The accompanying notes are an integral part of the financial statements.

9

MML Emerging Growth Fund — Portfolio of Investments

March 31, 2005 (Unaudited)

	Number of Shares	Market Value
EQUITIES - 91.3%
Advertising — 1.2%
Marchex, Inc. Cl. B (*)	3,000	$55,920
Valueclick, Inc. (*)	8,890	94,323
		150,243

Aerospace & Defense — 0.6%
Engineered Support Systems, Inc.	1,420	75,998

Air Transportation — 0.4%
Forward Air Corp.	1,300	55,354

Apparel, Textiles & Shoes — 3.9%
American Eagle Outfitters, Inc.	2,060	60,873
bebe stores, inc.	4,497	152,673
Carter’s, Inc. (*)	130	5,167
Deckers Outdoor Corp. (*)	3,000	107,220
Oxford Industries, Inc.	1,710	62,569
Too, Inc. (*)	2,060	50,820
Urban Outfitters, Inc. (*)	1,200	57,564
		496,886

Banking, Savings & Loans — 3.5%
Advance America Cash Advance Centers, Inc.	1,080	16,718
Commercial Capital Bancorp, Inc.	4,730	96,255
Euronet Worldwide, Inc. (*)	890	25,409
Nara Bancorp, Inc.	4,920	69,126
PrivateBancorp, Inc.	3,756	117,976
QC Holdings, Inc. (*)	540	8,116
Silicon Valley Bancshares (*)	2,610	114,997
		448,597

Building Materials & Construction — 1.7%
Chemed Corp.	2,027	155,025
Merge Technologies, Inc. (*)	3,680	64,584
		219,609

Commercial Services — 11.0%
Aaron Rents, Inc.	3,085	61,700
The Advisory Board Co. (*)	600	26,220
Bright Horizons Family Solutions, Inc. (*)	4,060	136,984
eResearch Technology, Inc. (*)	1,920	22,618
Global Payments, Inc.	2,200	141,878
Greenfield Online, Inc. (*)	7,590	149,143
Heidrick & Struggles International, Inc. (*)	3,120	114,722
Huron Consulting Group, Inc. (*)	2,210	45,769
Magellan Health Services, Inc. (*)	1,690	57,544
MPS Group, Inc. (*)	12,670	133,162
Navigant Consulting, Inc. (*)	8,010	218,112
Netease.com, Inc. Sponsored ADR (China) (*)	110	5,303
Resources Connection, Inc. (*)	4,800	100,464
Universal Technical Institute, Inc. (*)	3,330	122,544

1

WebSideStory, Inc. (*)	500	$6,125
Wind River Systems, Inc. (*)	4,300	64,844
		1,407,132

Communications — 3.2%
AudioCodes Limited (*)	5,790	65,195
InPhonic, Inc. (*)	990	22,488
Lifeline Systems, Inc. (*)	4,340	131,589
Nice Systems Limited (*)	2,437	78,520
Openwave Systems, Inc. (*)	8,030	97,886
PowerDsine Limited (*)	1,000	10,230
		405,908

Computer Integrated Systems Design — 1.2%
Eclipsys Corp. (*)	1,170	18,112
Mercury Computer Systems, Inc. (*)	3,546	97,799
SafeNet, Inc. (*)	1,150	33,706
		149,617

Computer Programming Services — 2.8%
CACI International, Inc. Cl. A (*)	2,240	123,715
Innovative Solutions & Support, Inc. (*)	1,257	39,910
Jamdat Mobile, Inc. (*)	2,650	45,686
Macromedia, Inc. (*)	3,410	114,235
Niku Corp. (*)	1,950	35,197
		358,743

Computer Related Services — 0.9%
Checkfree Corp. (*)	2,080	84,781
CNET Networks, Inc. (*)	3,780	35,683
		120,464

Computers & Information — 4.3%
Emulex Corp. (*)	6,145	115,772
Micros Systems, Inc. (*)	2,477	90,931
M-Systems Flash Disk Pioneers Limited (*)	7,770	171,251
Scientific Games Corp. Cl. A (*)	5,170	118,134
SRA International, Inc. Cl. A (*)	80	4,820
Storage Technology Corp. (*)	1,750	53,900
		554,808

Electrical Equipment & Electronics — 7.2%
Credence Systems Corp. (*)	5,790	45,799
DRS Technologies, Inc. (*)	3,180	135,150
Ixia (*)	7,617	135,506
O2Micro International Limited (*)	6,020	61,946
Photon Dynamics, Inc. (*)	4,660	88,820
PLX Technology, Inc. (*)	4,400	46,200
Power Integrations, Inc. (*)	2,390	49,927
Tessera Technologies, Inc. (*)	3,013	130,252
Varian Semiconductor Equipment Associates, Inc. (*)	2,560	97,306
Virage Logic Corp. (*)	7,540	82,638
Volterra Semiconductor Corp. (*)	3,830	51,705
		925,249

2

Energy — 3.7%
CAL Dive International, Inc. (*)	1,420	$64,326
Denbury Resources, Inc. (*)	4,040	142,329
Encore Acquisition Co. (*)	100	4,130
Headwaters, Inc. (*)	1,787	58,649
Superior Energy Services, Inc. (*)	2,300	39,560
Unit Corp. (*)	3,730	168,484
		477,478

Financial Services — 3.0%
Affiliated Managers Group, Inc. (*)	2,100	130,263
Boston Private Financial Holdings, Inc.	4,420	104,975
East West Bancorp, Inc.	1,669	61,619
First Cash Financial Services, Inc. (*)	3,867	81,864
International Securities Exchange, Inc. (*)	150	3,900
		382,621

Foods — 0.9%
Provide Commerce, Inc. (*)	1,720	49,674
United Natural Foods, Inc. (*)	2,170	62,127
		111,801

Healthcare — 3.6%
American Healthways, Inc. (*)	3,090	102,032
Matria Healthcare, Inc. (*)	3,800	116,698
Option Care, Inc.	2,810	57,858
United Surgical Partners International, Inc. (*)	4,060	185,826
		462,414

Home Construction, Furnishings & Appliances — 0.5%
Miller (Herman), Inc.	2,330	70,180

Information Retrieval Services — 1.5%
Ask Jeeves, Inc. (*)	1,470	41,278
Digital River, Inc. (*)	1,000	31,160
Infospace, Inc. (*)	2,771	113,140
		185,578

Insurance — 2.2%
AMERIGROUP Corp. (*)	1,390	50,818
Centene Corp. (*)	1,670	50,083
HealthExtras, Inc. (*)	6,500	108,225
Tower Group, Inc.	5,731	76,452
		285,578

Internet Software — 1.1%
WebEx Communications, Inc. (*)	6,710	144,869

Lodging — 2.9%
Four Seasons Hotels, Inc.	2,020	142,814
Kerzner International, Ltd. (*)	1,134	69,435
Orient-Express Hotels Limited Cl. A	2,302	60,082
Station Casinos, Inc.	1,430	96,597
		368,928

3

Machinery & Components — 2.1%
Axcelis Technologies, Inc. (*)	1,360	$9,928
Grant Prideco, Inc. (*)	6,430	155,349
IDEX Corp.	1,460	58,911
Ultratech, Inc. (*)	3,370	49,202
		273,390

Medical Supplies — 4.8%
American Medical Systems Holdings, Inc. (*)	4,570	78,513
Animas Corp. (*)	1,000	20,210
Armor Holdings, Inc. (*)	750	27,818
BEI Technologies, Inc.	2,989	71,646
Hologic, Inc. (*)	780	24,863
I-Flow Corp. (*)	2,570	40,683
Integra LifeSciences Holdings Corp. (*)	440	15,497
Intuitive Surgical, Inc. (*)	2,230	101,398
Laserscope (*)	4,170	132,356
Symmetry Medical, Inc. (*)	1,700	32,334
Ventana Medical Systems, Inc. (*)	1,820	68,177
		613,495

Metals & Mining — 0.8%
Maverick Tube Corp. (*)	3,140	102,081

Pharmaceuticals — 9.7%
Able Laboratories, Inc. (*)	4,170	97,828
Alexion Pharmaceuticals, Inc. (*)	5,430	117,641
Angiotech Pharmaceuticals, Inc. (*)	7,000	107,450
Atherogenics, Inc. (*)	5,750	75,268
Bone Care International, Inc. (*)	3,400	88,196
Connetics Corp. (*)	890	22,508
CV Therapeutics, Inc. (*)	2,400	48,864
Cypress Bioscience, Inc. (*)	4,840	44,238
Discovery Laboratories, Inc. (*)	11,300	63,619
First Horizon Pharmaceutical Corp. (*)	3,198	53,982
Inspire Pharmaceuticals, Inc. (*)	5,860	47,818
The Medicines Co. (*)	1,580	35,803
Nabi Biopharmaceuticals (*)	6,500	81,120
NitroMed, Inc. (*)	1,210	20,945
Nuvelo, Inc. (*)	3,940	25,610
Orchid Biosciences, Inc. (*)	1,440	16,934
Priority Healthcare Corp. Cl. B (*)	2,150	46,505
QLT, Inc. (*)	2,440	31,378
Rigel Pharmaceuticals, Inc. (*)	6,280	100,731
Salix Pharmaceuticals Limited (*)	5,755	94,900
Vaxgen, Inc. (*)	1,860	23,213
		1,244,551

Photography Equipment/Supplies — 0.4%
Sonic Solutions, Inc. (*)	3,650	54,933

4

Prepackaged Software — 4.0%
Altiris, Inc. (*)	2,180	$51,993
Blackboard, Inc. (*)	3,669	63,987
Dendrite International, Inc. (*)	4,880	68,515
Epicor Software Corp. (*)	7,220	94,582
MicroStrategy, Inc. Cl. A (*)	1,510	81,948
Open Solutions, Inc. (*)	3,160	62,663
Quest Software, Inc. (*)	4,460	61,726
THQ, Inc. (*)	670	18,854
Witness Systems, Inc. (*)	300	5,265
		509,533

Real Estate — 0.1%
ZipRealty, Inc. (*)	800	11,272

Restaurants — 2.5%
California Pizza Kitchen, Inc. (*)	2,852	66,851
P.F. Chang’s China Bistro, Inc. (*)	1,881	112,484
RARE Hospitality International, Inc. (*)	4,540	140,195
		319,530

Retail — 1.9%
GSI Commerce, Inc. (*)	4,224	57,151
Guitar Center, Inc. (*)	215	11,788
Hibbett Sporting Goods, Inc. (*)	2,201	66,118
Kenneth Cole Productions, Inc. Cl. A	2,390	69,645
Overstock.com, Inc. (*)	810	34,822
		239,524

Retail - Internet — 1.4%
Priceline.com, Inc. (*)	7,353	185,296

Telephone Utilities — 1.4%
Equinix, Inc. (*)	100	4,234
j2 Global Communications, Inc. (*)	4,141	142,078
Novatel Wireless, Inc. (*)	3,130	33,648
		179,960

Toys, Games — 0.3%
K2, Inc. (*)	2,400	33,000

Transportation — 0.6%
UTI Worldwide, Inc.	1,080	75,006

TOTAL EQUITIES (Cost $11,136,270)		11,699,626

Principal
Amount
SHORT-TERM INVESTMENTS — 8.0%
Repurchase Agreement
Investors Bank & Trust Company Repurchase Agreement, dated 3/31/2005, 2.02%, due 04/01/2005 (a)	$1,030,524	1,030,524

5

TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)	$1,030,524

TOTAL INVESTMENTS — 99.3% (Cost $12,166,794) (**)	$12,730,150

Other Assets/(Liabilities) — 0.7%	90,643

NET ASSETS — 100.0%	$12,820,793

Notes to Portfolio of Investments

ADR - American Depository Receipt.

(*)                                 Non-income producing security.

(**)                          See Note 3 for aggregate cost for Federal tax purposes.

(a)                                  Maturity value of $1,030,582. Collaterized by U.S. Government Agency obligation with a rate of 3.450%, maturity date of 08/25/2033, and an aggregate market value, including accrued interest, of $1,089,405.

The accompanying notes are an integral part of the financial statements.

6

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MML Series Investment Fund (‘‘MML Trust’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are fourteen series of the Trust (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’): MML Money Market Fund (‘‘Money Market Fund’’), MML Managed Bond Fund (‘‘Managed Bond Fund’’), MML Blend Fund (‘‘Blend Fund’’), MML Equity Fund (“Equity Fund”), MML Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Equity Fund (“Small Cap Equity Fund”), MML Small Company Opportunities Fund (“Small Company Opportunities Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”) and MML Emerging Growth Fund (“Emerging Growth Fund”).

The MML Trust was established by Massachusetts Mutual Life Insurance Company (‘‘MassMutual’’) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.	Significant
Accounting
Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment
Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (‘‘Trustees’’), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty

1

days or less) are valued on the basis of valuations furnished by a primary pricing service, or if no such valuation is available, from a secondary pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds except the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Valuation methods approved by the Trust’s Board of Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies will be converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees.

Securities Lending

All funds except the Money Market Fund may lend their securities to qualified brokers; however, securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the remaining Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2005, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral

Managed Bond Fund	$16,634,662	$16,980,325
Blend Fund	49,367,866	50,797,988
Equity Fund	77,176,449	80,408,299
Large Cap Value Fund	11,558,197	11,863,180
Equity Index Fund	24,943,891	25,775,156
Enhanced Index Core Equity Fund	2,091,001	2,152,127
Growth Equity Fund	2,004,799	2,061,940
Small Cap Equity Fund	14,585,542	15,113,208
Small Company Opportunities Fund	3,467,638	3,612,122
Small Cap Growth Equity Fund	11,774,307	12,223,232

2

Repurchase
Agreements

All Funds may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for
Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency
Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities.

Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign
Currency
Contracts
All funds except the Money Market Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign

3

denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At March 31, 2005, the Funds had no open forward foreign currency contracts.

Delayed Delivery
Transactions,
When Issued
Securities, and
Forward
Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed or the when-issued or delayed delivery security is received, the Funds record a realized gain or loss equal to the difference between the value of the contract or security at the time it was opened or purchased and the value of the contract or the security at the time it was extinguished or received. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

4

At March 31, 2005, the Funds had no open forward commitments.

Financial Futures
Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Managed Bond Fund, Blend Fund, Equity Index Fund and OTC 100 Fund at March 31, 2005, is as follows:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Depreciation

Managed Bond Fund
BUYS
92	90 Day Euro	03/16/06	$21,992,600	$(10,766)
Blend Fund
BUYS
31	90 Day Euro	03/13/06	$7,410,550	$(3,628)
305	S&P 500 EMINI Index	06/17/05	18,054,475	(425,634)
82	S&P 500 Index	06/17/05	24,269,950	(600,543)
55	U.S. Treasury Note 10 year	06/30/05	6,009,609	(34,467)
				$(1,064,272)

Equity Index Fund
BUYS
9	S&P 500 Index	06/17/05	$2,663,775	$(38,104)

OTC 100 Fund
BUYS
9	NASDAQ 100 Index	07/17/05	$268,380	$(2,168)

5

Foreign
Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.	Federal Income
Tax Information
At March 31, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Managed Bond Fund	$387,790,629	$7,817,020	$(4,922,595)	$2,894,425
Blend Fund	889,995,246	154,195,952	(8,921,587)	145,274,365
Equity Fund	1,158,993,450	289,074,993	(16,548,074)	272,526,918
Inflation-Protected Bond Fund	103,104,433	1,691,241	(598,089)	1,093,152
Large Cap Value Fund	86,850,842	16,675,620	(1,970,070)	14,705,550
Equity Index Fund	387,297,657	69,161,676	(46,765,960)	22,395,716
Enhanced Index Core Equity Fund	18,806,066	1,553,688	(569,373)	984,314
Growth Equity Fund	23,078,304	1,970,756	(655,544)	1,315,211
OTC 100 Fund	9,241,575	1,609,886	(647,023)	962,863
Small Cap Equity Fund	88,296,927	23,565,417	(2,026,500)	21,538,916
Small Company Opportunities Fund	56,655,555	11,038,664	(2,602,364)	(8,436,300)
Small Cap Growth Equity Fund	62,063,341	12,644,055	(2,089,885)	10,554,170
Emerging Growth Fund	12,166,794	1,316,727	(753,371)	563,356

Note: The aggregate cost for investments for the Money Market Fund as of March 31, 2005, is the same for financial reporting and Federal income tax purposes.

6

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund

By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer

Date	May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer

Date	May 19, 2005

By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer

Date	May 24, 2005